UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act File Number 811-21852
COLUMBIA FUNDS SERIES TRUST II
(Exact name of registrant as specified in charter)

50606 Ameriprise Financial Center, Minneapolis, Minnesota	55474

(Address of principal executive offices)	(Zip code)
Scott R. Plummer — 5228 Ameriprise Financial Center, Minneapolis, MN 55474
(Name and address of agent for service)
Registrant’s telephone number, including area code: (612) 671-1947
Date of fiscal year end: January 31
Date of reporting period: July 31, 2011

Item 1. Reports to Stockholders.
Semiannual Report

Semiannual Report

Columbia Income Builder Fund

Semiannual Report for the Period Ended July 31, 2011

Columbia Income Builder Fund invests in other affiliated funds and seeks to provide shareholders with a high level of current income and growth of capital.

 Not FDIC insured - No bank guarantee - May lose value

Your Fund at a Glance	2
Investment Changes	4
Fund Expense Example	6
Investments in Affiliated Funds	8
Statement of Assets and Liabilities	10
Statement of Operations	11
Statement of Changes in Net Assets	12
Financial Highlights	14
Notes to Financial Statements	20
Proxy Voting	26
Results of Meetings of Shareholders	26

See the Fund’s prospectus for risks associated with investing in the Fund.

COLUMBIA INCOME BUILDER FUND — 2011 SEMIANNUAL REPORT  1

Your Fund at a Glance
(Unaudited)

FUND SUMMARY

>	Columbia Income Builder Fund (the Fund) Class A shares rose 4.01% (excluding sales charge) for the six months ended July 31, 2011.

>	The Fund’s bond benchmark, the Barclays Capital U.S. Aggregate Bond Index, gained 4.23% during the same time frame.

>	The Fund’s domestic equity benchmark, the Russell 3000® Value Index, rose 0.15% for the six-month period.

>	The Citigroup 3-Month U.S. Treasury Bill Index advanced 0.05% during the six-month period.

>	The Fund outperformed its Blended Index, composed of 65% Barclays Capital U.S. Aggregate Bond Index, 25% Russell 3000® Value Index and 10% Citigroup 3-Month U.S. Treasury Bill Index, which gained 2.82% for the same period.

ANNUALIZED TOTAL RETURNS (for period ended July 31, 2011)

Since
inception
	6 months*	1 year	3 years	5 years	2/16/2006**
Columbia Income Builder Fund
Class A (excluding sales charge)	+4.01%	+11.25%	+7.54%	+5.85%	+5.76%

Barclays Capital U.S. Aggregate Bond Index(1) (unmanaged)	+4.23%	+4.44%	+7.05%	+6.57%	+6.16%

Russell 3000 Value Index(2) (unmanaged)	+0.15%	+16.90%	+1.49%	+0.14%	+0.83%

Citigroup 3-Month U.S. Treasury Bill Index(3) (unmanaged)	+0.05%	+0.13%	+0.30%	+1.78%	+2.01%

Blended Index(4) (unmanaged)	+2.82%	+7.20%	+5.46%	+4.83%	+4.72%

*	Not annualized.
**	Fund data, Barclays Capital U.S. Aggregate Bond Index and Russell 3000 Value Index are from February 16, 2006. Citigroup 3-month U.S. Treasury Bill Index and Blended Index are from February 28, 2006.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiamanagement.com or calling 800.345.6611.

The 4.75% sales charge applicable to Class A shares of the Fund is not reflected in the table above. If reflected, returns would be lower than those shown. The performance of other classes may vary from that shown because of differences in fees and expenses. The Fund’s returns reflect the effect of fee waivers/expense reimbursements, if any. Without such waivers/reimbursements, the Fund’s returns would be lower. See the Average Annual Total Returns table for performance of other share classes of the Fund.

The indices do not reflect the effects of sales charges, expenses (excluding Lipper) and taxes. It is not possible to invest directly in an index.

(1)	The Barclays Capital U.S. Aggregate Bond Index, an unmanaged index, is made up of a representative list of government, corporate, asset-backed and mortgage-backed securities. The index is frequently used as a general measure of bond market performance.

(2)	The Russell 3000 Value Index, an unmanaged index, measures the performance of those Russell 3000® Index companies with lower price-to-book ratios and lower forecasted growth values.

(3)	The Citigroup 3-Month U.S. Treasury Bill Index, an unmanaged index, is representative of the performance of three-month Treasury bills.

(4)	The Income Builder Fund Blended Index consists of 65% Barclays Capital U.S. Aggregate Bond Index, 25% Russell 3000 Value Index and 10% Citigroup 3-Month U.S. Treasury Bill Index. The Citigroup 3-Month U.S. Treasury Bill Index is shown in the table because it is a separate component of the Blended Index.

2  COLUMBIA INCOME BUILDER FUND — 2011 SEMIANNUAL REPORT

AVERAGE ANNUAL TOTAL RETURNS

at July 31, 2011
Since
Without sales charge	6 months*	1 year	3 years	5 years	inception
Class A (inception 2/16/06)	+4.01%	+11.25%	+7.54%	+5.85%	+5.76%

Class B (inception 2/16/06)	+3.63%	+10.48%	+6.77%	+5.06%	+4.97%

Class C (inception 2/16/06)	+3.66%	+10.44%	+6.76%	+5.06%	+4.98%

Class R (inception 9/27/10)	+3.92%	N/A	N/A	N/A	+9.00%*

Class R4 (inception 2/16/06)	+4.03%	+11.26%	+7.65%	+6.18%	+6.07%

Class Z (inception 9/27/10)	+4.08%	N/A	N/A	N/A	+8.94%*

With sales charge
Class A (inception 2/16/06)	-0.95%	+6.01%	+5.81%	+4.83%	+4.82%

Class B (inception 2/16/06)	-1.37%	+5.48%	+5.88%	+4.73%	+4.82%

Class C (inception 2/16/06)	+2.66%	+9.44%	+6.76%	+5.06%	+4.98%

*	Not annualized.

The “Without sales charge” returns for Class A, Class B and Class C shares do not include applicable initial or contingent deferred sales charges. If included, returns would be lower than those shown. The “With sales charge” returns for Class A, Class B and Class C shares include: the maximum initial sales charge of 4.75% for Class A shares; the applicable contingent deferred sales charge (CDSC) for Class B shares (applied as follows: first year 5%; second year 4%; third and fourth years 3%; fifth year 2%; sixth year 1%; no sales charge thereafter); and a 1% CDSC for Class C shares sold within one year after purchase. The Fund’s other share classes are not subject to sales charges and have limited eligibility. See the Fund’s prospectus for details.

COLUMBIA INCOME BUILDER FUND — 2011 SEMIANNUAL REPORT  3

Investment Changes
(Unaudited)

Columbia Income Builder Fund

Fund holdings at July 31, 2011

	% of Fund’s	% of Fund’s portfolio assets
	portfolio assets	6 months ago
Domestic Equity Funds/International Equity Funds

Includes large cap, international, mid cap, real estate, small cap, small-mid cap

Columbia Dividend Opportunity Fund	10.1%	8.5%

Columbia Large Core Quantitative Fund	—%	3.9%

Columbia Large Value Quantitative Fund	4.5%	4.6%

Columbia Multi-Advisor International Equity Fund(1)	2.0%	2.0%

Columbia Real Estate Equity Fund(2)	4.9%	3.0%

Columbia Small Cap Value Fund I(3)	4.8%	4.9%

	26.3%	26.9%

Fixed-Income Funds

Includes government, corporate, mortgage and agency securities, floating rate, global, high yield, inflation protected

Columbia Diversified Bond Fund	13.1%	15.4%

Columbia Emerging Markets Bond Fund	6.1%	4.6%

Columbia Floating Rate Fund	6.3%	5.4%

Columbia Global Bond Fund	—%	2.0%

Columbia High Yield Bond Fund	12.1%	13.0%

Columbia Inflation Protected Securities Fund	7.1%	7.3%

Columbia International Bond Fund	2.0%	—%

Columbia Limited Duration Credit Fund	3.8%	3.5%

Columbia U.S. Government Mortgage Fund	15.2%	14.9%

	65.7%	66.1%

Alternative Investments

Includes government, corporate, mortgage and agency securities

Columbia Absolute Return Currency and Income Fund	3.0%	4.7%

Columbia Absolute Return Multi-Strategy Fund	2.0%	—%

Columbia Convertible Securities Fund	2.9%	—%

	7.9%	4.7%

Cash Equivalents

Columbia Money Market Fund	0.1%	2.3%

	100.0%	100.0%

(1)	RiverSource Disciplined International Equity Fund merged into Columbia Multi-Advisor International Equity Fund as of April 8, 2011.
(2)	RiverSource Real Estate Fund merged into Columbia Real Estate Equity Fund as of April 8, 2011.
(3)	RiverSource Disciplined Small Cap Value Fund merged into Columbia Small Cap Value Fund I as of June 3, 2011.

Portfolio Allocation
(at July 31, 2011; % of portfolio assets)

Equity Funds(1)	26.3%

Fixed-Income Funds(2)	65.7%

Alternative Investments(3)	7.9%

Cash Equivalents(4)	0.1%

(1)	Includes Dividend Income 10.1%, Real Estate 4.9%, U.S. Small Cap 4.8%, U.S. Large Cap 4.5% and International 2.0%.
(2)	Includes Investment Grade 32.1%, High Yield 12.1%, Inflation Protected Securities 7.1%, Floating Rate 6.3%, Emerging Markets 6.1% and International 2.0%.
(3)	Comprised entirely of investments in the Columbia Absolute Return Currency and Income Fund, Columbia Absolute Return Multi-Strategy Fund and Columbia Convertible Securities Fund.
(4)	Comprised entirely of an investment in the Columbia Money Market Fund.

4  COLUMBIA INCOME BUILDER FUND — 2011 SEMIANNUAL REPORT

Top Five Holdings
(at July 31, 2011; % of portfolio assets)

Columbia U.S. Government Mortgage Fund	15.2%

Columbia Diversified Bond Fund	13.1%

Columbia High Yield Bond Fund	12.1%

Columbia Dividend Opportunity Fund	10.1%

Columbia Inflation Protected Securities Fund	7.1%

For further detail about these holdings, please refer to the section entitled “Investments in Affiliated Funds.”

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

COLUMBIA INCOME BUILDER FUND — 2011 SEMIANNUAL REPORT  5

Fund Expense Example
(Unaudited)

As a shareholder of the Fund, you incur, depending on the share class, two types of costs: (i) transaction costs, including sales charges (loads) on purchase payments; and (ii) ongoing costs, which may include distribution and service (Rule 12b-1) fees; and other Fund fees and expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. In addition to the ongoing expenses which the Fund bears directly, the Fund’s shareholders indirectly bear the ongoing expenses of any funds in which the Fund invests (also referred to as “acquired funds”), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds). The Fund’s indirect expense from investing in the acquired funds is based on the Fund’s pro rata portion of the ongoing expenses charged by acquired funds using the expense ratio of each of the acquired funds as of the acquired fund’s most recent shareholder report.

The example is based on an investment of $1,000 invested at the beginning of the period indicated and held until July 31, 2011.

Actual Expenses
The first line of the table provides information about actual account values and actual expenses for each class. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Direct expenses paid during the period” to estimate the expenses you paid on your account during this period. You can also estimate the direct and indirect expenses you paid over the period by using the number in the first line under the heading “Direct and indirect expenses paid during the period.”

Hypothetical Example for Comparison Purposes
The second line of the table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for each class and an assumed rate of return of 5% per year before expenses, which is not the actual return for the class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

6  COLUMBIA INCOME BUILDER FUND — 2011 SEMIANNUAL REPORT

				Direct and
			Direct	indirect
	Beginning	Ending	expenses	expenses
	account value	account value	paid during	paid during
	Feb. 1, 2011	July 31, 2011	the period(a)	the period(b),(c)
Class A

Actual(d)	$1,000	$1,040.10	$1.85	$5.35

Hypothetical (5% return before expenses)	$1,000	$1,022.66	$1.84	$5.31

Class B

Actual(d)	$1,000	$1,036.30	$5.64	$9.14

Hypothetical (5% return before expenses)	$1,000	$1,018.98	$5.59	$9.06

Class C

Actual(d)	$1,000	$1,036.60	$5.64	$9.14

Hypothetical (5% return before expenses)	$1,000	$1,018.98	$5.59	$9.06

Class R

Actual(d)	$1,000	$1,039.20	$2.95	$6.45

Hypothetical (5% return before expenses)	$1,000	$1,021.58	$2.92	$6.39

Class R4

Actual(d)	$1,000	$1,040.30	$1.70	$5.20

Hypothetical (5% return before expenses)	$1,000	$1,022.85	$1.69	$5.16

Class Z

Actual(d)	$1,000	$1,040.80	$0.55	$4.05

Hypothetical (5% return before expenses)	$1,000	$1,023.98	$0.55	$4.02

Annualized Expense Ratios

	Fund’s	Acquired fund	Total Fund and
	annualized	(underlying fund)	acquired fund fees
	expense ratio	fees and expenses(c)	and expenses
Class A	.38%	.70%	1.08%

Class B	1.13%	.70%	1.83%

Class C	1.13%	.70%	1.83%

Class R	.60%	.70%	1.30%

Class R4	.34%	.70%	1.04%

Class Z	.11%	.70%	.81%

(a)	Expenses are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period, multiplied by 179/365 (to reflect the one-half year period).
(b)	Expenses are equal to the annualized expense ratio for each class as indicated above, plus the acquired fund (underlying fund) fees and expenses, multiplied by the average account value over the period, multiplied by 179/365 (to reflect the one-half year period).
(c)	Columbia Management Investment Advisers, LLC (the Investment Manager) and its affiliates have contractually agreed to waive fees and expenses for Class I shares on a number of underlying funds until at least the end of the underlying funds’ next fiscal year, unless sooner terminated at the sole discretion of the underlying funds’ Board. Before taking the fee waivers into account, the acquired fund (underlying fund) fees and expenses would have been 0.78% for all classes. Had these commitments not been in place for the entire six month period ended July 31, 2011, the actual direct and indirect expenses paid would have been $5.85 for Class A, $9.54 for Class B, $9.54 for Class C, $6.90 for Class R, $5.60 for Class R4 and $4.45 for Class Z; the hypothetical direct and indirect expenses paid would have been $5.75 for Class A, $9.46 for Class B, $9.46 for Class C, $6.84 for Class R, $5.56 for Class R4 and $4.42 for Class Z.
(d)	Based on the actual return for the six months ended July 31, 2011: +4.01% for Class A, +3.63% for Class B, +3.66% for Class C, +3.92% for Class R, +4.03 for Class R4 and +4.08% for Class Z.

COLUMBIA INCOME BUILDER FUND — 2011 SEMIANNUAL REPORT  7

Investments in Affiliated Funds

Columbia Income Builder Fund
July 31, 2011 (Unaudited)
(Percentages represent value of investments compared to net assets)

	Shares	Value

Equity Funds (26.4%)

Dividend Income 10.2%
Columbia Dividend Opportunity Fund	9,955,127	$80,138,768

International 2.0%
Columbia Multi-Advisor International Equity Fund	1,254,615	15,619,957

Real Estate 4.9%
Columbia Real Estate Equity Fund	2,888,347	38,963,805

U.S. Large Cap 4.5%
Columbia Large Value Quantitative Fund	4,793,327	35,518,551

U.S. Small Cap 4.8%
Columbia Small Cap Value Fund I	812,301	38,194,398

Total Equity Funds
(Cost: $190,803,245)		$208,435,479

Fixed-Income Funds 65.7%

Emerging Markets 6.1%
Columbia Emerging Markets Bond Fund	4,091,710	$48,159,424

Floating Rate 6.3%
Columbia Floating Rate Fund	5,561,217	49,828,509

High Yield 12.1%
Columbia High Yield Bond Fund	33,881,528	95,884,725

Inflation Protected Securities 7.1%
Columbia Inflation Protected Securities Fund	5,069,815	55,920,057

International 2.1%
Columbia International Bond Fund	1,386,369	16,137,336

Investment Grade 32.0%
Columbia Diversified Bond Fund	20,244,337	103,448,559
Columbia Limited Duration Credit Fund	2,961,848	29,944,287
Columbia U.S. Government Mortgage Fund	21,810,868	119,959,776

Total		253,352,622

Total Fixed-Income Funds
(Cost: $471,094,308)		$519,282,673

	Shares	Value

Alternative Investments 7.9%
Columbia Absolute Return Currency and Income Fund(a)	2,345,217	$23,616,338
Columbia Absolute Return Multi-Strategy Fund(a)	1,596,199	15,898,143
Columbia Convertible Securities Fund	1,539,838	23,220,756

Total Alternative Investments
(Cost: $63,712,405)		$62,735,237

Cash Equivalents 0.1%

Money Market 0.1%
Columbia Money Market Fund, 0.011%(b)	811,875	$811,875

Total Cash Equivalents
(Cost: $811,875)		$811,875

Total Investments in Affiliated Funds
(Cost: $726,421,833)		$791,265,264
Other Assets and Liabilities		(430,737)

Net Assets		$790,834,527

Notes to Investments in Affiliated Funds

(a)	Non-income producing.

(b)	The rate shown is the seven-day current annualized yield at July 31, 2011.

The accompanying Notes to Financial Statements are an integral part of this statement.

8  COLUMBIA INCOME BUILDER FUND — 2011 SEMIANNUAL REPORT

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (to include NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund’s investments as of July 31, 2011:

Fair Value at July 31, 2011
	Level 1	Level 2
	quoted prices	Other	Level 3
	in active	Significant	Significant
	markets for	Observable	Unobservable
Description	identical assets(a)	Inputs	Inputs	Total
Investments in Affiliated Funds	$791,265,264	$—	$—	$791,265,264

(a)	There were no significant transfers between Levels 1 and 2 during the period.

How to find information about the Fund’s quarterly portfolio holdings

(i)	The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q;

(ii)	The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov;

(iii)	The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 800.SEC.0330); and

(iv)	The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can be obtained without charge, upon request, by calling 800.345.6611.

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA INCOME BUILDER FUND — 2011 SEMIANNUAL REPORT  9

Statement of Assets and Liabilities

July 31, 2011 (Unaudited)
Assets
Investments in affiliated funds, at value
(identified cost $726,421,833)	$791,265,264
Receivable for:
Capital shares sold	1,068,695
Dividends from affiliated funds	1,523,926

Total assets	793,857,885

Liabilities
Payable for:
Affiliated investments purchased	1,734,714
Capital shares purchased	1,191,004
Distribution fees	7,360
Administration fees	433
Other expenses	89,847

Total liabilities	3,023,358

Net assets applicable to outstanding capital stock	$790,834,527

Represented by
Paid-in capital	$851,139,646
Excess of distributions over net investment income	(1,096,052)
Accumulated net realized loss	(124,052,498)
Unrealized appreciation (depreciation) on:
Affiliated investments	64,843,431

Total — representing net assets applicable to outstanding capital stock	$790,834,527

Net assets applicable to outstanding shares
Class A	$694,756,037
Class B	$43,641,286
Class C	$51,430,382
Class R	$2,641
Class R4	$63,957
Class Z	$940,224
Shares outstanding
Class A	64,255,760
Class B	4,019,566
Class C	4,739,421
Class R	243
Class R4	5,909
Class Z	86,950
Net asset value per share
Class A(a)	$10.81
Class B	$10.86
Class C	$10.85
Class R	$10.87
Class R4	$10.82
Class Z	$10.81

(a)	The maximum offering price per share for Class A is $11.35. The offering price is calculated by dividing the net asset value by 1.0 minus the maximum sales charge of 4.75%.

The accompanying Notes to Financial Statements are an integral part of this statement.

10  COLUMBIA INCOME BUILDER FUND — 2011 SEMIANNUAL REPORT

Statement of Operations

Six months ended July 31, 2011 (Unaudited)
Net investment income
Income:
Dividend distributions from underlying affiliated funds	$11,295,609

Expenses:
Distribution fees
Class A	625,256
Class B	200,305
Class C	188,639
Class R	7
Transfer agent fees
Class A	199,080
Class B	16,193
Class C	14,929
Class R	1
Class R4	12
Class Z	199
Administration fees	57,858
Plan administration fees
Class R4	54
Compensation of board members	1,799
Custodian fees	3,370
Printing and postage fees	10,425
Registration fees	27,080
Professional fees	10,740
Merger expense	67,180
Other	520

Total expenses	1,423,647
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(8,912)

Total net expenses	1,414,735

Net investment income	9,880,874

Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Sales of underlying affiliated funds	14,129,353
Capital gain distributions from underlying affiliated funds	872,362

Net realized gain	15,001,715
Net change in unrealized appreciation (depreciation) on:
Investments — affiliated issuers	(8,008,424)

Net change in unrealized depreciation	(8,008,424)

Net realized and unrealized gain	6,993,291

Net increase in net assets resulting from operations	$16,874,165

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA INCOME BUILDER FUND — 2011 SEMIANNUAL REPORT  11

Statement of Changes in Net Assets

	Six months ended	Year ended
	July 31, 2011	January 31, 2011(a)
	(Unaudited)
Operations
Net investment income	$9,880,874	$7,614,255
Net realized gain	15,001,715	615,081
Net change in unrealized appreciation (depreciation)	(8,008,424)	19,012,960

Net increase in net assets resulting from operations	16,874,165	27,242,296

Distributions to shareholders from:
Net investment income
Class A	(9,348,590)	(7,534,322)
Class B	(551,472)	(652,323)
Class C	(551,983)	(467,629)
Class R	(43)	(39)
Class R4	(817)	(402)
Class Z	(11,935)	(195)
Tax return of capital
Class A	—	(4,312)
Class B	—	(373)
Class C	—	(268)

Total distributions to shareholders	(10,464,840)	(8,659,863)

Increase (decrease) in net assets from share transactions	548,861,518	(11,985,452)

Total increase in net assets	555,270,843	6,596,981
Net assets at beginning of period	235,563,684	228,966,703

Net assets at end of period	$790,834,527	$235,563,684

Undistributed (excess of distributions over) net investment income	$(1,096,052)	$—

(a)	Class R and Class Z shares are for the period from September 27, 2010 (commencement of operations) to January 31, 2011.

The accompanying Notes to Financial Statements are an integral part of this statement.

12  COLUMBIA INCOME BUILDER FUND — 2011 SEMIANNUAL REPORT

	Six months ended		Year ended
	July 31, 2011		January 31, 2011(a)
	(Unaudited)
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A shares
Subscriptions	3,960,059	42,780,891	3,186,803	32,693,920
Fund merger	45,231,208	488,072,273	—	—
Conversions from Class B	943,574	10,237,571	391,455	3,961,521
Distributions reinvested	665,088	7,180,271	605,798	6,187,163
Redemptions	(5,391,293)	(58,341,628)	(4,967,802)	(50,691,904)

Net increase (decrease)	45,408,636	489,929,378	(783,746)	(7,849,300)

Class B shares
Subscriptions	177,412	1,939,642	335,347	3,403,105
Fund merger	3,545,400	38,389,673	—	—
Distributions reinvested	43,668	473,254	55,242	565,004
Conversions to Class A	(940,108)	(10,237,571)	(390,297)	(3,961,521)
Redemptions	(530,132)	(5,755,409)	(824,816)	(8,401,050)

Net increase (decrease)	2,296,240	24,809,589	(824,524)	(8,394,462)

Class C shares
Subscriptions	806,583	8,735,963	603,118	6,213,417
Fund merger	2,549,594	27,611,177	—	—
Distributions reinvested	38,569	417,870	34,490	354,194
Redemptions	(326,231)	(3,542,671)	(234,253)	(2,399,895)

Net increase	3,068,515	33,222,339	403,355	4,167,716

Class R shares
Subscriptions	—	—	243	2,500

Net increase	—	—	243	2,500

Class R4 shares
Fund merger	4,875	52,653	—	—
Distributions reinvested	34	375	—	—

Net increase	4,909	53,028	—	—

Class Z shares
Subscriptions	80,773	871,313	8,379	87,942
Distributions reinvested	828	8,930	14	152
Redemptions	(3,044)	(33,059)	—	—

Net increase	78,557	847,184	8,393	88,094

Total net increase (decrease)	50,856,857	548,861,518	(1,196,279)	(11,985,452)

(a)	Class R and Class Z shares are for the period from September 27, 2010 (commencement of operations) to January 31, 2011.

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA INCOME BUILDER FUND — 2011 SEMIANNUAL REPORT  13

Financial Highlights

The following tables are intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. For periods ended 2008 and after, per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total returns assume reinvestment of all dividends and distributions. Total returns do not reflect payment of sales charges, if any, and are not annualized for periods of less than one year.

	Six months							Year ended
	ended July 31,		Year ended Jan. 31,					May 31,
	2011		2011		2010	2009	2008(a)	2007
	(Unaudited)
Class A
Per share data
Net asset value, beginning of period	$10.58		$9.76		$8.24	$10.27	$10.79	$9.98

Income from investment operations:
Net investment income	0.19		0.35		0.35	0.38	0.30	0.42
Net realized and unrealized gain (loss) on investments	0.23		0.87		1.55	(2.03)	(0.39)	0.84

Total from investment operations	0.42		1.22		1.90	(1.65)	(0.09)	1.26

Less distributions to shareholders from:
Net investment income	(0.19)		(0.40)		(0.38)	(0.38)	(0.36)	(0.45)
Net realized gains	—		—		—	—	(0.07)	—
Tax return of capital	—		(0.00	)(b)	—	—	—	—

Total distributions to shareholders	(0.19)		(0.40)		(0.38)	(0.38)	(0.43)	(0.45)

Net asset value, end of period	$10.81		$10.58		$9.76	$8.24	$10.27	$10.79

Total return	4.01%		12.72%		23.35%	(16.43% )	(0.84% )	12.89%

Ratios to average net assets(c)
Expenses prior to fees waived or expenses reimbursed	0.38%	(d)	0.44%		0.42%	0.41%	0.40% (d)	0.46%

Net expenses after fees waived or expenses reimbursed(e)	0.38%	(d)	0.44%		0.42%	0.41%	0.40% (d)	0.45%

Net investment income	3.53%	(d)	3.42%		3.87%	3.75%	4.26% (d)	4.02%

Supplemental data
Net assets, end of period (in thousands)	$694,756		$199,434		$191,609	$186,971	$260,429	$197,480

Portfolio turnover	17%		28%		41%	39%	19%	27%

See accompanying Notes to Financial Highlights.

The accompanying Notes to Financial Statements are an integral part of this statement.

14  COLUMBIA INCOME BUILDER FUND — 2011 SEMIANNUAL REPORT

	Six months							Year ended
	ended July 31,		Year ended Jan. 31,					May 31,
	2011		2011		2010	2009	2008(a)	2007
	(Unaudited)
Class B
Per share data
Net asset value, beginning of period	$10.62		$9.79		$8.23	$10.25	$10.77	$9.97

Income from investment operations:
Net investment income	0.15		0.27		0.28	0.31	0.25	0.35
Net realized and unrealized gain (loss) on investments	0.23		0.88		1.54	(2.02)	(0.39)	0.83

Total from investment operations	0.38		1.15		1.82	(1.71)	(0.14)	1.18

Less distributions to shareholders from:
Net investment income	(0.14)		(0.32)		(0.26)	(0.31)	(0.31)	(0.38)
Net realized gains	—		—		—	—	(0.07)	—
Tax return of capital	—		(0.00	)(b)	—	—	—	—

Total distributions to shareholders	(0.14)		(0.32)		(0.26)	(0.31)	(0.38)	(0.38)

Net asset value, end of period	$10.86		$10.62		$9.79	$8.23	$10.25	$10.77

Total return	3.63%		11.91%		22.38%	(17.00% )	(1.34% )	12.01%

Ratios to average net assets(c)
Expenses prior to fees waived or expenses reimbursed	1.13%	(d)	1.19%		1.18%	1.16%	1.15% (d)	1.22%

Net expenses after fees waived or expenses reimbursed(e)	1.13%	(d)	1.19%		1.18%	1.16%	1.15% (d)	1.21%

Net investment income	2.75%	(d)	2.61%		3.06%	2.96%	3.50% (d)	3.27%

Supplemental data
Net assets, end of period (in thousands)	$43,641		$18,295		$24,940	$27,939	$42,118	$33,369

Portfolio turnover	17%		28%		41%	39%	19%	27%

See accompanying Notes to Financial Highlights.

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA INCOME BUILDER FUND — 2011 SEMIANNUAL REPORT  15

Financial Highlights (continued)

	Six months							Year ended
	ended July 31,		Year ended Jan. 31,					May 31,
	2011		2011		2010	2009	2008(a)	2007
	(Unaudited)
Class C
Per share data
Net asset value, beginning of period	$10.61		$9.79		$8.24	$10.26	$10.78	$9.99

Income from investment operations:
Net investment income	0.15		0.28		0.29	0.31	0.25	0.35
Net realized and unrealized gain (loss) on investments	0.24		0.86		1.53	(2.02)	(0.39)	0.82

Total from investment operations	0.39		1.14		1.82	(1.71)	(0.14)	1.17

Less distributions to shareholders from:
Net investment income	(0.15)		(0.32)		(0.27)	(0.31)	(0.31)	(0.38)
Net realized gains	—		—		—	—	(0.07)	—
Tax return of capital	—		(0.00	)(b)	—	—	—	—

Total distributions to shareholders	(0.15)		(0.32)		(0.27)	(0.31)	(0.38)	(0.38)

Net asset value, end of period	$10.85		$10.61		$9.79	$8.24	$10.26	$10.78

Total return	3.66%		11.84%		22.35%	(16.97% )	(1.33% )	11.91%

Ratios to average net assets(c)
Expenses prior to fees waived or expenses reimbursed	1.13%	(d)	1.20%		1.17%	1.16%	1.15% (d)	1.21%

Net expenses after fees waived or expenses reimbursed(e)	1.13%	(d)	1.20%		1.17%	1.16%	1.15% (d)	1.20%

Net investment income	2.79%	(d)	2.72%		3.16%	3.00%	3.53% (d)	3.27%

Supplemental data
Net assets, end of period (in thousands)	$51,430		$17,732		$12,407	$9,282	$11,685	$8,088

Portfolio turnover	17%		28%		41%	39%	19%	27%

See accompanying Notes to Financial Highlights.

The accompanying Notes to Financial Statements are an integral part of this statement.

16  COLUMBIA INCOME BUILDER FUND — 2011 SEMIANNUAL REPORT

	Six months		Year ended
	ended July 31,		Jan. 31,
	2011		2011(f)
	(Unaudited)
Class R
Per share data
Net asset value, beginning of period	$10.63		$10.29

Income from investment operations:
Net investment income	0.17		0.17
Net realized and unrealized gain on investments	0.25		0.33

Total from investment operations	0.42		0.50

Less distributions to shareholders from:
Net investment income	(0.18)		(0.16)
Tax return of capital	—		(0.00	)(b)

Total distributions to shareholders	(0.18)		(0.16)

Net asset value, end of period	$10.87		$10.63

Total return	3.92%		4.88%

Ratios to average net assets(c)
Expenses prior to fees waived or expenses reimbursed	0.60%	(d)	0.63%	(d)

Net expenses after fees waived or expenses reimbursed(e)	0.60%	(d)	0.63%	(d)

Net investment income	3.25%	(d)	4.84%	(d)

Supplemental data
Net assets, end of period (in thousands)	$3		$3

Portfolio turnover	17%		28%

See accompanying Notes to Financial Highlights.

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA INCOME BUILDER FUND — 2011 SEMIANNUAL REPORT  17

Financial Highlights (continued)

	Six months							Year ended
	ended July 31,		Year ended Jan. 31,					May 31,
	2011		2011		2010	2009	2008(a)	2007
	(Unaudited)
Class R4
Per share data
Net asset value, beginning of period	$10.59		$9.77		$8.26	$10.28	$10.80	$9.99

Income from investment operations:
Net investment income	0.19		0.35		0.36	0.42	0.33	0.43
Net realized and unrealized gain (loss) on investments	0.23		0.87		1.54	(2.01)	(0.34)	0.84

Total from investment operations	0.42		1.22		1.90	(1.59)	(0.01)	1.27

Less distributions to shareholders from:
Net investment income	(0.19)		(0.40)		(0.39)	(0.43)	(0.44)	(0.46)
Net realized gains	—		—		—	—	(0.07)	—
Tax return of capital	—		(0.00	)(b)	—	—	—	—

Total distributions to shareholders	(0.19)		(0.40)		(0.39)	(0.43)	(0.51)	(0.46)

Net asset value, end of period	$10.82		$10.59		$9.77	$8.26	$10.28	$10.80

Total return	4.03%		12.74%		23.31%	(15.93% )	(0.08% )	13.02%

Ratios to average net assets(c)
Expenses prior to fees waived or expenses reimbursed	0.35%	(d)	0.43%		0.36%	0.37%	0.37% (d)	0.42%

Net expenses after fees waived or expenses reimbursed(e)	0.34%	(d)	0.42%		0.36%	0.08%	0.08% (d)	0.29%

Net investment income	3.58%	(d)	3.45%		3.95%	3.90%	4.32% (d)	4.39%

Supplemental data
Net assets, end of period (in thousands)	$64		$11		$10	$8	$34	$107

Portfolio turnover	17%		28%		41%	39%	19%	27%

See accompanying Notes to Financial Highlights.

The accompanying Notes to Financial Statements are an integral part of this statement.

18  COLUMBIA INCOME BUILDER FUND — 2011 SEMIANNUAL REPORT

	Six months		Year ended
	ended July 31,		Jan. 31,
	2011		2011(f)
	(Unaudited)
Class Z
Per share data
Net asset value, beginning of period	$10.59		$10.29

Income from investment operations:
Net investment income	0.22		0.09
Net realized and unrealized gain on investments	0.21		0.39

Total from investment operations	0.43		0.48

Less distributions to shareholders from:
Net investment income	(0.21)		(0.18)
Tax return of capital	—		(0.00	)(b)

Total distributions to shareholders	(0.21)		(0.18)

Net asset value, end of period	$10.81		$10.59

Total return	4.08%		4.67%

Ratios to average net assets(c)
Expenses prior to fees waived or expenses reimbursed	0.12%	(d)	0.47%	(d)

Net expenses after fees waived or expenses reimbursed(e)	0.11%	(d)	0.17%	(d)

Net investment income	4.16%	(d)	2.44%	(d)

Supplemental data
Net assets, end of period (in thousands)	$940		$89

Portfolio turnover	17%		28%

Notes to Financial Highlights

(a)	For the period from June 1, 2007 to January 31, 2008. In 2008, the Fund’s fiscal year end was changed from May 31 to January 31.
(b)	Rounds to less than $0.01.
(c)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the reported expense ratios.
(d)	Annualized.
(e)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses.
(f)	For the period from September 27, 2010 (commencement of operations) to January 31, 2011.

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA INCOME BUILDER FUND — 2011 SEMIANNUAL REPORT  19

Notes to Financial Statements
July 31, 2011 (Unaudited)

Note 1.	Organization

Columbia Income Builder Fund (the Fund), a series of Columbia Funds Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Effective March 7, 2011, the Fund, formerly a series of RiverSource Income Series, Inc., a Minnesota corporation, was reorganized into a newly formed series of the Trust.

The Fund is a “fund-of-funds” and invests in a combination of underlying affiliated funds* for which Columbia Management Investment Advisers, LLC (Columbia Management) or an affiliate acts as investment manager or principal underwriter. Columbia Management is the Investment Manager for the Fund.

*	For information on the goals, investment strategies and risks of the underlying funds please refer to Appendix A and B in the Fund’s most recent prospectus.

Fund Shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers Class A, Class B, Class C, Class R, Class R4, and Class Z shares. All share classes have identical voting, dividend and liquidation rights. Each share class has its own expense structure and sales charges, as applicable.

Class A shares are subject to a maximum front-end sales charge of 4.75% based on the initial investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a contingent deferred sales charge (CDSC) if the shares are sold within 18 months of purchase, charged as follows:
1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.

Class B shares may be subject to a maximum CDSC of 5.00% based upon the holding period after purchase. Class B shares will generally convert to Class A shares eight years after purchase. The Fund no longer accepts investments by new or existing investors in the Fund’s Class B shares, except in connection with the reinvestment of any dividend and/or capital gain distributions in Class B shares of the Fund and exchanges by existing Class B shareholders of certain other funds within the Columbia Family of Funds.

Class C shares are subject to a 1.00% CDSC on shares redeemed within one year of purchase.

Class R shares are not subject to sales charges and are available to qualifying institutional investors.

Class R4 shares are not subject to sales charges; however, the class was closed to new investors effective December 31, 2010.

Class Z shares are not subject to sales charges, and are only available to certain investors, as described in the Fund’s prospectus.

Note 2.	Summary of Significant Accounting Policies

Use of Estimates
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (GAAP) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation
Investments in the underlying funds are valued at the net asset value of each class of the respective underlying fund determined as of the close of the New York Stock Exchange on the valuation date.

Security Transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition
Income and capital gain distributions from the underlying funds, if any, are recorded on the ex-dividend date.

20  COLUMBIA INCOME BUILDER FUND — 2011 SEMIANNUAL REPORT

Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Distributions to Shareholders
Distributions from net investment income are declared and paid monthly. Net realized capital gains, if any, are distributed along with the income dividend. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations which may differ from GAAP.

Guarantees and Indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Note 3.	Fees and Compensation Paid to Affiliates

Investment Management Fees and Underlying Fund Fees
The Fund does not pay Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), a direct management fee for managing its assets.

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds (also referred to as “acquired funds”) in which the Fund invests. Because the underlying funds have varied expense and fee levels and the Fund may own different proportions of underlying funds at different times, the amount of fees and expenses incurred indirectly by the Fund will vary.

Administration Fees
Under an Administrative Services Agreement, the Investment Manager serves as the Fund Administrator. The Fund pays the Fund Administrator an annual fee for administration and accounting services equal to 0.02% of the Fund’s average daily net assets.

Compensation of Board Members
Compensation to Board members and certain other core expenses are paid directly by the affiliated underlying funds in which each Fund invests.

Transfer Agent Fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund.

The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent. The Transfer Agent receives monthly account-based service fees based on the number of open accounts and is reimbursed by the Fund for the fees and expenses the Transfer Agent pays to financial intermediaries that maintain omnibus accounts with the Fund that is a percentage of the average aggregate value of the Fund’s shares maintained in each such omnibus account (other than

COLUMBIA INCOME BUILDER FUND — 2011 SEMIANNUAL REPORT  21

Notes to Financial Statements (continued)

omnibus accounts for which American Enterprise Investment Services Inc. is the broker of record or accounts where the beneficial shareholder is a customer of Ameriprise Financial Services, Inc., which are paid a per account fee). The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees). The Transfer Agent also receives compensation from fees for various shareholder services and reimbursements for certain out-of-pocket expenses. Total transfer agent fees for Class R4 shares are subject to an annual limitation of not more than 0.05% of the average daily net assets attributable to this share class.

For the six months ended July 31, 2011, the Fund’s transfer agent fee rates as a percentage of average daily net assets of each class were as follows:

Class A	0.08%
Class B	0.08
Class C	0.08
Class R	0.05
Class R4	0.05
Class Z	0.07

Plan Administration Fees
Under a Plan Administration Services Agreement with the Transfer Agent, the Fund pays an annual fee at a rate of 0.25% of the Fund’s average daily net assets attributable to Class R4 shares for the provision of various administrative, recordkeeping, communication and educational services.

Distribution Fees
The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, the Fund pays a fee at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Class A, a fee at an annual rate of up to 0.50% of the Fund’s average daily net assets attributable to Class R shares (of which up to 0.25% may be used for shareholder services) and a fee at an annual rate of up to 1.00% of the Fund’s average daily net assets attributable to Class B and Class C shares. For Class B and Class C shares, of the 1.00% fee, up to 0.75% is reimbursed for distribution expenses.

The amount of distribution expenses incurred by the Distributor and not yet reimbursed (unreimbursed expense) was approximately $1,550,000 and $169,000 for Class B and Class C shares, respectively. These amounts are based on the most recent information available as of June 30, 2011, and may be recovered from future payments under the distribution plan or CDSCs. To the extent the unreimbursed expense has been fully recovered, the distribution fee is reduced.

Sales Charges
Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares were $376,984 for Class A, $12,269 for Class B and $2,327 for Class C for the six months ended July 31, 2011.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates
Effective April 1, 2011, the Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below as well as any reorganization costs allocated to the Fund), through March 31, 2012, unless sooner terminated at the sole discretion of the Board, so that net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rates as a percentage of the class’ average daily net assets:

Class A	Class B	Class C	Class R	Class R4	Class Z
0.45%	1.20%	1.20%	0.70%	0.43%	0.20%

Prior to April 1, 2011, the Investment Manager and certain of its affiliates contractually agreed to waive the fees and/or reimburse expenses (excluding certain fees and expenses described below as well as any reorganization costs allocated to the Fund), so that net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rates as a percentage of the class’ average daily net assets:

Class A	Class B	Class C	Class R	Class R4	Class Z
0.45%	1.21%	1.20%	0.70%	0.42%	0.20%

22  COLUMBIA INCOME BUILDER FUND — 2011 SEMIANNUAL REPORT

Under the agreement, the following fees and expenses, are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, extraordinary expenses and any other expenses the exclusion of which is specifically approved by the Fund’s Board. This agreement may be modified or amended only with approval from all parties. Reorganization (see Note 8) costs were allocated to the Fund only to the extent they are expected to be offset by the anticipated reduction in expenses borne by the Fund’s shareholders during the first year following the Reorganization.

Note 4.	Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

At July 31, 2011, the cost of investments for federal income tax purposes was approximately $726,422,000 and the approximate unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$71,418,000
Unrealized depreciation	$(6,575,000)

Net unrealized appreciation	$64,843,000

The following capital loss carryforward, determined as of January 31, 2011 may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Year of Expiration	Amount
2017	$2,942,103
2018	15,861,057
2019	1,382,671

Total	$20,185,831

It is unlikely the Board will authorize a distribution of any net realized capital gains until the available capital loss carryforward has been offset or expires. There is no assurance that the Fund will be able to utilize all of its capital loss carryforward before it expires.

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5.	Portfolio Information

The cost of purchases and proceeds from sales of investments in underlying affiliated funds aggregated to $95,526,953 and $102,663,900, respectively, for the six months ended July 31, 2011.

Transactions to realign the Fund’s portfolio following the mergers (as described in Note 8) are excluded for purposes of calculating the Fund’s portfolio turnover rate. These realignments amounted to cost of purchases and proceeds from sales of $23,900,000 and $22,300,000, respectively.

COLUMBIA INCOME BUILDER FUND — 2011 SEMIANNUAL REPORT  23

Notes to Financial Statements (continued)

Note 6.	Investments in Underlying Affiliated Funds Over 5%

The Fund does not invest in the underlying funds for the purpose of exercising management or control. At July 31, 2011, the Fund held the following positions, which exceeded 5% of the underlying fund’s shares outstanding:

Percent of
Underlying Fund	Shares Held
Columbia International Bond Fund	24.91%
Columbia Emerging Markets Bond Fund	14.39
Columbia U.S. Government Mortgage Fund	13.12
Columbia Inflation Protected Securities Fund	10.20
Columbia Large Value Quantitative Fund	10.03
Columbia Absolute Return Currency and Income Fund	9.03
Columbia Absolute Return Multi-Strategy Fund	8.67
Columbia Floating Rate Fund	7.84
Columbia High Yield Bond Fund	5.83
Columbia Real Estate Equity Fund	5.79

Note 7.	Shareholder Concentration

At July 31, 2011, the Investment Manager and/or affiliates owned 100% of the Fund’s Class R shares.

Note 8.	Fund Merger

At the close of business on April 8, 2011, the Fund acquired the assets and assumed the identified liabilities of Columbia Income Builder Fund II and Columbia Income Builder Fund III. The reorganization was completed after shareholders approved the plan on February 15, 2011. The purpose of the transaction was to combine funds managed by the Investment Manager with comparable investment objectives and strategies.

The aggregate net assets of the Fund immediately before the acquisition were $245,366,610 and the combined net assets immediately after the acquisitions were $799,492,386.

The merger was accomplished by a tax-free exchange of 34,662,550 shares of Columbia Income Builder Fund II valued at $364,450,460 (including $34,155,336 of unrealized appreciation) and 18,017,128 shares of Columbia Income Builder Fund III valued at $189,675,316 (including $20,195,052 of unrealized appreciation).

In exchange for shares of Columbia Income Builder Fund II and Columbia Income Builder Fund III, the Fund issued the following number of shares:

Columbia Income Builder Fund II	Shares
Class A	29,831,147
Class B	2,329,089
Class C	1,602,236
Class R4	974

Columbia Income Builder Fund III	Shares
Class A	15,400,061
Class B	1,216,311
Class C	947,358
Class R4	3,901

For financial reporting purposes, net assets received and shares issued by the Fund were recorded at fair value; however, Columbia Income Builder Fund II’s and Columbia Income Builder Fund III’s cost of investments were carried forward to align ongoing reporting of the Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

The financial statements reflect the operations of the Fund for the period prior to the merger and the combined fund for the period subsequent to the mergers. Because the combined investment portfolios have been managed as a single integrated portfolio since the mergers were completed, it is not practicable to separate the amounts of revenue and earnings of Columbia Income Builder Fund II and Columbia Income Builder Fund III that have been included in the combined Fund’s Statement of Operations since the mergers were completed.

Assuming the mergers had been completed on February 1, 2011, the Fund’s pro-forma net investment income, net gain on investments, net change in unrealized appreciation and net increase in net assets from operations for the six months ended July 31, 2011 would have been approximately $13.78 million, $17.62 million, $0.02 million, and $31.42 million, respectively.

24  COLUMBIA INCOME BUILDER FUND — 2011 SEMIANNUAL REPORT

Note 9.	Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 10.	Information Regarding Pending and Settled Legal Proceedings

In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc. was filed in the United States District Court for the District of Arizona. The plaintiffs allege that they are investors in several American Express Company mutual funds (branded as Columbia) and they purport to bring the action derivatively on behalf of those funds under the Investment Company Act of 1940. The plaintiffs allege that fees allegedly paid to the defendants by the funds for investment advisory and administrative services are excessive. The plaintiffs seek remedies including restitution and rescission of investment advisory and distribution agreements. The plaintiffs voluntarily agreed to transfer this case to the United States District Court for the District of Minnesota (the District Court). In response to defendants’ motion to dismiss the complaint, the District Court dismissed one of plaintiffs’ four claims and granted plaintiffs limited discovery. Defendants moved for summary judgment in April 2007. Summary judgment was granted in the defendants’ favor on July 9, 2007. The plaintiffs filed a notice of appeal with the Eighth Circuit Court of Appeals (the Eighth Circuit) on August 8, 2007. On April 8, 2009, the Eighth Circuit reversed summary judgment and remanded to the District Court for further proceedings. On August 6, 2009, defendants filed a writ of certiorari with the U.S. Supreme Court (the Supreme Court), asking the Supreme Court to stay the District Court proceedings while the Supreme Court considers and rules in a case captioned Jones v. Harris Associates, which involves issues of law similar to those presented in the Gallus case. On March 30, 2010, the Supreme Court issued its ruling in Jones v. Harris Associates, and on April 5, 2010, the Supreme Court vacated the Eighth Circuit’s decision in the Gallus case and remanded the case to the Eighth Circuit for further consideration in light of the Supreme Court’s decision in Jones v. Harris Associates. On June 4, 2010, the Eighth Circuit remanded the Gallus case to the District Court for further consideration in light of the Supreme Court’s decision in Jones v. Harris Associates. On December 9, 2010, the District Court reinstated its July 9, 2007 summary judgment order in favor of the defendants. On January 10, 2011, plaintiffs filed a notice of appeal with the Eighth Circuit. In response to the plaintiffs’ opening appellate brief filed on March 18, 2011, the defendants filed a response brief on May 4, 2011 with the Eighth Circuit. The plaintiffs filed a reply brief on May 26, 2011.

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the funds’ Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

COLUMBIA INCOME BUILDER FUND — 2011 SEMIANNUAL REPORT  25

Proxy Voting

The policy of the Board is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiamanagement.com; or searching the website of the Securities and Exchange Commission (SEC) at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting columbiamanagement.com; or searching the website of the SEC at www.sec.gov.

Results of Meetings of Shareholders

Columbia Income Builder Series

Special Meeting of Shareholders held on Feb. 15, 2011
(Unaudited)

A brief description of the proposal(s) voted upon at the meeting and the votes cast for, against or withheld, as well as the number of abstentions and broker non-votes as to the proposals are set forth below. A vote is based on total dollar interest in the Fund.

Columbia Income Builder Fund

Columbia Income Builder Fund II

Columbia Income Builder Fund III

Proposal 1. To elect directors to the Board.*

		Dollars Voted	Dollars Voted		Broker
		“For”	“Withhold”	Abstentions	Non-Votes
01.	Kathleen Blatz	693,507,627.977	13,816,276.985	0.00	0.00
02.	Edward J. Boudreau, Jr.	693,272,171.643	14,051,733.319	0.00	0.00
03.	Pamela G. Carlton	693,421,891.220	13,902,013.742	0.00	0.00
04.	William P. Carmichael	693,013,568.646	14,310,336.316	0.00	0.00
05.	Patricia M. Flynn	693,224,444.935	14,099,460.027	0.00	0.00
06.	William A. Hawkins	693,156,744.839	14,167,160.123	0.00	0.00
07.	R. Glenn Hilliard	693,222,780.752	14,101,124.210	0.00	0.00
08.	Stephen R. Lewis, Jr.	693,430,055.417	13,893,849.545	0.00	0.00
09.	John F. Maher	693,848,934.493	13,474,970.469	0.00	0.00
10.	John J. Nagorniak	693,316,452.081	14,007,452.881	0.00	0.00
11.	Catherine James Paglia	693,267,037.600	14,056,867.362	0.00	0.00
12.	Leroy C. Richie	692,896,788.208	14,427,116.754	0.00	0.00
13.	Anthony M. Santomero	693,246,363.256	14,077,541.706	0.00	0.00
14.	Minor M. Shaw	693,313,297.343	14,010,607.619	0.00	0.00
15.	Alison Taunton-Rigby	693,095,134.645	14,228,770.316	0.00	0.00
16.	William F. Truscott	693,478,693.169	13,845,211.793	0.00	0.00

Proposal 2. To approve a proposed amendment to the Articles of Incorporation.*

Dollars Voted	Dollars Voted		Broker
“For”	“Against”	Abstentions	Non-Votes
676,160,740.238	16,147,034.216	15,016,058.518	71.990

*	All dollars of RiverSource Income Series, Inc. are voted together as a single class for election of directors and amendments to the Articles of Incorporation.

Columbia Income Builder Fund

Proposal 3. To approve a proposed Agreement and Plan of Redomicling.

Dollars Voted	Dollars Voted		Broker
“For”	“Against”	Abstentions	Non-Votes
136,431,860.396	3,497,562.769	4,990,004.246	58,798,173.720

26  COLUMBIA INCOME BUILDER FUND — 2011 SEMIANNUAL REPORT

Proposal 4. To approve a proposed Investment Management Services Agreement with Columbia Management Investment Advisers, LLC.

Dollars Voted	Dollars Voted		Broker
“For”	“Against”	Abstentions	Non-Votes
136,742,311.536	3,867,563.632	4,309,552.242	58,798,173.720

Columbia Income Builder Fund II

Proposal 3. To approve an Agreement and Plan of Reorganization between Columbia Income Builder Fund II and Columbia Income Builder Fund.

Dollars Voted	Dollars Voted		Broker
“For”	“Against”	Abstentions	Non-Votes
235,562,372.032	4,288,911.191	7,570,857.868	84,858,715.380

Columbia Income Builder Fund III

Proposal 3. To approve an Agreement and Plan of Reorganization between Columbia Income Builder Fund III and Columbia Income Builder Fund.

Dollars Voted	Dollars Voted		Broker
“For”	“Against”	Abstentions	Non-Votes
112,869,524.357	2,269,794.535	4,151,652.778	52,034,475.690

COLUMBIA INCOME BUILDER FUND — 2011 SEMIANNUAL REPORT  27

Columbia Income Builder Fund
P.O. Box 8081
Boston, MA 02266-8081

columbiamanagement.com

This report must be accompanied or preceded by the Fund’s current prospectus. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA and managed by Columbia Management Investment Advisers, LLC.
©2011 Columbia Management Investment Advisers, LLC. All rights reserved.	S-6513 G (9/11)

Semiannual Report

Columbia Portfolio Builder Series

Semiannual Report for the Period Ended July 31, 2011

This semiannual report describes five Funds, each of which invests in other affiliated funds. The objective of each Fund is the highest level of total return that is consistent with an acceptable level of risk.

>	Columbia Portfolio Builder Conservative Fund

>	Columbia Portfolio Builder Moderate Conservative Fund

>	Columbia Portfolio Builder Moderate Fund

>	Columbia Portfolio Builder Moderate Aggressive Fund

>	Columbia Portfolio Builder Aggressive Fund

 Not FDIC insured ■ No bank guarantee ■ May lose value

Your Fund at a Glance
Columbia Portfolio Builder Conservative Fund	2
Columbia Portfolio Builder Moderate Conservative Fund	4
Columbia Portfolio Builder Moderate Fund	6
Columbia Portfolio Builder Moderate Aggressive Fund	8
Columbia Portfolio Builder Aggressive Fund	10
Investment Changes	12
Fund Expense Example	22
Investments in Affiliated Funds	28
Statements of Assets and Liabilities	38
Statements of Operations	40
Statements of Changes in Net Assets	42
Financial Highlights	47
Notes to Financial Statements	77
Proxy Voting	84
Results of Meetings of Shareholders	84

COLUMBIA PORTFOLIO BUILDER SERIES — 2011 SEMIANNUAL REPORT  1

Your Fund at a Glance
(Unaudited)

Columbia Portfolio Builder Conservative Fund

FUND SUMMARY

>	Columbia Portfolio Builder Conservative Fund (the Fund) Class A shares rose 3.01% (excluding sales charge) for the six months ended July 31, 2011.

>	The Fund’s bond benchmark, the Barclays Capital U.S. Aggregate Bond Index, rose 4.23% for the period.

>	The Fund’s domestic equity benchmark, the Russell 3000® Index, gained 1.70% for the period.

>	The Citigroup 3-Month U.S. Treasury Bill Index advanced 0.05% for the same period.

>	The Morgan Stanley Capital International (MSCI) EAFE Index increased 1.29% during the same six month period.

>	The Fund underperformed its Blended Index, composed of 70% Barclays Capital U.S. Aggregate Bond Index, 14% Russell 3000® Index, 10% Citigroup 3-Month U.S. Treasury Bill Index and 6% MSCI EAFE Index, which gained 3.29% for the same time frame.

ANNUALIZED TOTAL RETURNS (for period ended July 31, 2011)

Since
inception
	6 months*	1 year	3 years	5 years	3/4/2004**
Columbia Portfolio Builder Conservative Fund Class A (excluding sales charge)	+3.01%	+8.84%	+5.94%	+5.00%	+4.60%

Barclays Capital U.S. Aggregate Bond Index(1) (unmanaged)	+4.23%	+4.44%	+7.05%	+6.57%	+5.17%

Russell 3000 Index(2) (unmanaged)	+1.70%	+20.94%	+3.48%	+2.89%	+4.15%

Citigroup 3-Month U.S. Treasury Bill Index(3) (unmanaged)	+0.05%	+0.13%	+0.30%	+1.78%	+2.10%

MSCI EAFE Index(4) (unmanaged)	+1.29%	+17.70%	-0.75%	+1.43%	+6.42%

Blended Index(5) (unmanaged)	+3.29%	+7.11%	+5.79%	+5.56%	+5.02%

*	Not annualized.
**	Fund data, Barclays Capital U.S. Aggregate Bond Index, Russell 3000 Index and MSCI EAFE Index are from March 4, 2004. Citigroup 3-month U.S. Treasury Bill Index and Blended Index are from February 29, 2004.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiamanagement.com or calling 800.345.6611.

The 4.75% sales charge applicable to Class A shares are not reflected in the table above. If reflected, returns would be lower than those shown. The performance of other classes may vary from that shown because of differences in fees and expenses. The Fund’s returns reflect the effect of fee waivers/expense reimbursements, if any. Without such waivers/reimbursements, the Fund’s returns would be lower. See the Average Annual Total Returns table for performance of other share classes of the Fund.

(1)	The Barclays Capital U.S. Aggregate Bond Index, an unmanaged index, is made up of a representative list of government, corporate, asset-backed and mortgage-backed securities. The index is frequently used as a general measure of bond market performance.

(2)	The Russell 3000 Index, an unmanaged index, measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

(3)	The Citigroup 3-Month U.S. Treasury Bill Index, an unmanaged index, is representative of the performance of three-month Treasury Bills.

(4)	The Morgan Stanley Capital International (MSCI) EAFE Index, an unmanaged index, is compiled from a composite of securities markets of Europe, Australia and the Far East. The index is widely recognized by investors in foreign markets as the measurement index for portfolios of non-North American securities.

(5)	The Portfolio Builder Conservative Fund Blended Index consists of 70% Barclays Capital U.S. Aggregate Bond Index, 14% Russell 3000 Index, 10% Citigroup 3-Month U.S. Treasury Bill Index and 6% MSCI EAFE Index. The Citigroup 3-Month U.S. Treasury Bill Index and the MSCI EAFE Index are shown in the table because they are separate components of the Blended Index.

The indices do not reflect the effects of sales charges, expenses and taxes. It is not possible to invest directly in an index.

2  COLUMBIA PORTFOLIO BUILDER SERIES — 2011 SEMIANNUAL REPORT

Columbia Portfolio Builder Conservative Fund

AVERAGE ANNUAL TOTAL RETURNS

at July 31, 2011
Since
Without sales charge	6 months*	1 year	3 years	5 years	inception
Class A (inception 3/4/04)	+3.01%	+8.84%	+5.94%	+5.00%	+4.60%

Class B (inception 3/4/04)	+2.72%	+8.00%	+5.17%	+4.21%	+3.81%

Class C (inception 3/4/04)	+2.66%	+8.01%	+5.15%	+4.21%	+3.81%

Class R (inception 9/27/10)	+2.92%	N/A	N/A	N/A	+6.04%*

Class R4 (inception 3/4/04)	+3.14%	+8.93%	+6.11%	+5.20%	+4.78%

Class Z (inception 9/27/10)	+3.18%	N/A	N/A	N/A	+6.43%*

With sales charge
Class A (inception 3/4/04)	-1.87%	+3.68%	+4.21%	+3.99%	+3.91%

Class B (inception 3/4/04)	-2.28%	+3.00%	+4.26%	+3.87%	+3.81%

Class C (inception 3/4/04)	+1.66%	+7.01%	+5.15%	+4.21%	+3.81%

*	Not annualized.

The “Without sales charge” returns for Class A, Class B and Class C shares do not include applicable initial or contingent deferred sales charges. If included, returns would be lower than those shown. The “With sales charge” returns for Class A, Class B and Class C shares include: the maximum initial sales charge of 4.75% for Class A shares; the applicable contingent deferred sales charge (CDSC) for Class B shares (applied as follows: first year 5%; second year 4%; third and fourth years 3%; fifth year 2%; sixth year 1%; no sales charge thereafter); and a 1% CDSC for Class C shares sold within one year after purchase. The Fund’s other share classes are not subject to sales charges and have limited eligibility. See the Fund’s prospectus for details.

COLUMBIA PORTFOLIO BUILDER SERIES — 2011 SEMIANNUAL REPORT  3

Your Fund at a Glance
(Unaudited)

Columbia Portfolio Builder Moderate Conservative Fund

FUND SUMMARY

>	Columbia Portfolio Builder Moderate Conservative Fund (the Fund) Class A shares gained 3.22% (excluding sales charge) for the six months ended July 31, 2011.

>	The Fund’s bond benchmark, the Barclays Capital U.S. Aggregate Bond Index, rose 4.23% for the period.

>	The Fund’s domestic equity benchmark, the Russell 3000® Index, gained 1.70% for the period.

>	The Morgan Stanley Capital International (MSCI) EAFE Index increased 1.29% during the same six month period.

>	The Citigroup 3-Month U.S. Treasury Bill Index advanced 0.05% for the same period.

>	The Fund outperformed its Blended Index, composed of 60% Barclays Capital U.S. Aggregate Bond Index, 25% Russell 3000® Index, 10% MSCI EAFE Index and 5% Citigroup 3-Month U.S. Treasury Bill Index which gained 3.10% for the same time frame.

ANNUALIZED TOTAL RETURNS (for period ended July 31, 2011)

Since
inception
	6 months*	1 year	3 years	5 years	3/4/2004**
Columbia Portfolio Builder Moderate Conservative Fund Class A (excluding sales charge)	+3.22%	+12.26%	+6.44%	+5.31%	+5.27%

Barclays Capital U.S. Aggregate Bond Index(1) (unmanaged)	+4.23%	+4.44%	+7.05%	+6.57%	+5.17%

Russell 3000 Index(2) (unmanaged)	+1.70%	+20.94%	+3.48%	+2.89%	+4.15%

MSCI EAFE Index(3) (unmanaged)	+1.29%	+17.70%	-0.75%	+1.43%	+6.42%

Citigroup 3-Month U.S. Treasury Bill Index(4) (unmanaged)	+0.05%	+0.13%	+0.30%	+1.78%	+2.10%

Blended Index(5) (unmanaged)	+3.10%	+9.67%	+5.59%	+5.29%	+5.21%

*	Not annualized.
**	Fund data, Barclays Capital U.S. Aggregate Bond Index, Russell 3000 Index and MSCI EAFE Index are from March 4, 2004. Citigroup 3-month U.S.Treasury Bill Index and Blended Index are from February 29, 2004.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiamanagement.com or calling 800.345.6611.

The 4.75% sales charge applicable to Class A shares are not reflected in the table above. If reflected, returns would be lower than those shown. The performance of other classes may vary from that shown because of differences in fees and expenses. The Fund’s returns reflect the effect of fee waivers/expense reimbursements, if any. Without such waivers/reimbursements, the Fund’s returns would be lower. See the Average Annual Total Returns table for performance of other share classes of the Fund.

(1)	The Barclays Capital U.S. Aggregate Bond Index, an unmanaged index, is made up of a representative list of government, corporate, asset-backed and mortgage-backed securities. The index is frequently used as a general measure of bond market performance.

(2)	The Russell 3000 Index, an unmanaged index, measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

(3)	The Morgan Stanley Capital International (MSCI) EAFE Index, an unmanaged index, is compiled from a composite of securities markets of Europe, Australia and the Far East. The index is widely recognized by investors in foreign markets as the measurement index for portfolios of non-North American securities.

(4)	The Citigroup 3-Month U.S. Treasury Bill Index, an unmanaged index, is representative of the performance of three-month Treasury Bills.

(5)	The Portfolio Builder Moderate Conservative Fund Blended Index consists of 60% Barclays Capital U.S. Aggregate Bond Index, 25% Russell 3000 Index, 10% MSCI EAFE Index and 5% Citigroup 3-Month U.S. Treasury Bill Index. The MSCI EAFE Index and the Citigroup 3-Month U.S. Treasury Bill Index are shown in the table because they are separate components of the Blended Index.

The indices do not reflect the effects of sales charges, expenses and taxes. It is not possible to invest directly in an index.

4  COLUMBIA PORTFOLIO BUILDER SERIES — 2011 SEMIANNUAL REPORT

Columbia Portfolio Builder Moderate Conservative Fund

AVERAGE ANNUAL TOTAL RETURNS

at July 31, 2011
Since
Without sales charge	6 months*	1 year	3 years	5 years	inception
Class A (inception 3/4/04)	+3.22%	+12.26%	+6.44%	+5.31%	+5.27%

Class B (inception 3/4/04)	+2.93%	+11.41%	+5.64%	+4.52%	+4.48%

Class C (inception 3/4/04)	+2.96%	+11.51%	+5.67%	+4.54%	+4.49%

Class R (inception 9/27/10)	+3.23%	N/A	N/A	N/A	+8.75%*

Class R4 (inception 3/4/04)	+3.36%	+12.42%	+6.59%	+5.51%	+5.47%

Class Z (inception 9/27/10)	+3.48%	N/A	N/A	N/A	+9.25%*

With sales charge
Class A (inception 3/4/04)	-1.70%	+6.97%	+4.73%	+4.28%	+4.58%

Class B (inception 3/4/04)	-2.07%	+6.41%	+4.74%	+4.18%	+4.48%

Class C (inception 3/4/04)	+1.96%	+10.51%	+5.67%	+4.54%	+4.49%

*	Not annualized.

The “Without sales charge” returns for Class A, Class B and Class C shares do not include applicable initial or contingent deferred sales charges. If included, returns would be lower than those shown. The “With sales charge” returns for Class A, Class B and Class C shares include: the maximum initial sales charge of 4.75% for Class A shares; the applicable contingent deferred sales charge (CDSC) for Class B shares (applied as follows: first year 5%; second year 4%; third and fourth years 3%; fifth year 2%; sixth year 1%; no sales charge thereafter); and a 1% CDSC for Class C shares sold within one year after purchase. The Fund’s other share classes are not subject to sales charges and have limited eligibility. See the Fund’s prospectus for details.

COLUMBIA PORTFOLIO BUILDER SERIES — 2011 SEMIANNUAL REPORT  5

Your Fund at a Glance
(Unaudited)

Columbia Portfolio Builder Moderate Fund

FUND SUMMARY

>	Columbia Portfolio Builder Moderate Fund (the Fund) Class A shares rose 3.04% (excluding sales charge) for the six months ended July 31, 2011.

>	The Fund’s bond benchmark, the Barclays Capital U.S. Aggregate Bond Index, rose 4.23% for the period.

>	The Fund’s domestic equity benchmark, the Russell 3000® Index, gained 1.70% for the period.

>	The Morgan Stanley Capital International (MSCI) EAFE Index increased 1.29% during the same six month period.

>	The Fund outperformed its Blended Index, composed of 50% Barclays Capital U.S. Aggregate Bond Index, 35% Russell 3000® Index and 15% MSCI EAFE Index, which gained 2.96% for the same time frame.

ANNUALIZED TOTAL RETURNS (for period ended July 31, 2011)

Since
inception
	6 months*	1 year	3 years	5 years	3/4/04
Columbia Portfolio Builder Moderate Fund Class A (excluding sales charge)	+3.04%	+14.48%	+6.19%	+5.13%	+5.59%

Barclays Capital U.S. Aggregate Bond Index(1) (unmanaged)	+4.23%	+4.44%	+7.05%	+6.57%	+5.17%

Russell 3000 Index(2) (unmanaged)	+1.70%	+20.94%	+3.48%	+2.89%	+4.15%

MSCI EAFE Index(3) (unmanaged)	+1.29%	+17.70%	-0.75%	+1.43%	+6.42%

Blended Index(4) (unmanaged)	+2.96%	+12.29%	+5.29%	+5.01%	+5.39%

*	Not annualized.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiamanagement.com or calling 800.345.6611.

The 5.75% sales charge applicable to Class A shares are not reflected in the table above. If reflected, returns would be lower than those shown. The performance of other classes may vary from that shown because of differences in fees and expenses. The Fund’s returns reflect the effect of fee waivers/expense reimbursements, if any. Without such waivers/reimbursements, the Fund’s returns would be lower. See the Average Annual Total Returns table for performance of other share classes of the Fund.

(1)	The Barclays Capital U.S. Aggregate Bond Index, an unmanaged index, is made up of a representative list of government, corporate, asset-backed and mortgage-backed securities. The index is frequently used as a general measure of bond market performance.

(2)	The Russell 3000 Index, an unmanaged index, measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

(3)	The Morgan Stanley Capital International (MSCI) EAFE Index, an unmanaged index, is compiled from a composite of securities markets of Europe, Australia and the Far East. The index is widely recognized by investors in foreign markets as the measurement index for portfolios of non-North American securities.

(4)	The Portfolio Builder Moderate Fund Blended Index consists of 50% Barclays Capital U.S. Aggregate Bond Index, 35% Russell 3000 Index and 15% MSCI EAFE Index. The MSCI EAFE Index is shown in the table because it is a separate component of the Blended Index.

The indices do not reflect the effects of sales charges, expenses and taxes. It is not possible to invest directly in an index.

6  COLUMBIA PORTFOLIO BUILDER SERIES — 2011 SEMIANNUAL REPORT

Columbia Portfolio Builder Moderate Fund

AVERAGE ANNUAL TOTAL RETURNS

at July 31, 2011
Since
Without sales charge	6 months*	1 year	3 years	5 years	inception
Class A (inception 3/4/04)	+3.04%	+14.48%	+6.19%	+5.13%	+5.59%

Class B (inception 3/4/04)	+2.56%	+13.55%	+5.34%	+4.31%	+4.78%

Class C (inception 3/4/04)	+2.59%	+13.54%	+5.37%	+4.32%	+4.79%

Class R (inception 9/27/10)	+2.91%	N/A	N/A	N/A	+10.18%*

Class R4 (inception 3/4/04)	+3.10%	+14.63%	+6.34%	+5.34%	+5.82%

Class Z (inception 9/27/10)	+3.12%	N/A	N/A	N/A	+10.66%*

With sales charge
Class A (inception 3/4/04)	-2.85%	+7.87%	+4.13%	+3.89%	+4.75%

Class B (inception 3/4/04)	-2.44%	+8.55%	+4.43%	+3.98%	+4.78%

Class C (inception 3/4/04)	+1.59%	+12.54%	+5.37%	+4.32%	+4.79%

*	Not annualized.

The “Without sales charge” returns for Class A, Class B and Class C shares do not include applicable initial or contingent deferred sales charges. If included, returns would be lower than those shown. The “With sales charge” returns for Class A, Class B and Class C shares include: the maximum initial sales charge of 5.75% for Class A shares; the applicable contingent deferred sales charge (CDSC) for Class B shares (applied as follows: first year 5%; second year 4%; third and fourth years 3%; fifth year 2%; sixth year 1%; no sales charge thereafter); and a 1% CDSC for Class C shares sold within one year after purchase. The Fund’s other share classes are not subject to sales charges and have limited eligibility. See the Fund’s prospectus for details.

COLUMBIA PORTFOLIO BUILDER SERIES — 2011 SEMIANNUAL REPORT  7

Your Fund at a Glance
(Unaudited)

Columbia Portfolio Builder Moderate Aggressive Fund

FUND SUMMARY

>	Columbia Portfolio Builder Moderate Aggressive Fund (the Fund) Class A shares increased 2.60% (excluding sales charge) for the six months ended July 31, 2011.

>	The Fund’s domestic equity benchmark, the Russell 3000® Index, gained 1.70% for the period.

>	The Fund’s bond benchmark, the Barclays Capital U.S. Aggregate Bond Index, rose 4.23% for the period.

>	The Morgan Stanley Capital International (MSCI) EAFE Index increased 1.29% during the same six month period.

>	The Fund outperformed its Blended Index, composed of 46% Russell 3000® Index, 35% Barclays Capital U.S. Aggregate Bond Index and 19% MSCI EAFE Index, which gained 2.56% for the same time frame.

ANNUALIZED TOTAL RETURNS (for period ended July 31, 2011)

Since
inception
	6 months*	1 year	3 years	5 years	3/4/04
Columbia Portfolio Builder Moderate Aggressive Fund Class A (excluding sales charge)	+2.60%	+16.58%	+5.15%	+4.34%	+5.30%

Russell 3000 Index(1) (unmanaged)	+1.70%	+20.94%	+3.48%	+2.89%	+4.15%

Barclays Capital U.S. Aggregate Bond Index(2) (unmanaged)	+4.23%	+4.44%	+7.05%	+6.57%	+5.17%

MSCI EAFE Index(3) (unmanaged)	+1.29%	+17.70%	-0.75%	+1.43%	+6.42%

Blended Index(4) (unmanaged)	+2.56%	+14.64%	+4.54%	+4.37%	+5.31%

*	Not annualized.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiamanagement.com or calling 800.345.6611.

The 5.75% sales charge applicable to Class A shares are not reflected in the table above. If reflected, returns would be lower than those shown. The performance of other classes may vary from that shown because of differences in fees and expenses. The Fund’s returns reflect the effect of fee waivers/expense reimbursements, if any. Without such waivers/reimbursements, the Fund’s returns would be lower. See the Average Annual Total Returns table for performance of other share classes of the Fund.

(1)	The Russell 3000 Index, an unmanaged index, measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

(2)	The Barclays Capital U.S. Aggregate Bond Index, an unmanaged index, is made up of a representative list of government, corporate, asset-backed and mortgage-backed securities. The index is frequently used as a general measure of bond market performance.

(3)	The Morgan Stanley Capital International (MSCI) EAFE Index, an unmanaged index, is compiled from a composite of securities markets of Europe, Australia and the Far East. The index is widely recognized by investors in foreign markets as the measurement index for portfolios of non-North American securities.

(4)	The Portfolio Builder Moderate Aggressive Fund Blended Index consists of 46% Russell 3000 Index, 35% Barclays Capital U.S. Aggregate Bond Index and 19% MSCI EAFE Index. The MSCI EAFE Index is shown in the table because it is a separate component of the Blended Index.

The indices do not reflect the effects of sales charges, expenses and taxes. It is not possible to invest directly in an index.

8  COLUMBIA PORTFOLIO BUILDER SERIES — 2011 SEMIANNUAL REPORT

Columbia Portfolio Builder Moderate Aggressive Fund

AVERAGE ANNUAL TOTAL RETURNS

at July 31, 2011
Since
Without sales charge	6 months*	1 year	3 years	5 years	inception
Class A (inception 3/4/04)	+2.60%	+16.58%	+5.15%	+4.34%	+5.30%

Class B (inception 3/4/04)	+2.21%	+15.76%	+4.34%	+3.56%	+4.50%

Class C (inception 3/4/04)	+2.25%	+15.75%	+4.37%	+3.57%	+4.51%

Class R (inception 9/27/10)	+2.47%	N/A	N/A	N/A	+11.75%*

Class R4 (inception 3/4/04)	+2.67%	+16.71%	+5.34%	+4.56%	+5.52%

Class Z (inception 9/27/10)	+2.76%	N/A	N/A	N/A	+12.20%*

With sales charge
Class A (inception 3/4/04)	-3.30%	+9.90%	+3.10%	+3.10%	+4.46%

Class B (inception 3/4/04)	-2.79%	+10.76%	+3.41%	+3.23%	+4.50%

Class C (inception 3/4/04)	+1.25%	+14.75%	+4.37%	+3.57%	+4.51%

*	Not annualized.

The “Without sales charge” returns for Class A, Class B and Class C shares do not include applicable initial or contingent deferred sales charges. If included, returns would be lower than those shown. The “With sales charge” returns for Class A, Class B and Class C shares include: the maximum initial sales charge of 5.75% for Class A shares; the applicable contingent deferred sales charge (CDSC) for Class B shares (applied as follows: first year 5%; second year 4%; third and fourth years 3%; fifth year 2%; sixth year 1%; no sales charge thereafter); and a 1% CDSC for Class C shares sold within one year after purchase. The Fund’s other share classes are not subject to sales charges and have limited eligibility. See the Fund’s prospectus for details.

COLUMBIA PORTFOLIO BUILDER SERIES — 2011 SEMIANNUAL REPORT  9

Your Fund at a Glance
(Unaudited)

Columbia Portfolio Builder Aggressive Fund

FUND SUMMARY

>	Columbia Portfolio Builder Aggressive Fund (the Fund) Class A shares rose 2.43% (excluding sales charge) for the six months ended July 31, 2011.

>	The Fund’s domestic equity benchmark, the Russell 3000® Index, gained 1.70% for the period.

>	The Fund’s bond benchmark, the Barclays Capital U.S. Aggregate Bond Index, rose 4.23% for the period.

>	The Morgan Stanley Capital International (MSCI) EAFE Index increased 1.29% during the same 12-month period.

>	The Fund outperformed its Blended Index, composed of 56% Russell 3000® Index, 24% MSCI EAFE Index and 20% Barclays Capital U.S. Aggregate Bond Index, which gained 2.15% for the same time frame.

ANNUALIZED TOTAL RETURNS (for period ended July 31, 2011)

Since
inception
	6 months*	1 year	3 years	5 years	3/4/04
Columbia Portfolio Builder Aggressive Fund Class A (excluding sales charge)	+2.43%	+18.92%	+4.26%	+3.54%	+5.02%

Russell 3000 Index(1) (unmanaged)	+1.70%	+20.94%	+3.48%	+2.89%	+4.15%

Barclays Capital U.S. Aggregate Bond Index(2) (unmanaged)	+4.23%	+4.44%	+7.05%	+6.57%	+5.17%

MSCI EAFE Index(3) (unmanaged)	+1.29%	+17.70%	-0.75%	+1.43%	+6.42%

Blended Index(4) (unmanaged)	+2.15%	+16.95%	+3.64%	+3.63%	+5.19%

*	Not annualized.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiamanagement.com or calling 800.345.6611.

The 5.75% sales charge applicable to Class A shares are not reflected in the table above. If reflected, returns would be lower than those shown. The performance of other classes may vary from that shown because of differences in fees and expenses. The Fund’s returns reflect the effect of fee waivers/expense reimbursements, if any. Without such waivers/reimbursements, the Fund’s returns would be lower. See the Average Annual Total Returns table for performance of other share classes of the Fund.

(1)	The Russell 3000 Index, an unmanaged index, measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

(2)	The Barclays Capital U.S. Aggregate Bond Index, an unmanaged index, is made up of a representative list of government, corporate, asset-backed and mortgage-backed securities. The index is frequently used as a general measure of bond market performance.

(3)	The Morgan Stanley Capital International (MSCI) EAFE Index, an unmanaged index, is compiled from a composite of securities markets of Europe, Australia and the Far East. The index is widely recognized by investors in foreign markets as the measurement index for portfolios of non-North American securities.

(4)	The Portfolio Builder Aggressive Fund Blended Index consists of 56% Russell 3000 Index, 24% MSCI EAFE Index and 20% Barclays Capital U.S. Aggregate Bond Index. The MSCI EAFE Index is shown in the table because it is a separate component of the Blended Index.

The indices do not reflect the effects of sales charges, expenses and taxes. It is not possible to invest directly in an index.

10  COLUMBIA PORTFOLIO BUILDER SERIES — 2011 SEMIANNUAL REPORT

Columbia Portfolio Builder Aggressive Fund

AVERAGE ANNUAL TOTAL RETURNS

at July 31, 2011
Since
Without sales charge	6 months*	1 year	3 years	5 years	inception
Class A (inception 3/4/04)	+2.43%	+18.92%	+4.26%	+3.54%	+5.02%

Class B (inception 3/4/04)	+2.05%	+18.10%	+3.49%	+2.76%	+4.22%

Class C (inception 3/4/04)	+2.07%	+18.09%	+3.52%	+2.77%	+4.21%

Class R (inception 9/27/10)	+2.34%	N/A	N/A	N/A	+13.47%*

Class R4 (inception 3/4/04)	+2.52%	+19.14%	+4.49%	+3.78%	+5.24%

Class Z (inception 9/27/10)	+2.53%	N/A	N/A	N/A	+13.93%*

With sales charge
Class A (inception 3/4/04)	-3.48%	+12.07%	+2.23%	+2.32%	+4.19%

Class B (inception 3/4/04)	-2.95%	+13.10%	+2.54%	+2.43%	+4.22%

Class C (inception 3/4/04)	+1.07%	+17.09%	+3.52%	+2.77%	+4.21%

*	Not annualized.

The “Without sales charge” returns for Class A, Class B and Class C shares do not include applicable initial or contingent deferred sales charges. If included, returns would be lower than those shown. The “With sales charge” returns for Class A, Class B and Class C shares include: the maximum initial sales charge of 5.75% for Class A shares; the applicable contingent deferred sales charge (CDSC) for Class B shares (applied as follows: first year 5%; second year 4%; third and fourth years 3%; fifth year 2%; sixth year 1%; no sales charge thereafter); and a 1% CDSC for Class C shares sold within one year after purchase. The Fund’s other share classes are not subject to sales charges and have limited eligibility. See the Fund’s prospectus for details.

COLUMBIA PORTFOLIO BUILDER SERIES — 2011 SEMIANNUAL REPORT  11

Investment Changes

Columbia Portfolio Builder Conservative Fund

Fund holdings at July 31, 2011

	% of Fund’s	% of Fund’s portfolio assets
	portfolio assets	6 months ago
Domestic Equity Funds/International Equity Funds

Includes large cap, international, mid cap, real estate, small cap, small-mid cap

Columbia Asia Pacific ex-Japan Fund	0.3%	—%

Columbia Contrarian Core Fund(1)	1.7	1.5

Columbia Diversified Equity Income Fund	1.0	1.7

Columbia Dividend Income Fund	1.2	—

Columbia Dividend Opportunity Fund	0.7	0.9

Columbia Emerging Markets Fund	0.2	—

Columbia European Equity Fund	0.7	—

Columbia Equity Value Fund	—	0.2

Columbia Frontier Fund	—	0.4

Columbia Global Equity Fund	—	0.3

Columbia Large Cap Core Fund	0.5	—

Columbia Large Cap Growth Fund(2)	2.0	2.0

Columbia Large Core Quantitative Fund	1.2	1.6

Columbia Large Growth Quantitative Fund	1.5	1.5

Columbia Mid Cap Growth Fund	0.5	—

Columbia Mid Cap Growth Opportunity Fund	—	1.4

Columbia Mid Cap Value Fund	0.5	—

Columbia Mid Cap Value Opportunity Fund	1.0	0.9

Columbia Multi-Advisor International Equity Fund(3)	2.5	1.6

Columbia Multi-Advisor International Value Fund	—	1.6

Columbia Multi-Advisor Small Cap Value Fund	0.5	0.5

Columbia Real Estate Equity Fund(4)	—	2.5

Columbia Recovery and Infrastructure Fund	—	1.0

Columbia Select Large Cap Growth Fund	0.5	—

Columbia Select Large-Cap Value Fund	0.5	0.5

Columbia Select Smaller-Cap Value Fund	0.2	—

Columbia Seligman Communications and Information Fund	—	0.4

Columbia Seligman Global Technology Fund	—	0.2

Columbia Small Cap Growth Fund I	0.6	—

RiverSource Partners International Select Growth Fund	1.0	1.9

RiverSource Partners International Small Cap Fund	—	0.3

	18.8%	22.9%

Fixed-Income Funds

Includes government, corporate, mortgage and agency securities, floating rate, global, high yield, inflation protected, convertible

Columbia Diversified Bond Fund	17.1%	23.3%

Columbia Global Bond Fund	5.1	7.4

Columbia Income Opportunities Fund	4.5	—

Columbia Inflation Protected Securities Fund	6.6	6.6

Columbia Limited Duration Credit Fund	16.0	18.4

Columbia Short Term Bond Fund(5)	11.0	10.8

Columbia U.S. Government Mortgage Fund	9.0	2.1

Columbia U.S. Treasury Index Fund	2.2	2.4

	71.5%	71.0%

12  COLUMBIA PORTFOLIO BUILDER SERIES — 2011 SEMIANNUAL REPORT

	% of Fund’s	% of Fund’s portfolio assets
	portfolio assets	6 months ago
Alternative Investments

Includes government, corporate, mortgage and agency securities

Columbia Absolute Return Multi-Strategy Fund	1.0%	—%

Columbia Convertible Securities Fund	4.2	1.2

	5.2%	1.2%

Cash Equivalents

Columbia Money Market Fund	4.5%	4.9%

	100.0%	100.0%

(1)	RiverSource Partners Fundamental Value Fund merged into Columbia Contrarian Core Fund as of April 8, 2011.
(2)	Seligman Growth Fund merged into Columbia Large Cap Growth Fund as of April 8, 2011.
(3)	RiverSource Disciplined International Equity Fund and Threadneedle International Opportunity Fund merged into Columbia Multi-Advisor International Equity Fund as of April 8, 2011.
(4)	RiverSource Real Estate Fund merged into Columbia Real Estate Equity Fund as of April 8, 2011.
(5)	RiverSource Short Duration U.S. Government Fund merged into Columbia Short Term Bond Fund as of June 3, 2011.

Portfolio Allocation
(at July 31, 2011; % of portfolio assets)

Equity Funds(1)	18.8%

Fixed-Income Funds(2)	71.5

Alternative Investments(3)	5.2

Cash Equivalents(4)	4.5

(1)	Includes U.S. Large Cap 8.8%, International 4.7%, Dividend Income 2.0%, U.S. Mid Cap 2.0% and U.S. Small Cap 1.3%.
(2)	Includes Investment Grade 55.3%, Inflation Protected Securities 6.6%, Global Bond 5.1% and High Yield 4.5%.
(3)	Comprised entirely of an investment in Columbia Absolute Return Multi-Strategy Fund and Columbia Convertible Securities Fund.
(4)	Comprised entirely of an investment in the Columbia Money Market Fund.

Top Five Holdings
(at July 31, 2011; % of portfolio assets)

Columbia Diversified Bond Fund	17.1%

Columbia Limited Duration Credit Fund	16.0

Columbia Short Term Bond Fund	11.0

Columbia U.S. Government Mortgage Fund	9.0

Columbia Inflation Protected Securities Fund	6.6

For further detail about these holdings, please refer to the section entitled “Investments in Affiliated Funds.”

COLUMBIA PORTFOLIO BUILDER SERIES — 2011 SEMIANNUAL REPORT  13

Investment Changes

Columbia Portfolio Builder Moderate Conservative Fund

Fund holdings at July 31, 2011

	% of Fund’s	% of Fund’s portfolio assets
	portfolio assets	6 months ago
Domestic Equity Funds/International Equity Funds

Includes large cap, international, mid cap, real estate, small cap, small-mid cap

Columbia Asia Pacific ex-Japan Fund	0.3%	—%

Columbia Contrarian Core Fund(1)	2.2	2.6

Columbia Diversified Equity Income Fund	2.0	3.0

Columbia Dividend Income Fund	1.2	—

Columbia Dividend Opportunity Fund	1.5	1.6

Columbia Emerging Markets Fund	0.6	—

Columbia Emerging Markets Opportunity Fund	—	1.0

Columbia European Equity Fund	0.9	—

Columbia Equity Value Fund	—	0.2

Columbia Frontier Fund	—	0.7

Columbia Global Equity Fund	—	0.5

Columbia Large Cap Core Fund	1.0	—

Columbia Large Cap Growth Fund(2)	3.0	3.4

Columbia Large Core Quantitative Fund	1.7	2.8

Columbia Large Growth Quantitative Fund	2.0	2.6

Columbia Mid Cap Growth Fund	0.7	—

Columbia Mid Cap Growth Opportunity Fund	—	2.5

Columbia Mid Cap Value Fund	0.7	—

Columbia Mid Cap Value Opportunity Fund	1.5	1.7

Columbia Multi-Advisor International Equity Fund(3)	3.3	2.4

Columbia Multi-Advisor International Value Fund	—	2.5

Columbia Multi-Advisor Small Cap Value Fund	0.7	0.8

Columbia Real Estate Fund(4)	—	2.5

Columbia Recovery and Infrastructure Fund	—	1.7

Columbia Select Large Cap Growth Fund	0.7	—

Columbia Select Large-Cap Value Fund	1.0	0.9

Columbia Seligman Communications and Information Fund	—	0.8

Columbia Seligman Global Technology Fund	—	0.4

Columbia Small Cap Growth Fund I	1.4	—

RiverSource Partners International Select Growth Fund	2.3	2.8

RiverSource Partners International Small Cap Fund	—	0.5

	28.7%	37.9%

Fixed-Income Funds

Includes government, corporate, mortgage and agency securities, floating rate, global, high yield, inflation protected, convertible

Columbia Diversified Bond Fund	21.6%	21.3%

Columbia Floating Rate Fund	1.2	1.4

Columbia Global Bond Fund	5.1	5.8

Columbia Income Opportunities Fund	5.1	7.5

Columbia Inflation Protected Securities Fund	5.3	5.1

Columbia Limited Duration Credit Fund	10.0	9.8

Columbia Short Term Bond Fund(5)	5.7	1.7

Columbia U.S. Government Mortgage Fund	7.0	2.7

Columbia U.S. Treasury Index Fund	2.0	5.6

	63.0%	60.9%

14  COLUMBIA PORTFOLIO BUILDER SERIES — 2011 SEMIANNUAL REPORT

	% of Fund’s	% of Fund’s portfolio assets
	portfolio assets	6 months ago
Alternative Investments

Includes government, corporate, mortgage and agency securities

Columbia Absolute Return Currency and Income Fund	1.0%	—%

Columbia Absolute Return Multi-Strategy Fund	1.0	—

Columbia Convertible Securities Fund	3.7	1.2

	5.7%	1.2%

Cash Equivalents

Columbia Money Market Fund	2.6%	0.0%*

	100.0%	100.0%

*	Rounds to less than 0.1%.
(1)	RiverSource Partners Fundamental Value Fund merged into Columbia Contrarian Core Fund as of April 8, 2011.
(2)	Seligman Growth Fund merged into Columbia Large Cap Growth Fund as of April 8, 2011.
(3)	RiverSource Disciplined International Equity Fund and Threadneedle International Opportunity Fund merged into Columbia Multi-Advisor International Equity Fund as of April 8, 2011.
(4)	RiverSource Real Estate Fund merged into Columbia Real Estate Fund as of April 8, 2011.
(5)	RiverSource Short Duration U.S. Government Fund merged into Columbia Short Term Bond Fund as of June 3, 2011.

Portfolio Allocation
(at July 31, 2011; % of portfolio assets)

Equity Funds(1)	28.7%

Fixed-Income Funds(2)	63.0

Alternative Investments(3)	5.7

Cash Equivalents(4)	2.6

(1)	Includes U.S. Large Cap 14.8%, International 7.4%, U.S. Mid Cap 2.9%, U.S. Small Cap 2.1% and Dividend Income 1.5%.
(2)	Includes Investment Grade 46.3%, Inflation Protected Securities 5.3%, Global Bond 5.1%, High Yield 5.1% and Floating Rate 1.2%.
(3)	Comprised entirely of an investment in Columbia Absolute Return Currency and Income Fund, Columbia Absolute Return Multi-Strategy Fund and Columbia Convertible Securities Fund.
(4)	Comprised entirely of an investment in the Columbia Money Market Fund.

Top Five Holdings
(at July 31, 2011; % of portfolio assets)

Columbia Diversified Bond Fund	21.6%

Columbia Limited Duration Credit Fund	10.0

Columbia U.S. Government Mortgage Fund	7.0

Columbia Short Term Bond Fund	5.7

Columbia Inflation Protected Securities Fund	5.3

For further detail about these holdings, please refer to the section entitled “Investments in Affiliated Funds.”

COLUMBIA PORTFOLIO BUILDER SERIES — 2011 SEMIANNUAL REPORT  15

Investment Changes

Columbia Portfolio Builder Moderate Fund

Fund holdings at July 31, 2011

	% of Fund’s	% of Fund’s portfolio assets
	portfolio assets	6 months ago
Domestic Equity Funds/International Equity Funds

Includes large cap, international, mid cap, real estate, small cap, small-mid cap

Columbia Asia Pacific ex-Japan Fund	0.5%	—%

Columbia Contrarian Core Fund(1)	4.2	3.7

Columbia Diversified Equity Income Fund	2.7	4.4

Columbia Dividend Income Fund	3.7	—

Columbia Dividend Opportunity Fund	2.2	2.2

Columbia Emerging Markets Fund	1.0	—

Columbia Emerging Markets Opportunity Fund	—	1.4

Columbia European Equity Fund	1.7	—

Columbia Equity Value Fund	—	0.4

Columbia Frontier Fund	—	1.0

Columbia Global Equity Fund	—	0.8

Columbia Large Cap Core Fund	2.0	—

Columbia Large Cap Growth Fund(2)	4.9	5.0

Columbia Large Core Quantitative Fund	3.5	4.0

Columbia Large Growth Quantitative Fund	3.7	3.7

Columbia Mid Cap Growth Fund	0.8	—

Columbia Mid Cap Growth Opportunity Fund	—	3.5

Columbia Mid Cap Value Fund	1.2	—

Columbia Mid Cap Value Opportunity Fund	2.2	2.4

Columbia Multi-Advisor International Equity Fund(3)	5.8	3.5

Columbia Multi-Advisor International Value Fund	—	3.6

Columbia Multi-Advisor Small Cap Value Fund	1.0	1.1

Columbia Real Estate Equity Fund(4)	2.5	2.5

Columbia Recovery and Infrastructure Fund	—	2.3

Columbia Select Large Cap Growth Fund	1.2	—

Columbia Select Large-Cap Value Fund	1.2	1.3

Columbia Select Smaller-Cap Value Fund	0.2	—

Columbia Seligman Communications and Information Fund	—	1.1

Columbia Seligman Global Technology Fund	—	0.5

Columbia Small Cap Growth Fund I	1.2	—

RiverSource Partners International Select Growth Fund	3.6	3.9

RiverSource Partners International Small Cap Fund	—	0.7

	51.0%	53.0%

Fixed-Income Funds

Includes government, corporate, mortgage and agency securities, floating rate, global, high yield, inflation protected, convertible

Columbia Diversified Bond Fund	24.4%	25.2%

Columbia Floating Rate Fund	1.0	1.0

Columbia Global Bond Fund	3.8	4.3

Columbia Income Opportunities Fund	4.0	5.6

Columbia Inflation Protected Securities Fund	4.1	3.8

Columbia Limited Duration Credit Fund	1.3	1.3

Columbia Short Term Bond Fund(5)	0.7	0.9

Columbia U.S. Government Mortgage Fund	3.0	1.2

Columbia U.S. Treasury Index Fund	2.0	2.6

	44.3%	45.9%

16  COLUMBIA PORTFOLIO BUILDER SERIES — 2011 SEMIANNUAL REPORT

	% of Fund’s	% of Fund’s portfolio assets
	portfolio assets	6 months ago
Alternative Investments

Includes government, corporate, mortgage and agency securities

Columbia Absolute Return Currency and Income Fund	1.2%	—%

Columbia Absolute Return Multi-Strategy Fund	1.3	—

Columbia Convertible Securities Fund	2.0	1.1

	4.5%	1.1%

Cash Equivalents

Columbia Money Market Fund	0.2%	0.0%*

	100.0%	100.0%

*	Rounds to less than 0.1%.
(1)	RiverSource Partners Fundamental Value Fund merged into Columbia Contrarian Core Fund as of April 8, 2011.
(2)	Seligman Growth Fund merged into Columbia Large Cap Growth Fund as of April 8, 2011.
(3)	RiverSource Disciplined International Equity Fund and Threadneedle International Opportunity Fund merged into Columbia Multi-Advisor International Equity Fund as of April 8, 2011.
(4)	RiverSource Real Estate Fund merged into Columbia Real Estate Equity Fund as of April 8, 2011.
(5)	RiverSource Short Duration U.S. Government Fund merged into Columbia Short Term Bond Fund as of June 3, 2011.

Portfolio Allocation
(at July 31, 2011; % of portfolio assets)

Equity Funds(1)	51.0%

Fixed-Income Funds(2)	44.3

Alternative Investments(3)	4.5

Cash Equivalents(4)	0.2

(1)	Includes U.S. Large Cap 23.4%, International 12.6%, Dividend Income 5.9%, U.S. Mid Cap 4.2%, Real Estate 2.5% and U.S. Small Cap 2.4%.
(2)	Includes Investment Grade 31.4%, Inflation Protected Securities 4.1%, High Yield 4.0%, Global Bond 3.8% and Floating Rate 1.0%.
(3)	Comprised entirely of an investment in Columbia Absolute Return Currency and Income Fund, Columbia Absolute Return Multi-Strategy Fund and Columbia Convertible Securities Fund.
(4)	Comprised entirely of an investment in the Columbia Money Market Fund.

Top Five Holdings
(at July 31, 2011; % of portfolio assets)

Columbia Diversified Bond Fund	24.4%

Columbia Multi-Advisor International Equity Fund	5.8

Columbia Large Cap Growth Fund	4.9

Columbia Contrarian Core Fund	4.2

Columbia Inflation Protected Securities Fund	4.1

For further detail about these holdings, please refer to the section entitled “Investments in Affiliated Funds.”

COLUMBIA PORTFOLIO BUILDER SERIES — 2011 SEMIANNUAL REPORT  17

Investment Changes

Columbia Portfolio Builder Moderate Aggressive Fund

Fund holdings at July 31, 2011

	% of Fund’s	% of Fund’s portfolio assets
	portfolio assets	6 months ago
Domestic Equity Funds/International Equity Funds

Includes large cap, international, mid cap, real estate, small cap, small-mid cap

Columbia Asia Pacific ex-Japan Fund	0.5%	—%

Columbia Contrarian Core Fund(1)	4.9	4.8

Columbia Diversified Equity Income Fund	3.4	5.7

Columbia Dividend Income Fund	4.4	—

Columbia Dividend Opportunity Fund	3.0	2.9

Columbia Emerging Markets Fund	1.4	—

Columbia Emerging Markets Opportunity Fund	—	1.9

Columbia Equity Value Fund	—	0.5

Columbia European Equity Fund	1.9	—

Columbia Frontier Fund	—	1.3

Columbia Global Equity Fund	—	1.0

Columbia Large Cap Core Fund	2.7	—

Columbia Large Cap Growth Fund(2)	6.4	6.5

Columbia Large Core Quantitative Fund	3.7	5.2

Columbia Large Growth Quantitative Fund	4.7	4.8

Columbia Mid Cap Growth Fund(3)	1.8	0.1

Columbia Mid Cap Growth Opportunity Fund	—	4.6

Columbia Mid Cap Value Fund	1.7	—

Columbia Mid Cap Value Opportunity Fund	3.0	3.1

Columbia Multi-Advisor International Equity Fund(4)	8.4	4.5

Columbia Multi-Advisor International Value Fund	—	4.6

Columbia Multi-Advisor Small Cap Value Fund	1.2	1.4

Columbia Real Estate Equity Fund(5)	2.5	2.6

Columbia Recovery and Infrastructure Fund	—	3.0

Columbia Select Large Cap Growth Fund	2.0	—

Columbia Select Large Cap-Value Fund	1.7	1.7

Columbia Select Smaller-Cap Value Fund	0.2	—

Columbia Seligman Communications and Information Fund	—	1.4

Columbia Seligman Global Technology Fund	—	0.7

Columbia Small Cap Growth Fund I	1.2	—

RiverSource Partners International Select Growth Fund	4.4	4.9

RiverSource Partners International Small Cap Fund	—	0.9

	65.1%	68.1%

Fixed-Income Funds

Includes government, corporate, mortgage and agency securities, floating rate, global, high yield, inflation protected, convertible

Columbia Diversified Bond Fund	16.1%	17.1%

Columbia Floating Rate Fund	0.8	0.8

Columbia Global Bond Fund	2.5	2.9

Columbia Income Opportunities Fund	3.0	3.7

Columbia Inflation Protected Securities Fund	2.5	2.5

Columbia Limited Duration Credit Fund	0.8	0.9

Columbia U.S. Government Mortgage Fund	0.8	0.8

Columbia U.S. Treasury Index Fund	1.5	2.2

	28.0%	30.9%

18  COLUMBIA PORTFOLIO BUILDER SERIES — 2011 SEMIANNUAL REPORT

	% of Fund’s	% of Fund’s portfolio assets
	portfolio assets	6 months ago
Alternative Investments

Includes government, corporate, mortgage and agency securities

Columbia Absolute Return Currency and Income Fund	2.5%	—%

Columbia Absolute Return Enhanced Multi-Strategy Fund	2.2	—

Columbia Convertible Securities Fund	2.0	1.0

	6.7%	1.0%

Cash Equivalents

Columbia Money Market Fund	0.2%	0.0%*

	100.0%	100.0%

*	Rounds to less than 0.1%
(1)	RiverSource Partners Fundamental Value Fund merged into Columbia Contrarian Core Fund as of April 8, 2011.
(2)	Seligman Growth Fund merged into Columbia Large Cap Growth Fund as of April 8, 2011.
(3)	Seligman Capital Fund merged into Columbia Mid Cap Growth Fund as of April 8, 2011.
(4)	RiverSource Disciplined International Equity Fund and Threadneedle International Opportunity Fund merged into Columbia Multi-Advisor International Equity Fund as of April 8, 2011.
(5)	RiverSource LaSalle Monthly Dividend Real Estate Fund and RiverSource Real Estate Fund merged into Columbia Real Estate Equity Fund as of April 8, 2011.

Portfolio Allocation
(at July 31, 2011; % of portfolio assets)

Equity Funds(1)	65.1%

Fixed-Income Funds(2)	28.0

Alternative Investments(3)	6.7

Cash Equivalents(4)	0.2

(1)	Includes U.S. Large Cap 29.5%, International 16.6%, Dividend Income 7.4%, U.S. Mid Cap 6.5%, U.S. Small Cap 2.6% and Real Estate 2.5%.
(2)	Includes Investment Grade 19.2%, High Yield 3.0%, Global Bond 2.5%, Inflation Protected Securities 2.5% and Floating Rate 0.8%.
(3)	Comprised entirely of an investment in Columbia Absolute Return Currency and Income Fund, Columbia Absolute Return Enhanced Multi-Strategy Fund and Columbia Convertible Securities Fund.
(4)	Comprised entirely of an investment in the Columbia Money Market Fund.

Top Five Holdings
(at July 31, 2011; % of portfolio assets)

Columbia Diversified Bond Fund	16.1%

Columbia Multi-Advisor International Equity Fund	8.4

Columbia Large Cap Growth Fund	6.4

Columbia Contrarian Core Fund	4.9

Columbia Large Growth Quantitative Fund	4.7

For further detail about these holdings, please refer to the section entitled “Investments in Affiliated Funds.”

COLUMBIA PORTFOLIO BUILDER SERIES — 2011 SEMIANNUAL REPORT  19

Investment Changes

Columbia Portfolio Builder Aggressive Fund

Fund holdings at July 31, 2011

	% of Fund’s	% of Fund’s portfolio assets
	portfolio assets	6 months ago
Domestic Equity Funds/International Equity Funds

Includes large cap, international, mid cap, real estate, small cap, small-mid cap

Columbia Asia Pacific ex-Japan Fund	0.5%	—%

Columbia Contrarian Core Fund(1)	5.9	5.9

Columbia Diversified Equity Income Fund	3.7	7.0

Columbia Dividend Income Fund	3.9	—

Columbia Dividend Opportunity Fund	3.5	3.6

Columbia Emerging Markets Fund	1.3	—

Columbia Emerging Markets Opportunity Fund	—	2.3

Columbia European Equity Fund	1.9	—

Columbia Equity Value Fund	—	0.6

Columbia Frontier Fund	—	1.5

Columbia Global Equity Fund	—	0.7

Columbia Large Cap Core Fund	3.2	—

Columbia Large Cap Growth Fund(2)	7.9	8.0

Columbia Large Core Quantitative Fund	4.2	6.4

Columbia Large Growth Quantitative Fund	5.9	5.9

Columbia Mid Cap Growth Fund(3)	3.3	0.8

Columbia Mid Cap Growth Opportunity Fund	—	5.6

Columbia Mid Cap Value Fund	2.0	—

Columbia Mid Cap Value Opportunity Fund	3.9	3.8

Columbia Multi-Advisor International Equity Fund(4)	9.7	5.5

Columbia Multi-Advisor International Value Fund	—	5.7

Columbia Multi-Advisor Small Cap Value Fund	1.5	1.4

Columbia Real Estate Equity Fund(5)	3.0	3.1

Columbia Recovery and Infrastructure Fund	—	3.7

Columbia Select Large Cap Growth Fund	2.0	—

Columbia Select Large-Cap Value Fund	2.0	2.1

Columbia Select Smaller-Cap Value Fund	0.7	0.3

Columbia Seligman Communications and Information Fund	—	1.7

Columbia Seligman Global Technology Fund	—	0.9

Columbia Small Cap Growth Fund I	1.7	—

RiverSource Partners International Select Growth Fund	5.4	6.1

RiverSource Partners International Small Cap Fund	—	1.1

	77.1%	83.7%

Fixed-Income Funds

Includes government, corporate, mortgage and agency securities, floating rate, global, high yield, inflation protected, convertible

Columbia Diversified Bond Fund	8.6%	8.5%

Columbia Floating Rate Fund	0.5	0.4

Columbia Global Bond Fund	1.3	1.4

Columbia Income Opportunities Fund	1.5	1.8

Columbia Inflation Protected Securities Fund	1.3	1.2

Columbia Limited Duration Credit Fund	0.5	0.4

Columbia U.S. Government Mortgage Fund	0.5	0.4

Columbia U.S. Treasury Index Fund	1.0	1.5

	15.2%	15.6%

20  COLUMBIA PORTFOLIO BUILDER SERIES — 2011 SEMIANNUAL REPORT

	% of Fund’s	% of Fund’s portfolio assets
	portfolio assets	6 months ago
Alternative Instruments

Columbia Absolute Return Currency and Income Fund	2.7%	—%

Columbia Absolute Return Enhanced Multi-Strategy Fund	2.7	—

Columbia Convertible Securities Fund	2.0	0.7

	7.4%	0.7%

Cash Equivalents

Columbia Money Market Fund	0.3%	0.0%*

	100.0%	100.0%

*	Rounds to less than 0.1%.
(1)	RiverSource Partners Fundamental Value Fund merged into Columbia Contrarian Core Fund as of April 8, 2011.
(2)	Seligman Growth Fund merged into Columbia Large Cap Growth Fund as of April 8, 2011.
(3)	Seligman Capital Fund merged into Columbia Mid Cap Growth Fund as of April 8, 2011.
(4)	RiverSource Disciplined International Equity Fund and Threadneedle International Opportunity Fund merged into Columbia Multi-Advisor International Equity Fund as of April 8, 2011.
(5)	RiverSource LaSalle Global Real Estate Fund and RiverSource Real Estate Fund merged into Columbia Real Estate Equity Fund as of April 8, 2011.

Portfolio Allocation
(at July 31, 2011; % of portfolio assets)

Equity Funds(1)	77.1%

Fixed-Income Funds(2)	15.2

Alternative Investments(3)	7.4

Cash Equivalents(4)	0.3

(1)	Includes U.S. Large Cap 34.8%, International 18.8%, U.S. Mid Cap 9.2%, Dividend Income 7.4%, U.S. Small Cap 3.9%, and Real Estate 3.0%.
(2)	Includes Investment Grade 10.6%, High Yield 1.5%, Inflation Protected Securities 1.3%, Global Bond 1.3%, and Floating Rate 0.5%.
(3)	Comprised entirely of an investment in Columbia Absolute Return Currency and Income Fund, Columbia Absolute Return Enhanced Multi-Strategy Fund and Columbia Convertible Securities Fund.
(4)	Comprised entirely of an investment in the Columbia Money Market Fund.

Top Five Holdings
(at July 31, 2011; % of portfolio assets)

Columbia Multi-Advisor International Equity Fund	9.7%

Columbia Diversified Bond Fund	8.6

Columbia Large Cap Growth Fund	7.9

Columbia Contrarian Core Fund	5.9

Columbia Large Growth Quantitative Fund	5.9

For further detail about these holdings, please refer to the section entitled “Investments in Affiliated Funds.”

COLUMBIA PORTFOLIO BUILDER SERIES — 2011 SEMIANNUAL REPORT  21

Fund Expense Example
(Unaudited)

As a shareholder of the Fund, you incur, depending on the share class, two types of costs: (i) transaction costs, including sales charges (loads) on purchase payments; and (ii) ongoing costs, which may include distribution and service (Rule 12b-1) fees; and other Fund fees and expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. In addition to the ongoing expenses which the Fund bears directly, the Fund’s shareholders indirectly bear the ongoing expenses of any funds in which the Fund invests (also referred to as “acquired funds”), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds). The Fund’s indirect expense from investing in the acquired funds is based on the Fund’s pro rata portion of the ongoing expenses charged by acquired funds using the expense ratio of each of the acquired funds as of the acquired fund’s most recent shareholder report.

The example is based on an investment of $1,000 invested at the beginning of the period indicated and held until July 31, 2011.

Actual Expenses
The first line of the table provides information about actual account values and actual expenses for each class. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Direct expenses paid during the period” to estimate the expenses you paid on your account during this period. You can also estimate the direct and indirect expenses you paid over the period by using the number in the first line under the heading “Direct and indirect expenses paid during the period.”

Hypothetical Example for Comparison Purposes
The second line of the table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for each class and an assumed rate of return of 5% per year before expenses, which is not the actual return for the class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

22  COLUMBIA PORTFOLIO BUILDER SERIES — 2011 SEMIANNUAL REPORT

Columbia Portfolio Builder Conservative Fund

				Direct and
			Direct	indirect
	Beginning	Ending	expenses	expenses
	account value	account value	paid during	paid during
	Feb. 1, 2011	July 31, 2011	the period(a)	the period(b),(c)
Class A

Actual(d)	$1,000	$1,030.10	$2.24	$5.13

Hypothetical (5% return before expenses)	$1,000	$1,022.31	$2.23	$5.11

Class B

Actual(d)	$1,000	$1,027.20	$5.96	$8.85

Hypothetical (5% return before expenses)	$1,000	$1,018.64	$5.94	$8.81

Class C

Actual(d)	$1,000	$1,026.60	$5.91	$8.80

Hypothetical (5% return before expenses)	$1,000	$1,018.68	$5.89	$8.86

Class R

Actual(d)	$1,000	$1,029.20	$3.58	$6.47

Hypothetical (5% return before expenses)	$1,000	$1,020.99	$3.57	$6.44

Class R4

Actual(d)	$1,000	$1,031.40	$1.94	$4.83

Hypothetical (5% return before expenses)	$1,000	$1,022.61	$1.93	$4.81

Class Z

Actual(d)	$1,000	$1,031.80	$0.95	$3.84

Hypothetical (5% return before expenses)	$1,000	$1,023.59	$0.94	$3.82

Annualized Expense Ratios

	Fund’s	Acquired fund	Total Fund
	annualized	(underlying fund)	and acquired fund
	expense ratio	fees and expenses(c)	fees and expenses
Class A	.45%	.58%	1.03%

Class B	1.20%	.58%	1.78%

Class C	1.19%	.58%	1.77%

Class R	.72%	.58%	1.30%

Class R4	.39%	.58%	.97%

Class Z	.19%	.58%	.77%

(a)	Expenses are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period, multiplied by 179/365 (to reflect the one-half year period).
(b)	Expenses are equal to the annualized expense ratio for each class as indicated above, plus the acquired fund (underlying fund) fees and expenses, multiplied by the average account value over the period, multiplied by 179/365 (to reflect the one-half year period).
(c)	Columbia Management Investment Advisers, LLC (the Investment Manager) and its affiliates have contractually agreed to waive fees and expenses for Class I shares on a number of underlying funds until at least the end of the underlying funds’ next fiscal year, unless sooner terminated at the sole discretion of the underlying funds’ Board. Before taking the fee waivers into account, the acquired fund (underlying fund) fees and expenses would have been 0.65% for all classes. Had these commitments not been in place for the entire six month period ended July 31, 2011, the actual direct and indirect expenses paid would have been $5.48 for Class A, $9.20 for Class B, $9.14 for Class C, $6.82 for Class R, $5.18 for Class R4 and $4.18 for Class Z; the hypothetical direct and indirect expenses paid would have been $5.45 for Class A, $9.16 for Class B, $9.11 for Class C, $6.79 for Class R, $5.16 for Class R4 and $4.17 for Class Z.
(d)	Based on the actual return for the six months ended July 31, 2011: +3.01% for Class A, +2.72% for Class B, +2.66% for Class C, +2.92% for Class R, +3.14 for Class R4 and +3.18% for Class Z.

COLUMBIA PORTFOLIO BUILDER SERIES — 2011 SEMIANNUAL REPORT  23

Fund Expense Example (continued)

Columbia Portfolio Builder Moderate Conservative Fund

				Direct and
			Direct	indirect
	Beginning	Ending	expenses	expenses
	account value	account value	paid during	paid during
	Feb. 1, 2011	July 31, 2011	the period(a)	the period(b),(c)
Class A

Actual(d)	$1,000	$1,032.20	$2.09	$5.33

Hypothetical (5% return before expenses)	$1,000	$1,022.46	$2.08	$5.31

Class B

Actual(d)	$1,000	$1,029.30	$5.87	$9.11

Hypothetical (5% return before expenses)	$1,000	$1,018.73	$5.84	$9.06

Class C

Actual(d)	$1,000	$1,029.60	$5.82	$9.06

Hypothetical (5% return before expenses)	$1,000	$1,018.78	$5.79	$9.01

Class R

Actual(d)	$1,000	$1,032.30	$3.04	$6.28

Hypothetical (5% return before expenses)	$1,000	$1,021.53	$3.02	$6.25

Class R4

Actual(d)	$1,000	$1,033.60	$1.80	$5.04

Hypothetical (5% return before expenses)	$1,000	$1,022.76	$1.79	$5.01

Class Z

Actual(d)	$1,000	$1,034.80	$0.80	$4.04

Hypothetical (5% return before expenses)	$1,000	$1,023.74	$0.79	$4.02

Annualized Expense Ratios

	Fund’s	Acquired fund	Total Fund
	annualized	(underlying fund)	and acquired fund
	expense ratio	fees and expenses(c)	fees and expenses
Class A	.42%	.65%	1.07%

Class B	1.18%	.65%	1.83%

Class C	1.17%	.65%	1.82%

Class R	.61%	.65%	1.26%

Class R4	.36%	.65%	1.01%

Class Z	.16%	.65%	.81%

(a)	Expenses are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period, multiplied by 179/365 (to reflect the one-half year period).
(b)	Expenses are equal to the annualized expense ratio for each class as indicated above, plus the acquired fund (underlying fund) fees and expenses, multiplied by the average account value over the period, multiplied by 179/365 (to reflect the one-half year period).
(c)	Columbia Management Investment Advisers, LLC (the Investment Manager) and its affiliates have contractually agreed to waive fees and expenses for Class I shares on a number of underlying funds until at least the end of the underlying funds’ next fiscal year, unless sooner terminated at the sole discretion of the underlying funds’ Board. Before taking the fee waivers into account, the acquired fund (underlying fund) fees and expenses would have been 0.71% for all classes. Had these commitments not been in place for the entire six month period ended July 31, 2011, the actual direct and indirect expenses paid would have been $5.63 for Class A, $9.40 for Class B, $9.36 for Class C, $6.58 for Class R, $5.34 for Class R4 and $4.34 for Class Z; the hypothetical direct and indirect expenses paid would have been $5.60 for Class A, $9.36 for Class B, $9.31 for Class C, $6.54 for Class R, $5.31 for Class R4 and $4.32 for Class Z.
(d)	Based on the actual return for the six months ended July 31, 2011: +3.22% for Class A, +2.93% for Class B, +2.96% for Class C, +3.23% for Class R, +3.36 for Class R4 and +3.48% for Class Z.

24  COLUMBIA PORTFOLIO BUILDER SERIES — 2011 SEMIANNUAL REPORT

Columbia Portfolio Builder Moderate Fund

				Direct and
			Direct	indirect
	Beginning	Ending	expenses	expenses
	account value	account value	paid during	paid during
	Feb. 1, 2011	July 31, 2011	the period(a)	the period(b),(c)
Class A

Actual(d)	$1,000	$1,030.40	$2.14	$5.63

Hypothetical (5% return before expenses)	$1,000	$1,022.41	$2.13	$5.60

Class B

Actual(d)	$1,000	$1,025.60	$5.86	$9.34

Hypothetical (5% return before expenses)	$1,000	$1,018.68	$5.84	$9.31

Class C

Actual(d)	$1,000	$1,025.90	$5.86	$9.34

Hypothetical (5% return before expenses)	$1,000	$1,018.73	$5.84	$9.31

Class R

Actual(d)	$1,000	$1,029.10	$3.28	$6.77

Hypothetical (5% return before expenses)	$1,000	$1,021.28	$3.27	$6.74

Class R4

Actual(d)	$1,000	$1,031.00	$1.59	$5.08

Hypothetical (5% return before expenses)	$1,000	$1,022.95	$1.59	$5.06

Class Z

Actual(d)	$1,000	$1,031.20	$0.80	$4.28

Hypothetical (5% return before expenses)	$1,000	$1,023.74	$0.79	$4.27

Annualized Expense Ratios

	Fund’s	Acquired fund	Total Fund
	annualized	(underlying fund)	and acquired fund
	expense ratio	fees and expenses(d)	fees and expenses
Class A	.43%	.70%	1.13%

Class B	1.18%	.70%	1.88%

Class C	1.18%	.70%	1.88%

Class R	.66%	.70%	1.36%

Class R4	.32%	.70%	1.02%

Class Z	.16%	.70%	.86%

(a)	Expenses are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period, multiplied by 179/365 (to reflect the one-half year period).
(b)	Expenses are equal to the annualized expense ratio for each class as indicated above, plus the acquired fund (underlying fund) fees and expenses, multiplied by the average account value over the period, multiplied by 179/365 (to reflect the one-half year period).
(c)	Columbia Management Investment Advisers, LLC (the Investment Manager) and its affiliates have contractually agreed to waive fees and expenses for Class I shares on a number of underlying funds until at least the end of the underlying funds’ next fiscal year, unless sooner terminated at the sole discretion of the underlying funds’ Board. Before taking the fee waivers into account, the acquired fund (underlying fund) fees and expenses would have been 0.74% for all classes. Had these commitments not been in place for the entire six month period ended July 31, 2011, the actual direct and indirect expenses paid would have been $5.83 for Class A, $9.54 for Class B, $9.54 for Class C, $6.97 for Class R, $5.28 for Class R4 and $4.48 for Class Z; the hypothetical direct and indirect expenses paid would have been $5.80 for Class A, $9.50 for Class B, $9.50 for Class C, $6.94 for Class R, $5.26 for Class R4 and $4.47 for Class Z.
(d)	Based on the actual return for the six months ended July 31, 2011: +3.04% for Class A, +2.56% for Class B, +2.59% for Class C, +2.91% for Class R, +3.10 for Class R4 and +3.12% for Class Z.

COLUMBIA PORTFOLIO BUILDER SERIES — 2011 SEMIANNUAL REPORT  25

Fund Expense Example (continued)

Columbia Portfolio Builder Moderate Aggressive Fund

				Direct and
			Direct	indirect
	Beginning	Ending	expenses	expenses
	account value	account value	paid during	paid during
	Feb. 1, 2011	July 31, 2011	the period(a)	the period(b),(c)
Class A

Actual(d)	$1,000	$1,026.00	$2.24	$5.91

Hypothetical (5% return before expenses)	$1,000	$1,022.31	$2.23	$5.90

Class B

Actual(d)	$1,000	$1,022.10	$5.95	$9.62

Hypothetical (5% return before expenses)	$1,000	$1,018.64	$5.94	$9.60

Class C

Actual(d)	$1,000	$1,022.50	$5.95	$9.62

Hypothetical (5% return before expenses)	$1,000	$1,018.64	$5.94	$9.60

Class R

Actual(d)	$1,000	$1,024.70	$3.38	$7.05

Hypothetical (5% return before expenses)	$1,000	$1,021.19	$3.37	$7.04

Class R4

Actual(d)	$1,000	$1,026.70	$1.54	$5.22

Hypothetical (5% return before expenses)	$1,000	$1,023.00	$1.54	$5.21

Class Z

Actual(d)	$1,000	$1,027.60	$1.09	$4.77

Hypothetical (5% return before expenses)	$1,000	$1,023.44	$1.09	$4.76

Annualized Expense Ratios

	Fund’s	Acquired fund	Total Fund
	annualized	(underlying fund)	and acquired fund
	expense ratio	fees and expenses(c)	fees and expenses
Class A	.45%	.74%	1.19%

Class B	1.20%	.74%	1.94%

Class C	1.20%	.74%	1.94%

Class R	.68%	.74%	1.42%

Class R4	.31%	.74%	1.05%

Class Z	.22%	.74%	.96%

(a)	Expenses are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period, multiplied by 179/365 (to reflect the one-half year period).
(b)	Expenses are equal to the annualized expense ratio for each class as indicated above, plus the acquired fund (underlying fund) fees and expenses, multiplied by the average account value over the period, multiplied by 179/365 (to reflect the one-half year period).
(c)	Columbia Management Investment Advisers, LLC (the Investment Manager) and its affiliates have contractually agreed to waive fees and expenses for Class I shares on a number of underlying funds until at least the end of the underlying funds’ next fiscal year, unless sooner terminated at the sole discretion of the underlying funds’ Board. Before taking the fee waivers into account, the acquired fund (underlying fund) fees and expenses would have been 0.78% for all classes. Had these commitments not been in place for the entire six month period ended July 31, 2011, the actual direct and indirect expenses paid would have been $6.11 for Class A, $9.82 for Class B, $9.82 for Class C, $7.25 for Class R, $5.42 for Class R4 and $4.97 for Class Z; the hypothetical direct and indirect expenses paid would have been $6.10 for Class A, $9.80 for Class B, $9.80 for Class C, $7.24 for Class R, $5.41 for Class R4 and $4.96 for Class Z.
(d)	Based on the actual return for the six months ended July 31, 2011: +2.60% for Class A, +2.21% for Class B, +2.25% for Class C, +2.47% for Class R, +2.67 for Class R4 and +2.76% for Class Z.

26  COLUMBIA PORTFOLIO BUILDER SERIES — 2011 SEMIANNUAL REPORT

Columbia Portfolio Builder Aggressive Fund

				Direct and
			Direct	indirect
	Beginning	Ending	expenses	expenses
	account value	account value	paid during	paid during
	Feb. 1, 2011	July 31, 2011	the period(a)	the period(b),(c)
Class A

Actual(d)	$1,000	$1,024.30	$2.38	$6.30

Hypothetical (5% return before expenses)	$1,000	$1,022.17	$2.38	$6.30

Class B

Actual(d)	$1,000	$1,020.50	$6.09	$10.01

Hypothetical (5% return before expenses)	$1,000	$1,018.49	$6.09	$10.00

Class C

Actual(d)	$1,000	$1,020.70	$6.09	$10.01

Hypothetical (5% return before expenses)	$1,000	$1,018.49	$6.09	$10.00

Class R

Actual(d)	$1,000	$1,023.40	$3.27	$7.19

Hypothetical (5% return before expenses)	$1,000	$1,021.28	$3.27	$7.19

Class R4

Actual(d)	$1,000	$1,025.20	$1.59	$5.51

Hypothetical (5% return before expenses)	$1,000	$1,022.95	$1.59	$5.51

Class Z

Actual(d)	$1,000	$1,025.30	$1.04	$4.97

Hypothetical (5% return before expenses)	$1,000	$1,023.49	$1.04	$4.96

Annualized Expense Ratios

	Fund’s	Acquired fund	Total Fund
	annualized	(underlying fund)	and acquired fund
	expense ratio	fees and expenses(c)	fees and expenses
Class A	.48%	.79%	1.27%

Class B	1.23%	.79%	2.02%

Class C	1.23%	.79%	2.02%

Class R	.66%	.79%	1.45%

Class R4	.32%	.79%	1.11%

Class Z	.21%	.79%	1.00%

(a)	Expenses are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period, multiplied by 179/365 (to reflect the one-half year period).
(b)	Expenses are equal to the annualized expense ratio for each class as indicated above, plus the acquired fund (underlying fund) fees and expenses, multiplied by the average account value over the period, multiplied by 179/365 (to reflect the one-half year period).
(c)	Columbia Management Investment Advisers, LLC (the Investment Manager) and its affiliates have contractually agreed to waive fees and expenses for Class I shares on a number of underlying funds until at least the end of the underlying funds’ next fiscal year, unless sooner terminated at the sole discretion of the underlying funds’ Board. Before taking the fee waivers into account, the acquired fund (underlying fund) fees and expenses would have been 0.83% for all classes. Had these commitments not been in place for the entire six month period ended July 31, 2011, the actual direct and indirect expenses paid would have been $6.50 for Class A, $10.21 for Class B, $10.21 for Class C, $7.39 for Class R, $5.71 for Class R4 and $5.16 for Class Z; the hypothetical direct and indirect expenses paid would have been $6.50 for Class A, $10.20 for Class B, $10.20 for Class C, $7.38 for Class R, $5.70 for Class R4 and $5.16 for Class Z.
(d)	Based on the actual return for the six months ended July 31, 2011: +2.43% for Class A, +2.05% for Class B, +2.07% for Class C, +2.34% for Class R, +2.52 for Class R4 and +2.53% for Class Z.

COLUMBIA PORTFOLIO BUILDER SERIES — 2011 SEMIANNUAL REPORT  27

Investments in Affiliated Funds
Columbia Portfolio Builder Conservative Fund
July 31, 2011 (Unaudited)
(Percentages represent value of investments compared to net assets)

	Shares	Value

Equity Funds 18.8%

Dividend Income 2.0%
Columbia Dividend Income Fund	266,268	$3,560,002
Columbia Dividend Opportunity Fund	265,923	2,140,684

Total		5,700,686

International 4.7%
Columbia Asia Pacific ex-Japan Fund	83,155	738,416
Columbia Emerging Markets Fund	54,026	586,182
Columbia European Equity Fund	330,272	2,057,591
Columbia Multi-Advisor International Equity Fund	589,221	7,335,807
RiverSource Partners International Select Growth Fund	403,458	2,949,278

Total		13,667,274

U.S. Large Cap 8.8%
Columbia Contrarian Core Fund	335,810	4,980,068
Columbia Diversified Equity Income Fund	280,809	2,841,791
Columbia Large Cap Core Fund	105,963	1,430,493
Columbia Large Cap Growth Fund	228,636	5,704,455
Columbia Large Core Quantitative Fund	615,883	3,584,439
Columbia Large Growth Quantitative Fund	455,310	4,270,805
Columbia Select Large Cap Growth Fund(a)	103,370	1,428,576
Columbia Select Large-Cap Value Fund	92,161	1,426,655

Total		25,667,282

U.S. Mid Cap 2.0%
Columbia Mid Cap Growth Fund(a)	49,261	1,420,178
Columbia Mid Cap Value Fund	103,280	1,424,230
Columbia Mid Cap Value Opportunity Fund	349,718	2,832,718

Total		5,677,126

U.S. Small Cap 1.3%
Columbia Multi-Advisor Small Cap Value Fund(a)	235,295	1,409,415
Columbia Select Smaller-Cap Value Fund(a)	41,320	695,826
Columbia Small Cap Growth Fund I(a)	49,689	1,678,518

Total		3,783,759

Total Equity Funds
(Cost: $46,172,811)		$54,496,127

Fixed-Income Funds 71.5%

Global Bond 5.1%
Columbia Global Bond Fund	1,962,039	$14,734,913

High Yield 4.5%
Columbia Income Opportunities Fund	1,335,725	13,050,028

Inflation Protected Securities 6.6%
Columbia Inflation Protected Securities Fund	1,734,682	19,133,545

Investment Grade 55.3%
Columbia Diversified Bond Fund	9,699,543	49,564,664
Columbia Limited Duration Credit Fund	4,595,646	46,461,976
Columbia Short Term Bond Fund	3,191,672	31,820,969
Columbia U.S. Government Mortgage Fund	4,750,871	26,129,790
Columbia U.S. Treasury Index Fund	574,978	6,543,254

Total		160,520,653

Total Fixed-Income Funds
(Cost: $196,630,764)		$207,439,139

Alternative Investments 5.2%

Columbia Absolute Return Multi-Strategy Fund(a)	289,934	$2,887,748
Columbia Convertible Securities Fund	800,988	12,078,893

Total Alternative Investments
(Cost: $15,108,495)		$14,966,641

Cash Equivalents 4.5%

Money Market 4.5%
Columbia Money Market Fund, 0.011%(b)	13,155,728	$13,155,728

Total Cash Equivalents
(Cost: $13,155,728)		$13,155,728

Total Investments in Affiliated Funds
(Cost: $271,067,798)		$290,057,635
Other Assets and Liabilities		(134,408)

Net Assets		$289,923,227

Notes to Investments in Affiliated Funds

(a)	Non-income producing.

(b)	The rate shown is the seven-day current annualized yield at July 31, 2011.

The accompanying Notes to Financial Statements are an integral part of this statement.

28  COLUMBIA PORTFOLIO BUILDER SERIES — 2011 SEMIANNUAL REPORT

Investments in Affiliated Funds (continued)
Columbia Portfolio Builder Conservative Fund

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (to include NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund’s investments as of July 31, 2011:

Fair Value at July 31, 2011
	Level 1	Level 2
	quoted prices	Other	Level 3
	in active	Significant	Significant
	markets for	Observable	Unobservable
Description	identical assets(a)	Inputs	Inputs	Total
Investments in Affiliated Funds	$290,057,635	$—	$—	$290,057,635

(a)	There were no significant transfers between Levels 1 and 2 during the period.

How to find information about the Fund’s quarterly portfolio holdings

(i)	The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q;

(ii)	The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov;

(iii)	The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 800.SEC.0330); and

(iv)	The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can be obtained without charge, upon request, by calling 800.345.6611.

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA PORTFOLIO BUILDER SERIES — 2011 SEMIANNUAL REPORT  29

Investments in Affiliated Funds
Columbia Portfolio Builder Moderate Conservative Fund
July 31, 2011 (Unaudited)
(Percentages represent value of investments compared to net assets)

	Shares	Value

Equity Funds 28.7%

Dividend Income 2.7%
Columbia Dividend Income Fund	465,815	$6,227,953
Columbia Dividend Opportunity Fund	928,516	7,474,551

Total		13,702,504

International 7.3%
Columbia Asia Pacific ex-Japan Fund	145,250	1,289,819
Columbia Emerging Markets Fund	279,856	3,036,436
Columbia European Equity Fund	739,226	4,605,381
Columbia Multi-Advisor International Equity Fund	1,340,317	16,686,943
RiverSource Partners International Select Growth Fund	1,585,521	11,590,161

Total		37,208,740

U.S. Large Cap 13.6%
Columbia Contrarian Core Fund	756,636	11,220,904
Columbia Diversified Equity Income Fund	980,693	9,924,618
Columbia Large Cap Core Fund	369,847	4,992,932
Columbia Large Cap Growth Fund	600,066	14,971,645
Columbia Large Core Quantitative Fund	1,509,870	8,787,443
Columbia Large Growth Quantitative Fund	1,063,397	9,974,667
Columbia Select Large Cap Growth Fund(a)	271,989	3,758,885
Columbia Select Large-Cap Value Fund	321,705	4,979,986

Total		68,611,080

U.S. Mid Cap 2.9%
Columbia Mid Cap Growth Fund(a)	128,950	3,717,615
Columbia Mid Cap Value Fund	270,525	3,730,544
Columbia Mid Cap Value Opportunity Fund	918,000	7,435,799

Total		14,883,958

U.S. Small Cap 2.2%
Columbia Multi-Advisor Small Cap Value Fund(a)	616,047	3,690,123
Columbia Small Cap Growth Fund I(a)	216,806	7,323,705

Total		11,013,828

Total Equity Funds
(Cost: $125,592,129)		$145,420,110

Fixed-Income Funds 63.0%

Floating Rate 1.3%
Columbia Floating Rate Fund	706,087	$6,326,541

Global Bond 5.1%
Columbia Global Bond Fund	3,418,490	25,672,856

High Yield 5.0%
Columbia Income Opportunities Fund	2,614,587	25,544,516

Inflation Protected Securities 5.3%
Columbia Inflation Protected Securities Fund	2,445,752	26,976,648

Investment Grade 46.3%
Columbia Diversified Bond Fund	21,397,561	109,341,536
Columbia Limited Duration Credit Fund	5,012,264	50,673,994
Columbia Short Term Bond Fund	2,911,918	29,031,823
Columbia U.S. Government Mortgage Fund	6,449,295	35,471,124
Columbia U.S. Treasury Index Fund	892,125	10,152,377

Total		234,670,854

Total Fixed-Income Funds
(Cost: $301,555,591)		$319,191,415

Alternative Investments 5.7%

Columbia Absolute Return Currency and Income Fund(a)	497,335	$5,008,167
Columbia Absolute Return Multi-Strategy Fund(a)	506,055	5,040,306
Columbia Convertible Securities Fund	1,234,070	18,609,777

Total Alternative Investments
(Cost: $28,882,080)		$28,658,250

Cash Equivalents 2.6%

Money Market 2.6%
Columbia Money Market Fund, 0.011%(b)	13,114,059	$13,114,059

Total Cash Equivalents
(Cost: $13,114,059)		$13,114,059

Total Investments in Affiliated Funds
(Cost: $469,143,859)		$506,383,834
Other Assets and Liabilities		(48,867)

Net Assets		$506,334,967

Notes to Investments in Affiliated Funds

(a)	Non-income producing.

(b)	The rate shown is the seven-day current annualized yield at July 31, 2011.

The accompanying Notes to Financial Statements are an integral part of this statement.

30  COLUMBIA PORTFOLIO BUILDER SERIES — 2011 SEMIANNUAL REPORT

Investments in Affiliated Funds (continued)
Columbia Portfolio Builder Moderate Conservative Fund

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (to include NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund’s investments as of July 31, 2011:

Fair Value at July 31, 2011
	Level 1	Level 2
	quoted prices	other	Level 3
	in active	significant	significant
	markets for	observable	unobservable
Description	identical assets(a)	inputs	inputs	Total
Investments in Affiliated Funds	$506,383,834	$—	$—	$506,383,834

(a)	There were no significant transfers between Levels 1 and 2 during the period.

How to find information about the Fund’s quarterly portfolio holdings

(i)	The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q;

(ii)	The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov;

(iii)	The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 800.SEC.0330); and

(iv)	The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can be obtained without charge, upon request, by calling 800.345.6611.

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA PORTFOLIO BUILDER SERIES — 2011 SEMIANNUAL REPORT  31

Investments in Affiliated Funds
Columbia Portfolio Builder Moderate Fund
July 31, 2011 (Unaudited)
(Percentages represent value of investments compared to net assets)

	Shares	Value

Equity Funds 51.0%

Dividend Income 5.9%
Columbia Dividend Income Fund	3,996,548	$53,433,849
Columbia Dividend Opportunity Fund	4,008,093	32,265,146

Total		85,698,995

International 12.6%
Columbia Asia Pacific ex-Japan Fund	836,505	7,428,165
Columbia Emerging Markets Fund	1,273,909	13,821,916
Columbia European Equity Fund	4,021,627	25,054,735
Columbia Multi-Advisor International Equity Fund	6,800,317	84,663,940
RiverSource Partners International Select Growth Fund	7,098,937	51,893,231

Total		182,861,987

Real Estate 2.5%
Columbia Real Estate Equity Fund	2,692,472	36,321,451

U.S. Large Cap 23.4%
Columbia Contrarian Core Fund	4,098,311	60,777,957
Columbia Diversified Equity Income Fund	3,880,666	39,272,338
Columbia Large Cap Core Fund	2,117,432	28,585,340
Columbia Large Cap Growth Fund	2,870,946	71,630,101
Columbia Large Core Quantitative Fund	8,652,687	50,358,636
Columbia Large Growth Quantitative Fund	5,719,387	53,647,852
Columbia Select Large Cap Growth Fund(a)	1,298,177	17,940,803
Columbia Select Large-Cap Value Fund	1,157,114	17,912,124

Total		340,125,151

U.S. Mid Cap 4.2%
Columbia Mid Cap Growth Fund(a)	420,520	12,123,593
Columbia Mid Cap Value Fund	1,297,454	17,891,891
Columbia Mid Cap Value Opportunity Fund	3,952,558	32,015,722

Total		62,031,206

U.S. Small Cap 2.4%
Columbia Multi-Advisor Small Cap Value Fund(a)	2,363,494	14,157,328
Columbia Select Smaller-Cap Value Fund(a)	207,451	3,493,474
Columbia Small Cap Growth Fund I(a)	519,663	17,554,219

Total		35,205,021

Total Equity Funds
(Cost: $672,710,953)		$742,243,811

Fixed-Income Funds 44.3%

Floating Rate 1.0%
Columbia Floating Rate Fund	1,625,170	$14,561,526

Global Bond 3.8%
Columbia Global Bond Fund	7,377,011	55,401,356

High Yield 4.0%
Columbia Income Opportunities Fund	6,014,285	58,759,563

Inflation Protected Securities 4.1%
Columbia Inflation Protected Securities Fund	5,361,325	59,135,410

Investment Grade 31.4%
Columbia Diversified Bond Fund	69,443,419	354,855,873
Columbia Limited Duration Credit Fund	1,802,594	18,224,225
Columbia Short Term Bond Fund	1,092,744	10,894,657
Columbia U.S. Government Mortgage Fund	7,954,155	43,747,855
Columbia U.S. Treasury Index Fund	2,566,526	29,207,061

Total		456,929,671

Total Fixed-Income Funds
(Cost: $596,328,659)		$644,787,526

Alternative Investments 4.5%

Columbia Absolute Return Currency and Income Fund(a)	1,788,621	$18,011,409
Columbia Absolute Return Multi-Strategy Fund(a)	1,820,013	18,127,326
Columbia Convertible Securities Fund	1,899,728	28,647,903

Total Alternative Investments
(Cost: $64,910,641)		$64,786,638

Cash Equivalents 0.2%

Money Market 0.2%
Columbia Money Market Fund, 0.011%(b)	2,453,709	$2,453,709

Total Cash Equivalents
(Cost: $2,453,709)		$2,453,709

Total Investments in Affiliated Funds
(Cost: $1,336,403,962)		$1,454,271,684
Other Assets and Liabilities		(424,230)

Net Assets		$1,453,847,454

Notes to Investments in Affiliated Funds

(a)	Non-income producing.

(b)	The rate shown is the seven-day current annualized yield at July 31, 2011.

The accompanying Notes to Financial Statements are an integral part of this statement.

32  COLUMBIA PORTFOLIO BUILDER SERIES — 2011 SEMIANNUAL REPORT

Investments in Affiliated Funds (continued)
Columbia Portfolio Builder Moderate Fund

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (to include NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund’s investments as of July 31, 2011:

Fair Value at July 31, 2011
	Level 1	Level 2
	quoted prices	other	Level 3
	in active	significant	significant
	markets for	observable	unobservable
Description	identical assets(a)	inputs	inputs	Total
Investments in Affiliated Funds	$1,454,271,684	$—	$—	$1,454,271,684

(a)	There were no significant transfers between Levels 1 and 2 during the period.

How to find information about the Fund’s quarterly portfolio holdings

(i)	The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q;

(ii)	The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov;

(iii)	The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 800.SEC.0330); and

(iv)	The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can be obtained without charge, upon request, by calling 800.345.6611.

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA PORTFOLIO BUILDER SERIES — 2011 SEMIANNUAL REPORT  33

Investments in Affiliated Funds
Columbia Portfolio Builder Moderate Aggressive Fund
July 31, 2011 (Unaudited)
(Percentages represent value of investments compared to net assets)

	Shares	Value

Equity Funds 65.1%

Dividend Income 7.4%
Columbia Dividend Income Fund	4,028,946	$53,867,007
Columbia Dividend Opportunity Fund	4,490,897	36,151,723

Total		90,018,730

International 16.5%
Columbia Asia Pacific ex-Japan Fund	702,964	6,242,319
Columbia Emerging Markets Fund	1,520,580	16,498,288
Columbia European Equity Fund	3,674,524	22,892,284
Columbia Multi-Advisor International Equity Fund	8,200,043	102,090,533
RiverSource Partners International Select Growth Fund	7,244,967	52,960,712

Total		200,684,136

Real Estate 2.5%
Columbia Real Estate Equity Fund	2,263,331	30,532,340

U.S. Large Cap 29.6%
Columbia Contrarian Core Fund	4,056,842	60,162,974
Columbia Diversified Equity Income Fund	4,149,968	41,997,674
Columbia Large Cap Core Fund	2,450,128	33,076,725
Columbia Large Cap Growth Fund	3,136,960	78,267,140
Columbia Large Core Quantitative Fund	7,807,674	45,440,663
Columbia Large Growth Quantitative Fund	6,086,649	57,092,768
Columbia Select Large Cap Growth Fund(a)	1,745,415	24,121,637
Columbia Select Large-Cap Value Fund	1,361,325	21,073,311

Total		361,232,892

U.S. Mid Cap 6.4%
Columbia Mid Cap Growth Fund(a)	748,733	21,585,975
Columbia Mid Cap Value Fund	1,526,537	21,050,938
Columbia Mid Cap Value Opportunity Fund	4,428,681	35,872,315

Total		78,509,228

U.S. Small Cap 2.7%
Columbia Multi-Advisor Small Cap Value Fund(a)	2,482,602	14,870,786
Columbia Select Smaller-Cap Value Fund(a)	174,352	2,936,081
Columbia Small Cap Growth Fund I(a)	436,670	14,750,729

Total		32,557,596

Total Equity Funds
(Cost: $744,621,056)		$793,534,922

Fixed-Income Funds 28.0%

Floating Rate 0.8%
Columbia Floating Rate Fund	1,024,198	$9,176,818

Global Bond 2.5%
Columbia Global Bond Fund	4,134,437	31,049,620

High Yield 3.0%
Columbia Income Opportunities Fund	3,787,450	37,003,389

Inflation Protected Securities 2.5%
Columbia Inflation Protected Securities Fund	2,815,572	31,055,757

Investment Grade 19.2%
Columbia Diversified Bond Fund	38,501,004	196,740,128
Columbia Limited Duration Credit Fund	908,774	9,187,702
Columbia U.S. Government Mortgage Fund	1,672,669	9,199,681
Columbia U.S. Treasury Index Fund	1,617,396	18,405,973

Total		233,533,484

Total Fixed-Income Funds
(Cost: $315,803,499)		$341,819,068

Alternative Investments 6.7%

Columbia Absolute Return Currency and Income Fund(a)	3,005,771	$30,268,110
Columbia Absolute Return Enhanced Multi-Strategy Fund(a)	2,777,802	27,416,910
Columbia Convertible Securities Fund	1,594,153	24,039,829

Total Alternative Investments
(Cost: $81,986,328)		$81,724,849

Cash Equivalents 0.2%

Money Market 0.2%
Columbia Money Market Fund, 0.011%(b)	2,715,736	$2,715,736

Total Cash Equivalents
(Cost: $2,715,736)		$2,715,736

Total Investments in Affiliated Funds
(Cost: $1,145,126,619)		$1,219,794,575
Other Assets and Liabilities		(583,152)

Net Assets		$1,219,211,423

Notes to Investments in Affiliated Funds

(a)	Non-income producing.

(b)	The rate shown is the seven-day current annualized yield at July 31, 2011.

The accompanying Notes to Financial Statements are an integral part of this statement.

34  COLUMBIA PORTFOLIO BUILDER SERIES — 2011 SEMIANNUAL REPORT

Investments in Affiliated Funds (continued)
Columbia Portfolio Builder Moderate Aggressive Fund

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (to include NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund’s investments as of July 31, 2011:

Fair Value at July 31, 2011
	Level 1	Level 2
	quoted prices	other	Level 3
	in active	significant	significant
	markets for	observable	unobservable
Description	identical assets(a)	inputs	inputs	Total
Investments in Affiliated Funds	$1,219,794,575	$—	$—	$1,219,794,575

(a)	There were no significant transfers between Levels 1 and 2 during the period.

How to find information about the Fund’s quarterly portfolio holdings

(i)	The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q;

(ii)	The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov;

(iii)	The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 800.SEC.0330); and

(iv)	The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can be obtained without charge, upon request, by calling 800.345.6611.

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA PORTFOLIO BUILDER SERIES — 2011 SEMIANNUAL REPORT  35

Investments in Affiliated Funds
Columbia Portfolio Builder Aggressive Fund
July 31, 2011 (Unaudited)
(Percentages represent value of investments compared to net assets)

	Shares	Value

Equity Funds 77.2%

Dividend Income 7.4%
Columbia Dividend Income Fund	1,748,103	$23,372,145
Columbia Dividend Opportunity Fund	2,548,406	20,514,665

Total		43,886,810

International 18.8%
Columbia Asia Pacific ex-Japan Fund	342,001	3,036,967
Columbia Emerging Markets Fund	684,814	7,430,229
Columbia European Equity Fund	1,787,277	11,134,738
Columbia Multi-Advisor International Equity Fund	4,618,372	57,498,733
RiverSource Partners International Select Growth Fund	4,353,092	31,821,099

Total		110,921,766

Real Estate 3.0%
Columbia Real Estate Equity Fund	1,321,187	17,822,810

U.S. Large Cap 34.9%
Columbia Contrarian Core Fund	2,369,743	35,143,283
Columbia Diversified Equity Income Fund	2,162,711	21,886,638
Columbia Large Cap Core Fund	1,409,221	19,024,479
Columbia Large Cap Growth Fund	1,877,895	46,853,490
Columbia Large Core Quantitative Fund	4,312,738	25,100,137
Columbia Large Growth Quantitative Fund	3,739,597	35,077,422
Columbia Select Large Cap Growth Fund(a)	848,943	11,732,386
Columbia Select Large-Cap Value Fund	756,757	11,714,598

Total		206,532,433

U.S. Mid Cap 9.2%
Columbia Mid Cap Growth Fund(a)	677,404	19,529,563
Columbia Mid Cap Value Fund	848,584	11,701,971
Columbia Mid Cap Value Opportunity Fund	2,872,118	23,264,158

Total		54,495,692

U.S. Small Cap 3.9%
Columbia Multi-Advisor Small Cap Value Fund(a)	1,449,043	8,679,769
Columbia Select Smaller-Cap Value Fund(a)	254,387	4,283,866
Columbia Small Cap Growth Fund I(a)	297,335	10,043,975

Total		23,007,610

Total Equity Funds
(Cost: $427,439,403)		$456,667,121

Fixed-Income Funds 15.2%

Floating Rate 0.5%
Columbia Floating Rate Fund	332,059	$2,975,249

Global Bond 1.3%
Columbia Global Bond Fund	1,005,406	7,550,603

High Yield 1.5%
Columbia Income Opportunities Fund	920,513	8,993,414

Inflation Protected Securities 1.3%
Columbia Inflation Protected Securities Fund	684,662	7,551,821

Investment Grade 10.6%
Columbia Diversified Bond Fund	9,945,881	50,823,451
Columbia Limited Duration Credit Fund	294,647	2,978,883
Columbia U.S. Government Mortgage Fund	542,225	2,982,236
Columbia U.S. Treasury Index Fund	524,429	5,968,000

Total		62,752,570

Total Fixed-Income Funds
(Cost: $82,262,045)		$89,823,657

Alternative Investments 7.4%

Columbia Absolute Return Currency and Income Fund(a)	1,608,042	$16,192,986
Columbia Absolute Return Enhanced Multi-Strategy Fund(a)	1,651,111	16,296,463
Columbia Convertible Securities Fund	774,258	11,675,808

Total Alternative Investments
(Cost: $44,383,239)		$44,165,257

Cash Equivalents 0.3%

Money Market 0.3%
Columbia Money Market Fund, 0.011%(b)	1,492,994	$1,492,994

Total Cash Equivalents
(Cost: $1,492,994)		$1,492,994

Total Investments in Affiliated Funds
(Cost: $555,577,681)		$592,149,029
Other Assets and Liabilities		(333,635)

Net Assets		$591,815,394

Notes to Investments in Affiliated Funds

(a)	Non-income producing.

(b)	The rate shown is the seven-day current annualized yield at July 31, 2011.

The accompanying Notes to Financial Statements are an integral part of this statement.

36  COLUMBIA PORTFOLIO BUILDER SERIES — 2011 SEMIANNUAL REPORT

Investments in Affiliated Funds (continued)
Columbia Portfolio Builder Aggressive Fund

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (to include NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund’s investments as of July 31, 2011:

Fair Value at July 31, 2011
	Level 1	Level 2
	quoted prices	other	Level 3
	in active	significant	significant
	markets for	observable	unobservable
Description	identical assets(a)	inputs	inputs	Total
Investments in Affiliated Funds	$592,149,029	$—	$—	$592,149,029

(a)	There were no significant transfers between Levels 1 and 2 during the period.

How to find information about the Fund’s quarterly portfolio holdings

(i)	The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q;

(ii)	The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov;

(iii)	The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 800.SEC.0330); and

(iv)	The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can be obtained without charge, upon request, by calling 800.345.6611.

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA PORTFOLIO BUILDER SERIES — 2011 SEMIANNUAL REPORT  37

Statements of Assets and Liabilities

	Columbia	Columbia	Columbia
	Portfolio Builder	Portfolio Builder	Portfolio Builder
	Conservative	Moderate Conservative	Moderate
	Fund	Fund	Fund
July 31, 2011 (Unaudited)
Assets
Investments in affiliated funds, at value (identified cost $271,067,798, $469,143,859, and $1,336,403,962)	$290,057,635	$506,383,834	$1,454,271,684
Receivable for:
Capital shares sold	1,873,817	1,321,658	1,763,864
Affiliated investments sold	7,229,135	12,620,433	1,472,105
Dividends from affiliated funds	429,467	777,877	1,773,026

Total assets	299,590,054	521,103,802	1,459,280,679

Liabilities
Payable for:
Affiliated investments purchased	8,967,378	13,944,848	1,773,026
Capital shares purchased	620,421	725,153	3,466,712
Distribution fees	3,095	5,164	14,590
Transfer agent fees	12,537	21,522	69,140
Administration fees	157	277	798
Plan administration fees	1	1	6
Other expenses	63,238	71,870	108,953

Total liabilities	9,666,827	14,768,835	5,433,225

Net assets applicable to outstanding capital stock	$289,923,227	$506,334,967	$1,453,847,454

Represented by
Paid-in capital	$270,016,526	$480,641,829	$1,385,011,079
Undistributed net investment income	499,077	945,347	2,001,626
Accumulated net realized gain (loss)	417,787	(12,492,184)	(51,032,973)
Unrealized appreciation (depreciation) on:
Affiliated investments	18,989,837	37,239,975	117,867,722

Total — representing net assets applicable to outstanding capital stock	$289,923,227	$506,334,967	$1,453,847,454

Net assets applicable to outstanding shares	Class A	$233,771,770	$422,918,755	$1,228,068,131
	Class B	$24,519,446	$42,138,950	$123,213,183
	Class C	$31,512,533	$40,968,169	$101,246,223
	Class R	$2,602	$2,657	$2,705
	Class R4	$79,561	$126,838	$819,185
	Class Z	$37,315	$179,598	$498,027
Shares outstanding	Class A	21,931,403	39,148,282	112,509,079
	Class B	2,307,459	3,912,605	11,340,673
	Class C	2,968,932	3,808,128	9,328,299
	Class R	244	246	248
	Class R4	7,521	11,800	75,115
	Class Z	3,500	16,618	45,646
Net asset value per share	Class A(a)	$10.66	$10.80	$10.92
	Class B	$10.63	$10.77	$10.86
	Class C	$10.61	$10.76	$10.85
	Class R	$10.66	$10.80	$10.91
	Class R4	$10.58	$10.75	$10.91
	Class Z	$10.66	$10.81	$10.91

(a)	The maximum offering price per share for Class A for Columbia Portfolio Builder Conservative Fund, Columbia Portfolio Builder Moderate Conservative Fund, and Columbia Portfolio Builder Moderate Fund is $11.19, $11.34, and $11.59, respectively. The offering price is calculated by dividing the net asset value by 1.0 minus the maximum sales charge of 4.75%, 4.75%, and 5.75%, respectively.

The accompanying Notes to Financial Statements are an integral part of this statement.

38  COLUMBIA PORTFOLIO BUILDER SERIES — 2011 SEMIANNUAL REPORT

		Columbia	Columbia
		Portfolio Builder	Portfolio Builder
		Moderate Aggressive	Aggressive
		Fund	Fund
July 31, 2011 (Unaudited)
Assets
Investments in affiliated funds, at value
(identified cost $1,145,126,619 and $555,577,681)		$1,219,794,575	$592,149,029
Receivable for:
Capital shares sold		726,085	226,858
Affiliated investments sold		1,997,702	1,083,313
Dividends from affiliated funds		991,960	252,450

Total assets		1,223,510,322	593,711,650

Liabilities
Payable for:
Affiliated investments purchased		991,960	252,450
Capital shares purchased		3,125,703	1,523,986
Distribution fees		12,199	5,897
Transfer agent fees		72,625	37,846
Administration fees		671	326
Plan administration fees		7	3
Other expenses		95,734	75,748

Total liabilities		4,298,899	1,896,256

Net assets applicable to outstanding capital stock		$1,219,211,423	$591,815,394

Represented by
Paid-in capital		$1,232,505,707	$609,893,038
Undistributed net investment income		959,124	4,456,054
Accumulated net realized gain (loss)		(88,921,364)	(59,105,046)
Unrealized appreciation (depreciation) on:
Affiliated investments		74,667,956	36,571,348

Total — representing net assets applicable to outstanding capital stock		$1,219,211,423	$591,815,394

Net assets applicable to outstanding shares
	Class A	$1,032,874,752	$502,967,478
	Class B	$113,126,580	$54,438,759
	Class C	$72,082,438	$33,781,175
	Class R	$2,749	$2,781
	Class R4	$1,063,762	$507,132
	Class Z	$61,142	$118,069
Shares outstanding
	Class A	96,518,900	47,752,463
	Class B	10,618,855	5,209,990
	Class C	6,782,411	3,264,009
	Class R	257	265
	Class R4	99,286	48,028
	Class Z	5,714	11,221
Net asset value per share
	Class A(a)	$10.70	$10.53
	Class B	$10.65	$10.45
	Class C	$10.63	$10.35
	Class R	$10.70	$10.49
	Class R4	$10.71	$10.56
	Class Z	$10.70	$10.52

(a)	The maximum offering price per share for Class A for Columbia Portfolio Builder Moderate Aggressive Fund and Columbia Portfolio Builder Aggressive Fund is $11.35 and $11.17, respectively. The offering price is calculated by dividing the net asset value by 1.0 minus the maximum sales charge of 5.75%.

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA PORTFOLIO BUILDER SERIES — 2011 SEMIANNUAL REPORT  39

Statements of Operations

	Columbia	Columbia	Columbia
	Portfolio Builder	Portfolio Builder	Portfolio Builder
	Conservative	Moderate Conservative	Moderate
	Fund	Fund	Fund
Six months ended July 31, 2011 (Unaudited)
Net investment income
Income:
Dividend distributions from underlying affiliated funds	$3,533,215	$6,416,274	$15,564,204

Expenses:
Distribution fees
Class A	270,741	501,329	1,478,964
Class B	145,086	249,871	742,394
Class C	142,071	190,722	479,291
Class R	7	7	7
Transfer agent fees
Class A	128,150	233,753	782,725
Class B	17,359	29,340	99,243
Class C	16,489	21,766	62,628
Class R	1	1	2
Class R4	23	33	98
Class Z	24	53	151
Administration fees	27,415	48,940	142,855
Plan administration fees
Class R4	99	146	976
Compensation of board members	1,246	1,480	2,513
Custodian fees	11,320	16,110	16,110
Printing and postage fees	12,975	21,810	88,579
Registration fees	42,111	39,166	54,894
Professional fees	10,740	10,740	10,740
Other	1,580	1,196	—

Total expenses	827,437	1,366,463	3,962,170

Net investment income	2,705,778	5,049,811	11,602,034

Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Sales of underlying affiliated funds	11,714,302	20,643,432	47,657,412
Capital gain distributions from underlying affiliated funds	64,201	131,988	441,271

Net realized gain	11,778,503	20,775,420	48,098,683
Net change in unrealized appreciation (depreciation) on:
Investments — affiliated issuers	(6,348,470)	(10,193,791)	(18,503,574)

Net change in unrealized depreciation	(6,348,470)	(10,193,791)	(18,503,574)

Net realized and unrealized gain	5,430,033	10,581,629	29,595,109

Net increase in net assets resulting from operations	$8,135,811	$15,631,440	$41,197,143

The accompanying Notes to Financial Statements are an integral part of this statement.

40  COLUMBIA PORTFOLIO BUILDER SERIES — 2011 SEMIANNUAL REPORT

	Columbia	Columbia
	Portfolio Builder	Portfolio Builder
	Moderate Aggressive	Aggressive
	Fund	Fund
Six months ended July 31, 2011 (Unaudited)
Net investment income
Income:
Dividend distributions from underlying affiliated funds	$10,178,466	$3,514,188

Expenses:
Distribution fees
Class A	1,268,824	618,897
Class B	670,686	325,503
Class C	340,038	165,425
Class R	7	7
Transfer agent fees
Class A	805,351	417,472
Class B	107,016	55,252
Class C	53,033	27,771
Class R	2	2
Class R4	67	36
Class Z	13	84
Administration fees	121,824	59,389
Plan administration fees
Class R4	1,264	598
Compensation of board members	2,278	1,594
Custodian fees	16,110	14,230
Printing and postage fees	69,668	41,900
Registration fees	51,853	43,692
Professional fees	11,635	9,845
Other	—	1,577

Total expenses	3,519,669	1,783,274

Net investment income	6,658,797	1,730,914

Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Sales of underlying affiliated funds	36,252,007	15,867,508
Capital gain distributions from underlying affiliated funds	500,505	233,977

Net realized gain	36,752,512	16,101,485
Net change in unrealized appreciation (depreciation) on:
Investments — affiliated issuers	(12,368,216)	(3,919,808)

Net change in unrealized depreciation	(12,368,216)	(3,919,808)

Net realized and unrealized gain	24,384,296	12,181,677

Net increase in net assets resulting from operations	$31,043,093	$13,912,591

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA PORTFOLIO BUILDER SERIES — 2011 SEMIANNUAL REPORT  41

Statements of Changes in Net Assets

	Columbia Portfolio Builder Conservative Fund		Columbia Portfolio Builder Moderate Conservative Fund
	Six months ended	Year ended	Six months ended	Year ended
	July 31, 2011	January 31, 2011(a)	July 31, 2011	January 31, 2011(a)
	(Unaudited)		(Unaudited)
Operations
Net investment income	$2,705,778	$5,690,120	$5,049,811	$11,118,147
Net realized gain (loss)	11,778,503	(152,632)	20,775,420	(239,973)
Net change in unrealized appreciation (depreciation)	(6,348,470)	18,124,333	(10,193,791)	45,822,770

Net increase in net assets resulting from operations	8,135,811	23,661,821	15,631,440	56,700,944

Distributions to shareholders from:
Net investment income
Class A	(1,944,216)	(5,081,914)	(4,492,113)	(11,077,967)
Class B	(144,756)	(546,316)	(367,967)	(1,183,136)
Class C	(157,410)	(407,624)	(295,225)	(711,429)
Class R	(20)	(27)	(27)	(32)
Class R4	(720)	(1,963)	(1,346)	(3,062)
Class Z	(518)	(124)	(1,011)	(36)

Total distributions to shareholders	(2,247,640)	(6,037,968)	(5,157,689)	(12,975,662)

Increase (decrease) in net assets from share transactions	9,973,365	10,687,389	8,103,061	21,963,246

Total increase in net assets	15,861,536	28,311,242	18,576,812	65,688,528
Net assets at beginning of period	274,061,691	245,750,449	487,758,155	422,069,627

Net assets at end of period	$289,923,227	$274,061,691	$506,334,967	$487,758,155

Undistributed net investment income	$499,077	$40,939	$945,347	$1,053,225

	Columbia Portfolio Builder Moderate Fund		Columbia Portfolio Builder Moderate Aggressive Fund
	Six months ended	Year ended	Six months ended	Year ended
	July 31, 2011	January 31, 2011(a)	July 31, 2011	January 31, 2011(a)
	(Unaudited)		(Unaudited)
Operations
Net investment income	$11,602,034	$27,949,926	$6,658,797	$19,450,002

Net realized gain (loss)	48,098,683	(5,748,198)	36,752,512	(13,283,882)
Net change in unrealized appreciation (depreciation)	(18,503,574)	169,982,723	(12,368,216)	183,290,033

Net increase in net assets resulting from operations	41,197,143	192,184,451	31,043,093	189,456,153

Distributions to shareholders from:
Net investment income
Class A	(12,528,485)	(28,106,882)	(6,867,053)	(20,226,744)
Class B	(1,007,904)	(2,968,708)	(392,575)	(1,898,609)
Class C	(673,910)	(1,504,141)	(221,358)	(827,852)
Class R	(25)	(27)	(15)	(31)
Class R4	(8,692)	(14,642)	(7,584)	(21,123)
Class Z	(3,493)	(85)	(114)	(58)

Total distributions to shareholders	(14,222,509)	(32,594,485)	(7,488,699)	(22,974,417)

Increase (decrease) in net assets from share transactions	18,034,319	88,449,660	(12,785,017)	3,669,422

Total increase in net assets	45,008,953	248,039,626	10,769,377	170,151,158
Net assets at beginning of period	1,408,838,501	1,160,798,875	1,208,442,046	1,038,290,888

Net assets at end of period	$1,453,847,454	$1,408,838,501	$1,219,211,423	$1,208,442,046

Undistributed net investment income	$2,001,626	$4,622,101	$959,124	$1,789,026

(a)	For the period from September 27, 2010 (commencement of operations) to January 31, 2011.

The accompanying Notes to Financial Statements are an integral part of this statement.

42  COLUMBIA PORTFOLIO BUILDER SERIES — 2011 SEMIANNUAL REPORT

	Columbia Portfolio Builder Aggressive Fund
	Six months ended	Year ended
	July 31, 2011	January 31, 2011(a)
	(Unaudited)
Operations
Net investment income	$1,730,914	$7,193,861
Net realized gain (loss)	16,101,485	(8,627,585)
Net change in unrealized appreciation (depreciation)	(3,919,808)	105,330,944

Net increase in net assets resulting from operations	13,912,591	103,897,220

Distributions to shareholders from:
Net investment income
Class A	—	(7,767,032)
Class B	—	(530,232)
Class C	—	(295,089)
Class R	—	(50)
Class R4	—	(7,946)
Class Z	—	(54)

Total distributions to shareholders	—	(8,600,403)

Increase (decrease) in net assets from share transactions	(9,899,124)	(16,275,842)

Total increase in net assets	4,013,467	79,020,975
Net assets at beginning of period	587,801,927	508,780,952

Net assets at end of period	$591,815,394	$587,801,927

Undistributed net investment income	$4,456,054	$2,725,140

(a)	For the period from September 27, 2010 (commencement of operations) to January 31, 2011.

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA PORTFOLIO BUILDER SERIES — 2011 SEMIANNUAL REPORT  43

Statements of Changes in Net Assets (continued)

	Columbia Portfolio Builder Conservative Fund				Columbia Portfolio Builder Moderate Conservative Fund
			Year ended				Year ended
			January 31, 2011(a)				January 31, 2011(a)

	Six months ended				Six months ended
	July 31, 2011				July 31, 2011
	(Unaudited)				(Unaudited)
	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A shares
Subscriptions	3,423,302	36,298,185	6,108,339	61,567,317	4,692,208	50,633,903	9,480,456	95,000,850
Conversions from Class B	495,240	5,274,310	753,380	7,563,931	807,966	8,734,073	1,067,198	10,575,928
Distributions reinvested	173,998	1,833,108	474,048	4,817,032	401,632	4,279,060	1,044,042	10,602,020
Redemptions	(2,968,261)	(31,433,965)	(5,813,137)	(58,974,402)	(4,583,816)	(49,375,091)	(8,682,630)	(87,424,035)

Net increase	1,124,279	11,971,638	1,522,630	14,973,878	1,317,990	14,271,945	2,909,066	28,754,763

Class B shares
Subscriptions	211,186	2,233,720	713,855	7,119,103	289,203	3,120,028	1,147,777	11,414,869
Distributions reinvested	12,913	135,805	50,558	512,895	32,350	343,998	110,081	1,115,206
Conversions to Class A	(496,639)	(5,274,310)	(755,639)	(7,563,931)	(810,215)	(8,734,073)	(1,070,438)	(10,575,928)
Redemptions	(361,952)	(3,818,322)	(1,073,994)	(10,794,966)	(534,762)	(5,736,861)	(1,525,920)	(15,259,029)

Net decrease	(634,492)	(6,723,107)	(1,065,220)	(10,726,899)	(1,023,424)	(11,006,908)	(1,338,500)	(13,304,882)

Class C shares
Subscriptions	730,612	7,702,906	1,166,300	11,767,547	813,577	8,730,033	1,279,934	12,832,945
Distributions reinvested	13,017	136,759	35,047	356,202	24,930	264,842	63,243	642,370
Redemptions	(296,671)	(3,128,178)	(566,246)	(5,713,108)	(403,526)	(4,328,676)	(705,820)	(7,054,134)

Net increase	446,958	4,711,487	635,101	6,410,641	434,981	4,666,199	637,357	6,421,181

Class R shares
Subscriptions	—	—	244	2,500	—	—	246	2,500

Net increase	—	—	244	2,500	—	—	246	2,500

Class R4 shares
Subscriptions	5	50	939	9,253	1,280	13,914	15,966	156,536
Distributions reinvested	60	626	170	1,712	115	1,225	271	2,752
Redemptions	(382)	(4,034)	(314)	(3,243)	(117)	(1,258)	(8,732)	(90,637)

Net increase (decrease)	(317)	(3,358)	795	7,722	1,278	13,881	7,505	68,651

Class Z shares
Subscriptions	3,808	40,114	1,875	19,453	14,541	157,231	2,010	21,033
Distributions reinvested	47	491	9	94	74	788	—	—
Redemptions	(2,239)	(23,900)	—	—	(7)	(75)	—	—

Net increase	1,616	16,705	1,884	19,547	14,608	157,944	2,010	21,033

Total net increase	938,044	9,973,365	1,095,434	10,687,389	745,433	8,103,061	2,217,684	21,963,246

(a)	Class R and Class Z shares are for the period from September 27, 2010 (commencement of operations) to January 31, 2011.

The accompanying Notes to Financial Statements are an integral part of this statement.

44  COLUMBIA PORTFOLIO BUILDER SERIES — 2011 SEMIANNUAL REPORT

	Columbia Portfolio Builder Moderate Fund				Columbia Portfolio Builder Moderate Aggressive Fund
			Year ended				Year ended
			January 31, 2011(a)				January 31, 2011(a)

	Six months ended				Six months ended
	July 31, 2011				July 31, 2011
	(Unaudited)				(Unaudited)
	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A shares
Subscriptions	11,141,437	121,850,817	26,619,796	266,371,211	7,793,084	83,839,326	18,185,958	176,558,870
Conversions from Class B	2,357,421	25,837,320	2,873,055	28,128,223	1,943,439	20,950,001	2,302,245	21,599,718
Distributions reinvested	1,118,071	12,068,779	2,674,712	27,180,929	627,971	6,649,833	1,974,121	19,669,394
Redemptions	(10,843,600)	(118,621,886)	(22,454,735)	(224,855,114)	(9,795,311)	(105,373,764)	(20,503,115)	(197,397,014)

Net increase	3,773,329	41,135,030	9,712,828	96,825,249	569,183	6,065,396	1,959,209	20,430,968

Class B shares
Subscriptions	737,090	8,021,934	3,219,766	31,706,858	474,985	5,081,684	2,290,599	21,804,248
Distributions reinvested	90,100	968,860	282,969	2,869,522	35,932	378,824	183,038	1,839,755
Conversions to Class A	(2,368,225)	(25,837,320)	(2,887,803)	(28,128,223)	(1,952,496)	(20,950,001)	(2,314,573)	(21,599,718)
Redemptions	(1,503,090)	(16,353,105)	(3,585,363)	(35,532,849)	(1,044,979)	(11,177,042)	(3,057,283)	(29,166,873)

Net decrease	(3,044,125)	(33,199,631)	(2,970,431)	(29,084,692)	(2,486,558)	(26,666,535)	(2,898,219)	(27,122,588)

Class C shares
Subscriptions	1,641,005	17,844,197	3,339,019	33,393,732	1,248,133	13,329,540	1,991,199	19,278,458
Distributions reinvested	57,394	616,487	136,318	1,386,795	19,329	203,249	75,737	761,401
Redemptions	(819,263)	(8,901,217)	(1,457,386)	(14,539,014)	(545,704)	(5,827,226)	(1,010,481)	(9,693,811)

Net increase	879,136	9,559,467	2,017,951	20,241,513	721,758	7,705,563	1,056,455	10,346,048

Class R shares
Subscriptions	—	—	248	2,500	—	—	257	2,500

Net increase	—	—	248	2,500	—	—	257	2,500

Class R4 shares
Subscriptions	8,392	92,943	47,475	456,903	5,930	64,684	11,288	106,032
Distributions reinvested	795	8,572	1,402	14,362	708	7,505	2,099	20,896
Redemptions	(5,054)	(55,878)	(1,276)	(13,251)	(1,732)	(18,553)	(12,156)	(118,681)

Net increase	4,133	45,637	47,601	458,014	4,906	53,636	1,231	8,247

Class Z shares
Subscriptions	44,744	491,441	678	7,043	6,572	71,084	433	4,224
Distributions reinvested	321	3,460	5	53	1	7	2	23
Redemptions	(100)	(1,085)	(2)	(20)	(1,294)	(14,168)	—	—

Net increase	44,965	493,816	681	7,076	5,279	56,923	435	4,247

Total net increase (decrease)	1,657,438	18,034,319	8,808,878	88,449,660	(1,185,432)	(12,785,017)	119,368	3,669,422

(a)	Class R and Class Z shares are for the period from September 27, 2010 (commencement of operations) to January 31, 2011.

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA PORTFOLIO BUILDER SERIES — 2011 SEMIANNUAL REPORT  45

Statements of Changes in Net Assets (continued)

	Columbia Portfolio Builder Aggressive Fund
	Six months ended		Year ended
	July 31, 2011		January 31, 2011(a)
	(Unaudited)
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A shares
Subscriptions	3,437,693	36,394,448	8,138,144	76,442,724
Conversions from Class B	984,886	10,478,434	1,139,205	10,253,942
Distributions reinvested	—	—	744,246	7,524,318
Redemptions	(4,242,546)	(44,940,701)	(10,261,719)	(95,606,635)

Net increase (decrease)	180,033	1,932,181	(240,124)	(1,385,651)

Class B shares
Subscriptions	246,834	2,600,439	907,927	8,302,236
Distributions reinvested	—	—	50,916	512,729
Conversions to Class A	(992,338)	(10,478,434)	(1,149,395)	(10,253,942)
Redemptions	(520,988)	(5,478,615)	(1,454,563)	(13,366,516)

Net decrease	(1,266,492)	(13,356,610)	(1,645,115)	(14,805,493)

Class C shares
Subscriptions	478,163	4,984,887	815,783	7,580,256
Distributions reinvested	—	—	26,974	269,205
Redemptions	(346,652)	(3,611,756)	(867,702)	(7,933,554)

Net increase (decrease)	131,511	1,373,131	(24,945)	(84,093)

Class R shares
Subscriptions	—	—	265	2,500

Net increase	—	—	265	2,500

Class R4 shares
Subscriptions	3,611	38,820	7,426	65,727
Distributions reinvested	—	—	768	7,768
Redemptions	(303)	(3,197)	(8,792)	(79,100)

Net increase (decrease)	3,308	35,623	(598)	(5,605)

Class Z shares
Subscriptions	15,121	160,231	265	2,500
Distributions reinvested	—	—	—	—
Redemptions	(4,165)	(43,680)	—	—

Net increase	10,956	116,551	265	2,500

Total net decrease	(940,684)	(9,899,124)	(1,910,252)	(16,275,842)

(a)	Class R and Class Z shares are for the period from September 27, 2010 (commencement of operations) to January 31, 2011.

The accompanying Notes to Financial Statements are an integral part of this statement.

46  COLUMBIA PORTFOLIO BUILDER SERIES — 2011 SEMIANNUAL REPORT

Financial Highlights

The following tables are intended to help you understand each Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. For periods ended 2008 and after, per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total returns assume reinvestment of all dividends and distributions. Total returns do not reflect payment of sales charges, if any, and are not annualized for periods for less than one year.

Columbia Portfolio Builder Conservative Fund

	Six months
	ended July 31,		Year ended Jan. 31,
	2011		2011	2010	2009	2008	2007
	(Unaudited)
Class A
Per share data
Net asset value, beginning of period	$10.44		$9.77	$8.51	$10.15	$10.43	$10.36

Income from investment operations:
Net investment income	0.11		0.24	0.25	0.32	0.36	0.34
Net realized and unrealized gain (loss) on investments	0.20		0.68	1.25	(1.63)	0.17	0.24

Total from investment operations	0.31		0.92	1.50	(1.31)	0.53	0.58

Less distributions to shareholders from:
Net investment income	(0.09)		(0.25)	(0.24)	(0.31)	(0.42)	(0.38)
Net realized gains	—		—	—	(0.02)	(0.39)	(0.13)

Total distributions to shareholders	(0.09)		(0.25)	(0.24)	(0.33)	(0.81)	(0.51)

Net asset value, end of period	$10.66		$10.44	$9.77	$8.51	$10.15	$10.43

Total return	3.01%		9.47%	17.78%	(13.09% )	5.14%	5.76%

Ratios to average net assets(a)
Expenses prior to fees waived or expenses reimbursed	0.45%	(b)	0.48%	0.47%	0.47%	0.45%	0.49%

Net expenses after fees waived or expenses reimbursed(c)	0.45%	(b)	0.48%	0.47%	0.47%	0.45%	0.49%

Net investment income	2.13%	(b)	2.32%	2.71%	3.44%	3.42%	3.32%

Supplemental data
Net assets, end of period (in thousands)	$233,772		$217,147	$188,324	$145,919	$111,051	$82,674

Portfolio turnover	30%		16%	26%	27%	29%	54%

See accompanying Notes to Financial Highlights.

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA PORTFOLIO BUILDER SERIES — 2011 SEMIANNUAL REPORT  47

Financial Highlights (continued)

Columbia Portfolio Builder Conservative Fund (continued)

	Six months
	ended July 31,		Year ended Jan. 31,
	2011		2011	2010	2009	2008	2007
	(Unaudited)
Class B
Per share data
Net asset value, beginning of period	$10.40		$9.73	$8.48	$10.11	$10.40	$10.33

Income from investment operations:
Net investment income	0.07		0.15	0.17	0.25	0.28	0.26
Net realized and unrealized gain (loss) on investments	0.21		0.69	1.25	(1.62)	0.16	0.25

Total from investment operations	0.28		0.84	1.42	(1.37)	0.44	0.51

Less distributions to shareholders from:
Net investment income	(0.05)		(0.17)	(0.17)	(0.24)	(0.34)	(0.31)
Net realized gains	—		—	—	(0.02)	(0.39)	(0.13)

Total distributions to shareholders	(0.05)		(0.17)	(0.17)	(0.26)	(0.73)	(0.44)

Net asset value, end of period	$10.63		$10.40	$9.73	$8.48	$10.11	$10.40

Total return	2.72%		8.64%	16.82%	(13.69% )	4.27%	4.99%

Ratios to average net assets(a)
Expenses prior to fees waived or expenses reimbursed	1.20%	(b)	1.23%	1.23%	1.22%	1.20%	1.25%

Net expenses after fees waived or expenses reimbursed(c)	1.20%	(b)	1.23%	1.23%	1.22%	1.20%	1.25%

Net investment income	1.37%	(b)	1.47%	1.89%	2.60%	2.63%	2.54%

Supplemental data
Net assets, end of period (in thousands)	$24,519		$30,599	$38,996	$41,590	$40,525	$35,958

Portfolio turnover	30%		16%	26%	27%	29%	54%

See accompanying Notes to Financial Highlights.

The accompanying Notes to Financial Statements are an integral part of this statement.

48  COLUMBIA PORTFOLIO BUILDER SERIES — 2011 SEMIANNUAL REPORT

Columbia Portfolio Builder Conservative Fund (continued)

	Six months
	ended July 31,		Year ended Jan. 31,
	2011		2011	2010	2009	2008	2007
	(Unaudited)
Class C
Per share data
Net asset value, beginning of period	$10.39		$9.73	$8.48	$10.12	$10.41	$10.34

Income from investment operations:
Net investment income	0.07		0.16	0.18	0.25	0.28	0.26
Net realized and unrealized gain (loss) on investments	0.21		0.67	1.25	(1.63)	0.16	0.24

Total from investment operations	0.28		0.83	1.43	(1.38)	0.44	0.50

Less distributions to shareholders from:
Net investment income	(0.06)		(0.17)	(0.18)	(0.24)	(0.34)	(0.30)
Net realized gains	—		—	—	(0.02)	(0.39)	(0.13)

Total distributions to shareholders	(0.06)		(0.17)	(0.18)	(0.26)	(0.73)	(0.43)

Net asset value, end of period	$10.61		$10.39	$9.73	$8.48	$10.12	$10.41

Total return	2.66%		8.63%	16.92%	(13.75% )	4.29%	4.94%

Ratios to average net assets(a)
Expenses prior to fees waived or expenses reimbursed	1.19%	(b)	1.23%	1.22%	1.22%	1.20%	1.25%

Net expenses after fees waived or expenses reimbursed(c)	1.19%	(b)	1.23%	1.22%	1.22%	1.20%	1.25%

Net investment income	1.40%	(b)	1.60%	1.99%	2.68%	2.67%	2.51%

Supplemental data
Net assets, end of period (in thousands)	$31,513		$26,212	$18,362	$10,602	$7,616	$5,209

Portfolio turnover	30%		16%	26%	27%	29%	54%

See accompanying Notes to Financial Highlights.

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA PORTFOLIO BUILDER SERIES — 2011 SEMIANNUAL REPORT  49

Financial Highlights (continued)

Columbia Portfolio Builder Conservative Fund (continued)

	Six months		Year ended
	ended July 31,		Jan. 31,
	2011		2011(d)
	(Unaudited)
Class R
Per share data
Net asset value, beginning of period	$10.44		$10.24

Income from investment operations:
Net investment income	0.10		0.10
Net realized and unrealized gain on investments	0.20		0.21

Total from investment operations	0.30		0.31

Less distributions to shareholders from:
Net investment income	(0.08)		(0.11)

Net asset value, end of period	$10.66		$10.44

Total return	2.92%		3.03%

Ratios to average net assets(a)
Expenses prior to fees waived or expenses reimbursed	0.72%	(b)	0.68%	(b)

Net expenses after fees waived or expenses reimbursed(c)	0.72%	(b)	0.68%	(b)

Net investment income	1.85%	(b)	2.78%	(b)

Supplemental data
Net assets, end of period (in thousands)	$3		$3

Portfolio turnover	30%		16%

See accompanying Notes to Financial Highlights.

The accompanying Notes to Financial Statements are an integral part of this statement.

50  COLUMBIA PORTFOLIO BUILDER SERIES — 2011 SEMIANNUAL REPORT

Columbia Portfolio Builder Conservative Fund (continued)

	Six months
	ended July 31,		Year ended Jan. 31,
	2011		2011	2010	2009	2008	2007
	(Unaudited)
Class R4
Per share data
Net asset value, beginning of period	$10.35		$9.69	$8.43	$10.05	$10.34	$10.27

Income from investment operations:
Net investment income	0.11		0.24	0.24	0.35	0.39	0.36
Net realized and unrealized gain (loss) on investments	0.21		0.67	1.25	(1.60)	0.16	0.24

Total from investment operations	0.32		0.91	1.49	(1.25)	0.55	0.60

Less distributions to shareholders from:
Net investment income	(0.09)		(0.25)	(0.23)	(0.35)	(0.45)	(0.40)
Net realized gains	—		—	—	(0.02)	(0.39)	(0.13)

Total distributions to shareholders	(0.09)		(0.25)	(0.23)	(0.37)	(0.84)	(0.53)

Net asset value, end of period	$10.58		$10.35	$9.69	$8.43	$10.05	$10.34

Total return	3.14%		9.49%	17.86%	(12.71% )	5.34%	6.00%

Ratios to average net assets(a)
Expenses prior to fees waived or expenses reimbursed	0.39%	(b)	0.44%	0.38%	0.39%	0.38%	0.33%

Net expenses after fees waived or expenses reimbursed(c)	0.39%	(b)	0.44%	0.38%	0.13%	0.19%	0.33%

Net investment income	2.19%	(b)	2.35%	2.69%	3.68%	3.68%	3.47%

Supplemental data
Net assets, end of period (in thousands)	$80		$81	$68	$21	$24	$24

Portfolio turnover	30%		16%	26%	27%	29%	54%

See accompanying Notes to Financial Highlights.

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA PORTFOLIO BUILDER SERIES — 2011 SEMIANNUAL REPORT  51

Financial Highlights (continued)

Columbia Portfolio Builder Conservative Fund (continued)

	Six months		Year ended
	ended July 31,		Jan. 31,
	2011		2011(d)
	(Unaudited)
Class Z
Per share data
Net asset value, beginning of period	$10.44		$10.24

Income from investment operations:
Net investment income	0.13		0.12
Net realized and unrealized gain on investments	0.20		0.20

Total from investment operations	0.33		0.32

Less distributions to shareholders from:
Net investment income	(0.11)		(0.12)

Net asset value, end of period	$10.66		$10.44

Total return	3.18%		3.15%

Ratios to average net assets(a)
Expenses prior to fees waived or expenses reimbursed	0.19%	(b)	0.26%	(b)

Net expenses after fees waived or expenses reimbursed(c)	0.19%	(b)	0.21%	(b)

Net investment income	2.46%	(b)	3.28%	(b)

Supplemental data
Net assets, end of period (in thousands)	$37		$20

Portfolio turnover	30%		16%

Notes to Financial Highlights

(a)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the reported expense ratios.
(b)	Annualized.
(c)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses.
(d)	For the period from September 27, 2010 (commencement of operations) to January 31, 2011.

The accompanying Notes to Financial Statements are an integral part of this statement.

52  COLUMBIA PORTFOLIO BUILDER SERIES — 2011 SEMIANNUAL REPORT

Financial Highlights

Columbia Portfolio Builder Moderate Conservative Fund

	Six months
	ended July 31,		Year ended Jan. 31,
	2011		2011	2010	2009	2008	2007
	(Unaudited)
Class A
Per share data
Net asset value, beginning of period	$10.58		$9.61	$8.02	$10.28	$10.85	$10.68

Income from investment operations:
Net investment income	0.12		0.26	0.24	0.31	0.33	0.33
Net realized and unrealized gain (loss) on investments	0.22		1.01	1.59	(2.27)	0.11	0.47

Total from investment operations	0.34		1.27	1.83	(1.96)	0.44	0.80

Less distributions to shareholders from:
Net investment income	(0.12)		(0.30)	(0.24)	(0.27)	(0.42)	(0.40)
Net realized gains	—		—	—	(0.03)	(0.59)	(0.23)

Total distributions to shareholders	(0.12)		(0.30)	(0.24)	(0.30)	(1.01)	(0.63)

Net asset value, end of period	$10.80		$10.58	$9.61	$8.02	$10.28	$10.85

Total return	3.22%		13.38%	23.06%	(19.31% )	3.99%	7.65%

Ratios to average net assets(a)
Expenses prior to fees waived or expenses reimbursed	0.42%	(b)	0.45%	0.45%	0.44%	0.41%	0.44%

Net expenses after fees waived or expenses reimbursed(c)	0.42%	(b)	0.45%	0.45%	0.44%	0.41%	0.44%

Net investment income	2.20%	(b)	2.58%	2.71%	3.26%	3.03%	2.99%

Supplemental data
Net assets, end of period (in thousands)	$422,919		$400,064	$335,709	$257,155	$259,700	$197,884

Portfolio turnover	27%		15%	30%	29%	31%	24%

See accompanying Notes to Financial Highlights.

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA PORTFOLIO BUILDER SERIES — 2011 SEMIANNUAL REPORT  53

Financial Highlights (continued)

Columbia Portfolio Builder Moderate Conservative Fund (continued)

	Six months
	ended July 31,		Year ended Jan. 31,
	2011		2011	2010	2009	2008	2007
	(Unaudited)
Class B
Per share data
Net asset value, beginning of period	$10.54		$9.58	$8.00	$10.25	$10.82	$10.65

Income from investment operations:
Net investment income	0.08		0.17	0.17	0.23	0.24	0.24
Net realized and unrealized gain (loss) on investments	0.23		1.01	1.58	(2.25)	0.12	0.48

Total from investment operations	0.31		1.18	1.75	(2.02)	0.36	0.72

Less distributions to shareholders from:
Net investment income	(0.08)		(0.22)	(0.17)	(0.20)	(0.34)	(0.32)
Net realized gains	—		—	—	(0.03)	(0.59)	(0.23)

Total distributions to shareholders	(0.08)		(0.22)	(0.17)	(0.23)	(0.93)	(0.55)

Net asset value, end of period	$10.77		$10.54	$9.58	$8.00	$10.25	$10.82

Total return	2.93%		12.43%	22.05%	(19.89% )	3.22%	6.87%

Ratios to average net assets(a)
Expenses prior to fees waived or expenses reimbursed	1.18%	(b)	1.20%	1.21%	1.19%	1.17%	1.19%

Net expenses after fees waived or expenses reimbursed(c)	1.18%	(b)	1.20%	1.21%	1.19%	1.17%	1.19%

Net investment income	1.44%	(b)	1.73%	1.88%	2.42%	2.22%	2.19%

Supplemental data
Net assets, end of period (in thousands)	$42,139		$52,032	$60,124	$60,845	$76,118	$70,978

Portfolio turnover	27%		15%	30%	29%	31%	24%

See accompanying Notes to Financial Highlights.

The accompanying Notes to Financial Statements are an integral part of this statement.

54  COLUMBIA PORTFOLIO BUILDER SERIES — 2011 SEMIANNUAL REPORT

Columbia Portfolio Builder Moderate Conservative Fund (continued)

	Six months
	ended July 31,		Year ended Jan. 31,
	2011		2011	2010	2009	2008	2007
	(Unaudited)
Class C
Per share data
Net asset value, beginning of period	$10.53		$9.58	$8.00	$10.25	$10.82	$10.65

Income from investment operations:
Net investment income	0.08		0.19	0.18	0.23	0.25	0.24
Net realized and unrealized gain (loss) on investments	0.23		0.99	1.58	(2.25)	0.11	0.48

Total from investment operations	0.31		1.18	1.76	(2.02)	0.36	0.72

Less distributions to shareholders from:
Net investment income	(0.08)		(0.23)	(0.18)	(0.20)	(0.34)	(0.32)
Net realized gains	—		—	—	(0.03)	(0.59)	(0.23)

Total distributions to shareholders	(0.08)		(0.23)	(0.18)	(0.23)	(0.93)	(0.55)

Net asset value, end of period	$10.76		$10.53	$9.58	$8.00	$10.25	$10.82

Total return	2.96%		12.41%	22.14%	(19.88% )	3.23%	6.88%

Ratios to average net assets(a)
Expenses prior to fees waived or expenses reimbursed	1.17%	(b)	1.20%	1.20%	1.19%	1.17%	1.19%

Net expenses after fees waived or expenses reimbursed(c)	1.17%	(b)	1.20%	1.20%	1.19%	1.17%	1.19%

Net investment income	1.46%	(b)	1.85%	2.00%	2.48%	2.27%	2.22%

Supplemental data
Net assets, end of period (in thousands)	$40,968		$35,528	$26,208	$15,772	$16,243	$12,992

Portfolio turnover	27%		15%	30%	29%	31%	24%

See accompanying Notes to Financial Highlights.

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA PORTFOLIO BUILDER SERIES — 2011 SEMIANNUAL REPORT  55

Financial Highlights (continued)

Columbia Portfolio Builder Moderate Conservative Fund (continued)

	Six months		Year ended
	ended July 31,		Jan. 31,
	2011		2011(d)
	(Unaudited)
Class R
Per share data
Net asset value, beginning of period	$10.57		$10.16

Income from investment operations:
Net investment income	0.11		0.12
Net realized and unrealized gain on investments	0.23		0.42

Total from investment operations	0.34		0.54

Less distributions to shareholders from:
Net investment income	(0.11)		(0.13)

Total distributions to shareholders	(0.11)		(0.13)

Net asset value, end of period	$10.80		$10.57

Total return	3.23%		5.35%

Ratios to average net assets(a)
Expenses prior to fees waived or expenses reimbursed	0.61%	(b)	0.65%	(b)

Net expenses after fees waived or expenses reimbursed(c)	0.61%	(b)	0.65%	(b)

Net investment income	2.01%	(b)	3.25%	(b)

Supplemental data
Net assets, end of period (in thousands)	$3		$3

Portfolio turnover	27%		15%

See accompanying Notes to Financial Highlights.

The accompanying Notes to Financial Statements are an integral part of this statement.

56  COLUMBIA PORTFOLIO BUILDER SERIES — 2011 SEMIANNUAL REPORT

Columbia Portfolio Builder Moderate Conservative Fund (continued)

	Six months
	ended July 31,		Year ended Jan. 31,
	2011		2011	2010	2009	2008	2007
	(Unaudited)
Class R4
Per share data
Net asset value, beginning of period	$10.52		$9.57	$7.99	$10.24	$10.80	$10.64

Income from investment operations:
Net investment income	0.12		0.30	0.25	0.33	0.37	0.35
Net realized and unrealized gain (loss) on investments	0.23		0.96	1.58	(2.23)	0.10	0.46

Total from investment operations	0.35		1.26	1.83	(1.90)	0.47	0.81

Less distributions to shareholders from:
Net investment income	(0.12)		(0.31)	(0.25)	(0.32)	(0.44)	(0.42)
Net realized gains	—		—	—	(0.03)	(0.59)	(0.23)

Total distributions to shareholders	(0.12)		(0.31)	(0.25)	(0.35)	(1.03)	(0.65)

Net asset value, end of period	$10.75		$10.52	$9.57	$7.99	$10.24	$10.80

Total return	3.36%		13.34%	23.16%	(18.93% )	4.32%	7.74%

Ratios to average net assets(a)
Expenses prior to fees waived or expenses reimbursed	0.36%	(b)	0.38%	0.36%	0.37%	0.36%	0.28%

Net expenses after fees waived or expenses reimbursed(c)	0.36%	(b)	0.38%	0.36%	0.07%	0.16%	0.28%

Net investment income	2.26%	(b)	2.99%	2.79%	3.55%	3.41%	3.13%

Supplemental data
Net assets, end of period (in thousands)	$127		$111	$29	$25	$43	$28

Portfolio turnover	27%		15%	30%	29%	31%	24%

See accompanying Notes to Financial Highlights.

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA PORTFOLIO BUILDER SERIES — 2011 SEMIANNUAL REPORT  57

Financial Highlights (continued)

Columbia Portfolio Builder Moderate Conservative Fund (continued)

	Six months		Year ended
	ended July 31,		Jan. 31,
	2011		2011(d)
	(Unaudited)
Class Z
Per share data
Net asset value, beginning of period	$10.58		$10.16

Income from investment operations:
Net investment income	0.13		0.08
Net realized and unrealized gain on investments	0.24		0.48

Total from investment operations	0.37		0.56

Less distributions to shareholders from:
Net investment income	(0.14)		(0.14)

Total distributions to shareholders	(0.14)		(0.14)

Net asset value, end of period	$10.81		$10.58

Total return	3.48%		5.58%

Ratios to average net assets(a)
Expenses prior to fees waived or expenses reimbursed	0.16%	(b)	0.20%	(b)

Net expenses after fees waived or expenses reimbursed(c)	0.16%	(b)	0.19%	(b)

Net investment income	2.46%	(b)	2.37%	(b)

Supplemental data
Net assets, end of period (in thousands)	$180		$21

Portfolio turnover	27%		15%

Notes to Financial Highlights

(a)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the reported expense ratios.
(b)	Annualized.
(c)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses.
(d)	For the period from September 27, 2010 (commencement of operations) to January 31, 2011.

The accompanying Notes to Financial Statements are an integral part of this statement.

58  COLUMBIA PORTFOLIO BUILDER SERIES — 2011 SEMIANNUAL REPORT

Financial Highlights

Columbia Portfolio Builder Moderate Fund

	Six months
	ended July 31,		Year ended Jan. 31,
	2011		2011	2010	2009	2008	2007
	(Unaudited)
Class A
Per share data
Net asset value, beginning of period	$10.71		$9.46	$7.58	$10.46	$11.36	$11.06

Income from investment operations:
Net investment income	0.09		0.23	0.23	0.30	0.31	0.31
Net realized and unrealized gain (loss) on investments	0.23		1.29	1.90	(2.93)	0.02	0.71

Total from investment operations	0.32		1.52	2.13	(2.63)	0.33	1.02

Less distributions to shareholders from:
Net investment income	(0.11)		(0.27)	(0.25)	(0.23)	(0.44)	(0.41)
Net realized gains	—		—	—	(0.02)	(0.79)	(0.31)

Total distributions to shareholders	(0.11)		(0.27)	(0.25)	(0.25)	(1.23)	(0.72)

Net asset value, end of period	$10.92		$10.71	$9.46	$7.58	$10.46	$11.36

Total return	3.04%		16.23%	28.49%	(25.51% )	2.69%	9.38%

Ratios to average net assets(a)
Expenses prior to fees waived or expenses reimbursed	0.43%	(b)	0.43%	0.45%	0.43%	0.41%	0.43%

Net expenses after fees waived or expenses reimbursed(c)	0.43%	(b)	0.43%	0.45%	0.43%	0.41%	0.43%

Net investment income	1.75%	(b)	2.32%	2.63%	3.19%	2.70%	2.68%

Supplemental data
Net assets, end of period (in thousands)	$1,228,068		$1,164,732	$936,670	$664,054	$746,274	$600,270

Portfolio turnover	27%		9%	26%	34%	27%	24%

See accompanying Notes to Financial Highlights.

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA PORTFOLIO BUILDER SERIES — 2011 SEMIANNUAL REPORT  59

Financial Highlights (continued)

Columbia Portfolio Builder Moderate Fund (continued)

	Six months
	ended July 31,		Year ended Jan. 31,
	2011		2011	2010	2009	2008	2007
	(Unaudited)
Class B
Per share data
Net asset value, beginning of period	$10.66		$9.41	$7.54	$10.41	$11.31	$11.02

Income from investment operations:
Net investment income	0.05		0.15	0.15	0.22	0.22	0.19
Net realized and unrealized gain (loss) on investments	0.22		1.29	1.91	(2.91)	0.02	0.73

Total from investment operations	0.27		1.44	2.06	(2.69)	0.24	0.92

Less distributions to shareholders from:
Net investment income	(0.07)		(0.19)	(0.19)	(0.16)	(0.35)	(0.32)
Net realized gains	—		—	—	(0.02)	(0.79)	(0.31)

Total distributions to shareholders	(0.07)		(0.19)	(0.19)	(0.18)	(1.14)	(0.63)

Net asset value, end of period	$10.86		$10.66	$9.41	$7.54	$10.41	$11.31

Total return	2.56%		15.43%	27.54%	(26.12% )	1.92%	8.52%

Ratios to average net assets(a)
Expenses prior to fees waived or expenses reimbursed	1.18%	(b)	1.19%	1.21%	1.19%	1.17%	1.19%

Net expenses after fees waived or expenses reimbursed(c)	1.18%	(b)	1.19%	1.21%	1.19%	1.17%	1.19%

Net investment income	1.00%	(b)	1.47%	1.79%	2.32%	1.89%	1.87%

Supplemental data
Net assets, end of period (in thousands)	$123,213		$153,336	$163,375	$144,798	$198,087	$188,671

Portfolio turnover	27%		9%	26%	34%	27%	24%

See accompanying Notes to Financial Highlights.

The accompanying Notes to Financial Statements are an integral part of this statement.

60  COLUMBIA PORTFOLIO BUILDER SERIES — 2011 SEMIANNUAL REPORT

Columbia Portfolio Builder Moderate Fund (continued)

	Six months
	ended July 31,		Year ended Jan. 31,
	2011		2011	2010	2009	2008	2007
	(Unaudited)
Class C
Per share data
Net asset value, beginning of period	$10.65		$9.41	$7.55	$10.41	$11.32	$11.03

Income from investment operations:
Net investment income	0.05		0.16	0.17	0.23	0.23	0.20
Net realized and unrealized gain (loss) on investments	0.23		1.28	1.88	(2.91)	0.01	0.73

Total from investment operations	0.28		1.44	2.05	(2.68)	0.24	0.93

Less distributions to shareholders from:
Net investment income	(0.08)		(0.20)	(0.19)	(0.16)	(0.36)	(0.33)
Net realized gains	—		—	—	(0.02)	(0.79)	(0.31)

Total distributions to shareholders	(0.08)		(0.20)	(0.19)	(0.18)	(1.15)	(0.64)

Net asset value, end of period	$10.85		$10.65	$9.41	$7.55	$10.41	$11.32

Total return	2.59%		15.40%	27.45%	(25.99% )	1.85%	8.53%

Ratios to average net assets(a)
Expenses prior to fees waived or expenses reimbursed	1.18%	(b)	1.19%	1.20%	1.19%	1.17%	1.19%

Net expenses after fees waived or expenses reimbursed(c)	1.18%	(b)	1.19%	1.20%	1.19%	1.17%	1.19%

Net investment income	1.01%	(b)	1.62%	1.92%	2.45%	1.97%	1.91%

Supplemental data
Net assets, end of period (in thousands)	$101,246		$90,001	$60,533	$33,449	$35,786	$27,190

Portfolio turnover	27%		9%	26%	34%	27%	24%

See accompanying Notes to Financial Highlights.

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA PORTFOLIO BUILDER SERIES — 2011 SEMIANNUAL REPORT  61

Financial Highlights (continued)

Columbia Portfolio Builder Moderate Fund (continued)

	Six months		Year ended
	ended July 31,		Jan. 31,
	2011		2011(d)
	(Unaudited)
Class R
Per share data
Net asset value, beginning of period	$10.70		$10.10

Income from investment operations:
Net investment income	0.08		0.11
Net realized and unrealized gain on investments	0.23		0.60

Total from investment operations	0.31		0.71

Less distributions to shareholders from:
Net investment income	(0.10)		(0.11)

Total distributions to shareholders	(0.10)		(0.11)

Net asset value, end of period	$10.91		$10.70

Total return	2.91%		7.06%

Ratios to average net assets(a)
Expenses prior to fees waived or expenses reimbursed	0.66%	(b)	0.67%	(b)

Net expenses after fees waived or expenses reimbursed(c)	0.66%	(b)	0.67%	(b)

Net investment income	1.52%	(b)	3.18%	(b)

Supplemental data
Net assets, end of period (in thousands)	$3		$3

Portfolio turnover	27%		9%

See accompanying Notes to Financial Highlights.

The accompanying Notes to Financial Statements are an integral part of this statement.

62  COLUMBIA PORTFOLIO BUILDER SERIES — 2011 SEMIANNUAL REPORT

Columbia Portfolio Builder Moderate Fund (continued)

	Six months
	ended July 31,		Year ended Jan. 31,
	2011		2011	2010	2009	2008	2007
	(Unaudited)
Class R4
Per share data
Net asset value, beginning of period	$10.70		$9.45	$7.57	$10.45	$11.34	$11.04

Income from investment operations:
Net investment income	0.10		0.27	0.26	0.33	0.36	0.33
Net realized and unrealized gain (loss) on investments	0.23		1.26	1.88	(2.92)	0.00 (e)	0.70

Total from investment operations	0.33		1.53	2.14	(2.59)	0.36	1.03

Less distributions to shareholders from:
Net investment income	(0.12)		(0.28)	(0.26)	(0.27)	(0.46)	(0.42)
Net realized gains	—		—	—	(0.02)	(0.79)	(0.31)

Total distributions to shareholders	(0.12)		(0.28)	(0.26)	(0.29)	(1.25)	(0.73)

Net asset value, end of period	$10.91		$10.70	$9.45	$7.57	$10.45	$11.34

Total return	3.10%		16.38%	28.70%	(25.22% )	2.99%	9.58%

Ratios to average net assets(a)
Expenses prior to fees waived or expenses reimbursed	0.32%	(b)	0.33%	0.35%	0.35%	0.35%	0.28%

Net expenses after fees waived or expenses reimbursed(c)	0.32%	(b)	0.33%	0.35%	0.06%	0.14%	0.28%

Net investment income	1.86%	(b)	2.66%	2.96%	3.50%	3.12%	3.02%

Supplemental data
Net assets, end of period (in thousands)	$819		$760	$221	$78	$105	$112

Portfolio turnover	27%		9%	26%	34%	27%	24%

See accompanying Notes to Financial Highlights.

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA PORTFOLIO BUILDER SERIES — 2011 SEMIANNUAL REPORT  63

Financial Highlights (continued)

Columbia Portfolio Builder Moderate Fund (continued)

	Six months		Year ended
	ended July 31,		Jan. 31,
	2011		2011(d)
	(Unaudited)
Class Z
Per share data
Net asset value, beginning of period	$10.71		$10.10

Income from investment operations:
Net investment income	0.11		0.16
Net realized and unrealized gain on investments	0.22		0.58

Total from investment operations	0.33		0.74

Less distributions to shareholders from:
Net investment income	(0.13)		(0.13)

Total distributions to shareholders	(0.13)		(0.13)

Net asset value, end of period	$10.91		$10.71

Total return	3.12%		7.31%

Ratios to average net assets(a)
Expenses prior to fees waived or expenses reimbursed	0.16%	(b)	0.11%	(b)

Net expenses after fees waived or expenses reimbursed(c)	0.16%	(b)	0.11%	(b)

Net investment income	2.11%	(b)	4.32%	(b)

Supplemental data
Net assets, end of period (in thousands)	$498		$7

Portfolio turnover	27%		9%

Notes to Financial Highlights

(a)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the reported expense ratios.
(b)	Annualized.
(c)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses.
(d)	For the period from September 27, 2010 (commencement of operations) to January 31, 2011.
(e)	Rounds to less than $0.01.

The accompanying Notes to Financial Statements are an integral part of this statement.

64  COLUMBIA PORTFOLIO BUILDER SERIES — 2011 SEMIANNUAL REPORT

Financial Highlights

Columbia Portfolio Builder Moderate Aggressive Fund

	Six months
	ended July 31,		Year ended Jan. 31,
	2011		2011	2010	2009	2008	2007
	(Unaudited)
Class A
Per share data
Net asset value, beginning of period	$10.50		$9.03	$7.01	$10.48	$11.73	$11.34

Income from investment operations:
Net investment income	0.06		0.18	0.18	0.23	0.24	0.25
Net realized and unrealized gain (loss) on investments	0.21		1.50	2.02	(3.46)	(0.01)	0.91

Total from investment operations	0.27		1.68	2.20	(3.23)	0.23	1.16

Less distributions to shareholders from:
Net investment income	(0.07)		(0.21)	(0.18)	(0.22)	(0.40)	(0.38)
Net realized gains	—		—	—	(0.02)	(1.08)	(0.39)

Total distributions to shareholders	(0.07)		(0.21)	(0.18)	(0.24)	(1.48)	(0.77)

Net asset value, end of period	$10.70		$10.50	$9.03	$7.01	$10.48	$11.73

Total return	2.60%		18.80%	31.56%	(31.15% )	1.57%	10.40%

Ratios to average net assets(a)
Expenses prior to fees waived or expenses reimbursed	0.45%	(b)	0.47%	0.49%	0.47%	0.43%	0.46%

Net expenses after fees waived or expenses reimbursed(c)	0.45%	(b)	0.47%	0.49%	0.47%	0.43%	0.46%

Net investment income	1.22%	(b)	1.89%	2.16%	2.51%	2.04%	2.01%

Supplemental data
Net assets, end of period (in thousands)	$1,032,875		$1,007,306	$848,711	$644,510	$880,751	$801,243

Portfolio turnover	32%		11%	28%	33%	33%	29%

See accompanying Notes to Financial Highlights.

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA PORTFOLIO BUILDER SERIES — 2011 SEMIANNUAL REPORT  65

Financial Highlights (continued)

Columbia Portfolio Builder Moderate Aggressive Fund (continued)

	Six months
	ended July 31,		Year ended Jan. 31,
	2011		2011	2010	2009	2008	2007
	(Unaudited)
Class B
Per share data
Net asset value, beginning of period	$10.45		$8.99	$6.98	$10.43	$11.68	$11.30

Income from investment operations:
Net investment income	0.02		0.10	0.11	0.16	0.15	0.10
Net realized and unrealized gain (loss) on investments	0.21		1.50	2.02	(3.44)	(0.01)	0.96

Total from investment operations	0.23		1.60	2.13	(3.28)	0.14	1.06

Less distributions to shareholders from:
Net investment income	(0.03)		(0.14)	(0.12)	(0.15)	(0.31)	(0.29)
Net realized gains	—		—	—	(0.02)	(1.08)	(0.39)

Total distributions to shareholders	(0.03)		(0.14)	(0.12)	(0.17)	(1.39)	(0.68)

Net asset value, end of period	$10.65		$10.45	$8.99	$6.98	$10.43	$11.68

Total return	2.21%		17.86%	30.56%	(31.65% )	0.81%	9.54%

Ratios to average net assets(a)
Expenses prior to fees waived or expenses reimbursed	1.20%	(b)	1.22%	1.26%	1.23%	1.19%	1.22%

Net expenses after fees waived or expenses reimbursed(c)	1.20%	(b)	1.22%	1.26%	1.23%	1.19%	1.22%

Net investment income	0.47%	(b)	1.04%	1.31%	1.69%	1.23%	1.21%

Supplemental data
Net assets, end of period (in thousands)	$113,127		$136,938	$143,830	$130,075	$199,150	$202,094

Portfolio turnover	32%		11%	28%	33%	33%	29%

See accompanying Notes to Financial Highlights.

The accompanying Notes to Financial Statements are an integral part of this statement.

66  COLUMBIA PORTFOLIO BUILDER SERIES — 2011 SEMIANNUAL REPORT

Columbia Portfolio Builder Moderate Aggressive Fund (continued)

	Six months
	ended July 31,		Year ended Jan. 31,
	2011		2011	2010	2009	2008	2007
	(Unaudited)
Class C
Per share data
Net asset value, beginning of period	$10.43		$8.97	$6.98	$10.43	$11.68	$11.30

Income from investment operations:
Net investment income	0.03		0.11	0.12	0.16	0.16	0.12
Net realized and unrealized gain (loss) on investments	0.20		1.50	1.99	(3.44)	(0.01)	0.95

Total from investment operations	0.23		1.61	2.11	(3.28)	0.15	1.07

Less distributions to shareholders from:
Net investment income	(0.03)		(0.15)	(0.12)	(0.15)	(0.32)	(0.30)
Net realized gains	—		—	—	(0.02)	(1.08)	(0.39)

Total distributions to shareholders	(0.03)		(0.15)	(0.12)	(0.17)	(1.40)	(0.69)

Net asset value, end of period	$10.63		$10.43	$8.97	$6.98	$10.43	$11.68

Total return	2.25%		17.97%	30.37%	(31.63% )	0.85%	9.57%

Ratios to average net assets(a)
Expenses prior to fees waived or expenses reimbursed	1.20%	(b)	1.22%	1.25%	1.22%	1.19%	1.22%

Net expenses after fees waived or expenses reimbursed(c)	1.20%	(b)	1.22%	1.25%	1.22%	1.19%	1.22%

Net investment income	0.48%	(b)	1.18%	1.48%	1.79%	1.33%	1.27%

Supplemental data
Net assets, end of period (in thousands)	$72,082		$63,199	$44,908	$26,361	$33,117	$25,619

Portfolio turnover	32%		11%	28%	33%	33%	29%

See accompanying Notes to Financial Highlights.

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA PORTFOLIO BUILDER SERIES — 2011 SEMIANNUAL REPORT  67

Financial Highlights (continued)

Columbia Portfolio Builder Moderate Aggressive Fund (continued)

	Six months		Year ended
	ended July 31,		Jan. 31,
	2011		2011(d)
	(Unaudited)
Class R
Per share data
Net asset value, beginning of period	$10.50		$9.74

Income from investment operations:
Net investment income	0.05		0.11
Net realized and unrealized gain on investments	0.19		0.77

Total from investment operations	0.24		0.88

Less distributions to shareholders from:
Net investment income	(0.06)		(0.12)

Total distributions to shareholders	(0.06)		(0.12)

Net asset value, end of period	$10.70		$10.50

Total return	2.47%		9.05%

Ratios to average net assets(a)
Expenses prior to fees waived or expenses reimbursed	0.68%	(b)	0.67%	(b)

Net expenses after fees waived or expenses reimbursed(c)	0.68%	(b)	0.67%	(b)

Net investment income	0.99%	(b)	3.03%	(b)

Supplemental data
Net assets, end of period (in thousands)	$3		$3

Portfolio turnover	32%		11%

See accompanying Notes to Financial Highlights.

The accompanying Notes to Financial Statements are an integral part of this statement.

68  COLUMBIA PORTFOLIO BUILDER SERIES — 2011 SEMIANNUAL REPORT

Columbia Portfolio Builder Moderate Aggressive Fund (continued)

	Six months
	ended July 31,		Year ended Jan. 31,
	2011		2011	2010	2009	2008	2007
	(Unaudited)
Class R4
Per share data
Net asset value, beginning of period	$10.51		$9.04	$7.02	$10.50	$11.75	$11.35

Income from investment operations:
Net investment income	0.07		0.19	0.19	0.27	0.29	0.28
Net realized and unrealized gain (loss) on investments	0.21		1.51	2.02	(3.47)	(0.02)	0.91

Total from investment operations	0.28		1.70	2.21	(3.20)	0.27	1.19

Less distributions to shareholders from:
Net investment income	(0.08)		(0.23)	(0.19)	(0.26)	(0.44)	(0.40)
Net realized gains	—		—	—	(0.02)	(1.08)	(0.39)

Total distributions to shareholders	(0.08)		(0.23)	(0.19)	(0.28)	(1.52)	(0.79)

Net asset value, end of period	$10.71		$10.51	$9.04	$7.02	$10.50	$11.75

Total return	2.67%		18.92%	31.73%	(30.91% )	1.86%	10.69%

Ratios to average net assets(a)
Expenses prior to fees waived or expenses reimbursed	0.31%	(b)	0.34%	0.35%	0.35%	0.34%	0.31%

Net expenses after fees waived or expenses reimbursed(c)	0.31%	(b)	0.34%	0.35%	0.09%	0.16%	0.31%

Net investment income	1.36%	(b)	2.00%	2.30%	2.88%	2.41%	2.14%

Supplemental data
Net assets, end of period (in thousands)	$1,064		$992	$842	$558	$806	$339

Portfolio turnover	32%		11%	28%	33%	33%	29%

See accompanying Notes to Financial Highlights.

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA PORTFOLIO BUILDER SERIES — 2011 SEMIANNUAL REPORT  69

Financial Highlights (continued)

Columbia Portfolio Builder Moderate Aggressive Fund (continued)

	Six months		Year ended
	ended July 31,		Jan. 31,
	2011		2011(d)
	(Unaudited)
Class Z
Per share data
Net asset value, beginning of period	$10.50		$9.74

Income from investment operations:
Net investment income	0.07		0.13
Net realized and unrealized gain on investments	0.22		0.76

Total from investment operations	0.29		0.89

Less distributions to shareholders from:
Net investment income	(0.09)		(0.13)

Total distributions to shareholders	(0.09)		(0.13)

Net asset value, end of period	$10.70		$10.50

Total return	2.76%		9.19%

Ratios to average net assets(a)
Expenses prior to fees waived or expenses reimbursed	0.22%	(b)	0.12%	(b)

Net expenses after fees waived or expenses reimbursed(c)	0.22%	(b)	0.12%	(b)

Net investment income	1.31%	(b)	3.63%	(b)

Supplemental data
Net assets, end of period (in thousands)	$61		$5

Portfolio turnover	32%		11%

Notes to Financial Highlights

(a)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.
(b)	Annualized.
(c)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses.
(d)	For the period from September 27, 2010 (commencement of operations) to January 31, 2011.

The accompanying Notes to Financial Statements are an integral part of this statement.

70  COLUMBIA PORTFOLIO BUILDER SERIES — 2011 SEMIANNUAL REPORT

Financial Highlights

Columbia Portfolio Builder Aggressive Fund

	Six months
	ended July 31,		Year ended Jan. 31,
	2011		2011	2010	2009	2008	2007
	(Unaudited)
Class A
Per share data
Net asset value, beginning of period	$10.28		$8.62	$6.49	$10.46	$12.20	$11.66

Income from investment operations:
Net investment income	0.04		0.14	0.15	0.17	0.19	0.19
Net realized and unrealized gain (loss) on investments	0.21		1.69	2.14	(3.98)	(0.14)	1.18

Total from investment operations	0.25		1.83	2.29	(3.81)	0.05	1.37

Less distributions to shareholders from:
Net investment income	—		(0.17)	(0.16)	(0.12)	(0.39)	(0.35)
Net realized gains	—		—	—	(0.04)	(1.40)	(0.48)

Total distributions to shareholders	—		(0.17)	(0.16)	(0.16)	(1.79)	(0.83)

Net asset value, end of period	$10.53		$10.28	$8.62	$6.49	$10.46	$12.20

Total return	2.43%		21.22%	35.27%	(36.52% )	(0.31% )	11.85%

Ratios to average net assets(a)
Expenses prior to fees waived or expenses reimbursed	0.48%	(b)	0.50%	0.53%	0.51%	0.46%	0.49%

Net expenses after fees waived or expenses reimbursed(c)	0.48%	(b)	0.50%	0.51%	0.50%	0.46%	0.49%

Net investment income	0.71%	(b)	1.48%	1.92%	1.83%	1.53%	1.47%

Supplemental data
Net assets, end of period (in thousands)	$502,967		$489,241	$411,906	$294,773	$428,864	$400,073

Portfolio turnover	35%		10%	28%	35%	40%	40%

See accompanying Notes to Financial Highlights.

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA PORTFOLIO BUILDER SERIES — 2011 SEMIANNUAL REPORT  71

Financial Highlights (continued)

Columbia Portfolio Builder Aggressive Fund (continued)

	Six months
	ended July 31,		Year ended Jan. 31,
	2011		2011	2010	2009	2008	2007
	(Unaudited)
Class B
Per share data
Net asset value, beginning of period	$10.24		$8.57	$6.46	$10.38	$12.11	$11.59

Income from investment operations:
Net investment income (loss)	(0.00	)(d)	0.06	0.08	0.09	0.09	0.02
Net realized and unrealized gain (loss) on investments	0.21		1.69	2.12	(3.93)	(0.13)	1.24

Total from investment operations	0.21		1.75	2.20	(3.84)	(0.04)	1.26

Less distributions to shareholders from:
Net investment income	—		(0.08)	(0.09)	(0.04)	(0.29)	(0.26)
Net realized gains	—		—	—	(0.04)	(1.40)	(0.48)

Total distributions to shareholders	—		(0.08)	(0.09)	(0.08)	(1.69)	(0.74)

Net asset value, end of period	$10.45		$10.24	$8.57	$6.46	$10.38	$12.11

Total return	2.05%		20.46%	34.10%	(37.04% )	(1.02% )	10.97%

Ratios to average net assets(a)
Expenses prior to fees waived or expenses reimbursed	1.23%	(b)	1.26%	1.29%	1.26%	1.22%	1.25%

Net expenses after fees waived or expenses reimbursed(c)	1.23%	(b)	1.26%	1.27%	1.26%	1.22%	1.25%

Net investment income (loss)	(0.04%	)(b)	0.62%	1.09%	0.99%	0.74%	0.66%

Supplemental data
Net assets, end of period (in thousands)	$54,439		$66,323	$69,632	$56,864	$94,960	$98,480

Portfolio turnover	35%		10%	28%	35%	40%	40%

See accompanying Notes to Financial Highlights.

The accompanying Notes to Financial Statements are an integral part of this statement.

72  COLUMBIA PORTFOLIO BUILDER SERIES — 2011 SEMIANNUAL REPORT

Columbia Portfolio Builder Aggressive Fund (continued)

	Six months
	ended July 31,		Year ended Jan. 31,
	2011		2011	2010	2009	2008	2007
	(Unaudited)
Class C
Per share data
Net asset value, beginning of period	$10.14		$8.50	$6.42	$10.33	$12.08	$11.58

Income from investment operations:
Net investment income (loss)	(0.00	)(d)	0.07	0.11	0.10	0.10	0.06
Net realized and unrealized gain (loss) on investments	0.21		1.67	2.08	(3.92)	(0.15)	1.20

Total from investment operations	0.21		1.74	2.19	(3.82)	(0.05)	1.26

Less distributions to shareholders from:
Net investment income	—		(0.10)	(0.11)	(0.05)	(0.30)	(0.28)
Net realized gains	—		—	—	(0.04)	(1.40)	(0.48)

Total distributions to shareholders	—		(0.10)	(0.11)	(0.09)	(1.70)	(0.76)

Net asset value, end of period	$10.35		$10.14	$8.50	$6.42	$10.33	$12.08

Total return	2.07%		20.45%	34.07%	(37.00% )	(1.06% )	11.00%

Ratios to average net assets(a)
Expenses prior to fees waived or expenses reimbursed	1.23%	(b)	1.25%	1.28%	1.26%	1.21%	1.25%

Net expenses after fees waived or expenses reimbursed(c)	1.23%	(b)	1.25%	1.26%	1.25%	1.21%	1.25%

Net investment income (loss)	(0.04%	)(b)	0.72%	1.37%	1.09%	0.83%	0.72%

Supplemental data
Net assets, end of period (in thousands)	$33,781		$31,772	$26,852	$11,330	$15,158	$12,216

Portfolio turnover	35%		10%	28%	35%	40%	40%

See accompanying Notes to Financial Highlights.

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA PORTFOLIO BUILDER SERIES — 2011 SEMIANNUAL REPORT  73

Financial Highlights (continued)

Columbia Portfolio Builder Aggressive Fund (continued)

	Six months		Year ended
	ended July 31,		Jan. 31,
	2011		2011(e)
	(Unaudited)
Class R
Per share data
Net asset value, beginning of period	$10.25		$9.42

Income from investment operations:
Net investment income	0.03		0.10
Net realized and unrealized gain on investments	0.21		0.92

Total from investment operations	0.24		1.02

Less distributions to shareholders from:
Net investment income	—		(0.19)

Net asset value, end of period	$10.49		$10.25

Total return	2.34%		10.87%

Ratios to average net assets(a)
Expenses prior to fees waived or expenses reimbursed	0.66%	(b)	0.71%	(b)

Net expenses after fees waived or expenses reimbursed(c)	0.66%	(b)	0.71%	(b)

Net investment income	0.54%	(b)	2.91%	(b)

Supplemental data
Net assets, end of period (in thousands)	$3		$3

Portfolio turnover	35%		10%

See accompanying Notes to Financial Highlights.

The accompanying Notes to Financial Statements are an integral part of this statement.

74  COLUMBIA PORTFOLIO BUILDER SERIES — 2011 SEMIANNUAL REPORT

Columbia Portfolio Builder Aggressive Fund (continued)

	Six months
	ended July 31,		Year ended Jan. 31,
	2011		2011	2010	2009	2008	2007
	(Unaudited)
Class R4
Per share data
Net asset value, beginning of period	$10.30		$8.63	$6.50	$10.48	$12.23	$11.68

Income from investment operations:
Net investment income	0.04		0.15	0.17	0.22	0.28	0.22
Net realized and unrealized gain (loss) on investments	0.22		1.70	2.13	(4.01)	(0.20)	1.17

Total from investment operations	0.26		1.85	2.30	(3.79)	0.08	1.39

Less distributions to shareholders from:
Net investment income	—		(0.18)	(0.17)	(0.15)	(0.43)	(0.36)
Net realized gains	—		—	—	(0.04)	(1.40)	(0.48)

Total distributions to shareholders	—		(0.18)	(0.17)	(0.19)	(1.83)	(0.84)

Net asset value, end of period	$10.56		$10.30	$8.63	$6.50	$10.48	$12.23

Total return	2.52%		21.46%	35.36%	(36.20% )	(0.09% )	12.04%

Ratios to average net assets(a)
Expenses prior to fees waived or expenses reimbursed	0.32%	(b)	0.38%	0.36%	0.36%	0.35%	0.33%

Net expenses after fees waived or expenses reimbursed(c)	0.32%	(b)	0.38%	0.36%	0.11%	0.18%	0.33%

Net investment income	0.86%	(b)	1.62%	2.13%	2.57%	2.29%	1.60%

Supplemental data
Net assets, end of period (in thousands)	$507		$461	$391	$141	$110	$77

Portfolio turnover	35%		10%	28%	35%	40%	40%

See accompanying Notes to Financial Highlights.

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA PORTFOLIO BUILDER SERIES — 2011 SEMIANNUAL REPORT  75

Financial Highlights (continued)

Columbia Portfolio Builder Aggressive Fund (continued)

			Year
	Six months		ended
	ended July 31,		Jan. 31,
	2011		2011(e)
	(Unaudited)
Class Z
Per share data
Net asset value, beginning of period	$10.26		$9.42

Income from investment operations:
Net investment income	0.05		0.12
Net realized and unrealized gain on investments	0.21		0.92

Total from investment operations	0.26		1.04

Less distributions to shareholders from:
Net investment income	—		(0.20)

Net asset value, end of period	$10.52		$10.26

Total return	2.53%		11.11%

Ratios to average net assets(a)
Expenses prior to fees waived or expenses reimbursed	0.21%	(b)	0.18%	(b)

Net expenses after fees waived or expenses reimbursed(c)	0.21%	(b)	0.18%	(b)

Net investment income	0.92%	(b)	3.44%	(b)

Supplemental data
Net assets, end of period (in thousands)	$118		$3

Portfolio turnover	35%		10%

Notes to Financial Highlights

(a)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the reported expense ratios.
(b)	Annualized.
(c)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses.
(d)	Rounds to less than $0.01.
(e)	For the period from September 27, 2010 (commencement of operations) to January 31, 2011.

The accompanying Notes to Financial Statements are an integral part of this statement.

76  COLUMBIA PORTFOLIO BUILDER SERIES — 2011 SEMIANNUAL REPORT

Notes to Financial Statements
July 31, 2011 (Unaudited)

Note 1. Organization

Columbia Funds Series Trust II (the Trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Information presented in these financial statements pertains to the following series of the Trust (each a Fund and collectively, the Funds): Columbia Portfolio Builder Conservative Fund, Columbia Portfolio Builder Moderate Conservative Fund, Columbia Portfolio Builder Moderate Fund, Columbia Portfolio Builder Moderate Aggressive Fund and Columbia Portfolio Builder Aggressive Fund. Each Fund currently operates as a diversified fund. Effective March 7, 2011, the Funds, formerly a series of RiverSource Market Advantage Series, Inc., a Minnesota corporation, were reorganized into a newly formed series of the Trust.

Each Fund is a “fund-of-funds” and invests in a combination of underlying affiliated funds* for which Columbia Management Investment Advisers, LLC (Columbia Management) or an affiliate acts as investment manager or principal underwriter. Columbia Management is the Investment Manager for the Funds.

*	For information on the goals, investment strategies and risks of the underlying funds please refer to Appexdix A and B in the Funds’ most recent prospectus.

Fund Shares
The Trust may issue an unlimited number of shares (without par value) that can be allocated among the separate series as designated by the Board of Trustees (the Board). The Funds offer Class A, Class B, Class C, Class R, Class R4, and Class Z shares. All share classes have identical voting, dividend and liquidation rights. Each share class has its own expense structure and sales charges, as applicable.

Class A shares are subject to a maximum front-end sales charge of 4.75% for Columbia Portfolio Builder Conservative Fund and Columbia Portfolio Builder Moderate Conservative Fund and 5.75% for Columbia Portfolio Builder Moderate Fund, Columbia Portfolio Builder Moderate Aggressive Fund and Columbia Portfolio Builder Aggressive Fund based on the initial investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a contingent deferred sales charge (CDSC) if the shares are sold within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.

Class B shares may be subject to a maximum CDSC of 5.00% based upon the holding period after purchase. Class B shares will generally convert to Class A shares eight years after purchase. The Fund no longer accepts investments by new or existing investors in the Fund’s Class B shares, except in connection with the reinvestment of any dividend and/or capital gain distributions in Class B shares of the Fund and exchanges by existing Class B shareholders of certain other funds within the Columbia Family of Funds.

Class C shares are subject to a 1.00% CDSC on shares redeemed within one year of purchase.

Class R shares are not subject to sales charges and are available to qualifying institutional investors.

Class R4 shares are not subject to sales charges; however, the class was closed to new investors effective December 31, 2010.

Class Z shares are not subject to sales charges, and are only available to certain investors, as described in the Fund’s prospectus.

Note 2. Summary of Significant Accounting Policies

Use of Estimates
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (GAAP) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements.

Security Valuation
Investments in the underlying funds are valued at the net asset value of each class of the respective underlying fund determined as of the close of the New York Stock Exchange on the valuation date.

COLUMBIA PORTFOLIO BUILDER SERIES — 2011 SEMIANNUAL REPORT  77

Notes to Financial Statements (continued)

Security Transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition
Income and capital gain distributions from the underlying funds, if any, are recorded on the ex-dividend date.

Expenses
General expenses of the Trust are allocated to the Funds and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to a Fund are charged to that Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value
All income, expenses (other than class-specific expenses which are charged directly to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of a Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status
For federal income tax purposes, each Fund is treated as a separate entity. The Funds intend to qualify each year as separate regulated investment companies under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of their taxable income for their tax year, and as such will not be subject to federal income taxes. In addition, the Funds intend to distribute in each calendar year substantially all of their net investment income, capital gains and certain other amounts, if any, such that the Funds should not be subject to federal excise tax. Therefore, no federal income or excise tax provisions are recorded.

Distributions to Shareholders
Distributions from net investment income, if any, are declared and paid quarterly for Columbia Portfolio Builder Conservative Fund, Columbia Portfolio Builder Moderate Conservative Fund, Columbia Portfolio Builder Moderate Fund and Columbia Portfolio Builder Moderate Aggressive Fund and are declared and paid annually for Columbia Portfolio Builder Aggressive Fund. The Funds will distribute net realized capital gains (including net short-term capital gains) at least annually after the fiscal year in which the capital gains were earned, unless offset by any available capital loss carryforward. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations which may differ from GAAP.

Guarantees and Indemnifications
Under the Trusts’ organizational documents and, in some cases, by contract, their officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, certain of the Funds’ contracts with their service providers contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Funds cannot be determined, and the Funds have no historical basis for predicting the likelihood of any such claims.

Note 3. Fees and Compensation Paid to Affiliates

Investment Management Fees and Underlying Fund Fees
The Funds do not pay Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), a direct management fee for managing its assets.

In addition to the fees and expenses which each Fund bears directly, each Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds (also referred to as “acquired funds”) in which a Fund invests. Because the underlying funds have varied expense and fee levels and each Fund may own different proportions of underlying funds at different times, the amount of fees and expenses incurred indirectly by each Fund will vary.

Administration Fees
Under an Administrative Services Agreement, the Investment Manager serves as the Fund Administrator. Each Fund pays the Fund Administrator an annual fee for administration and accounting services equal to 0.02% of each Fund’s average daily net assets.

78  COLUMBIA PORTFOLIO BUILDER SERIES — 2011 SEMIANNUAL REPORT

Compensation of Board Members
Compensation to Board members and certain other core expenses are paid directly by the affiliated underlying funds in which each Fund invests.

Transfer Agent Fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Funds. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent.

The Transfer Agent receives monthly account-based service fees based on the number of open accounts and is reimbursed by the Funds for the fees and expenses the Transfer Agent pays to financial intermediaries that maintain omnibus accounts with the Funds that is a percentage of the average aggregate value of the Funds’ shares maintained in each such omnibus account (other than omnibus accounts for which American Enterprise Investment Services Inc. is the broker of record or accounts where the beneficial shareholder is a customer of Ameriprise Financial Services, Inc., which are paid a per account fee). The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Funds (with the exception of out-of-pocket fees). The Transfer Agent also receives compensation from fees for various shareholder services and reimbursements for certain out-of-pocket expenses. Total transfer agent fees for Class R4 shares are subject to an annual limitation of not more than 0.05% of the average daily net assets attributable to the share class.

For the six months ended July 31, 2011, the Funds’ transfer agent fee rates as a percentage of average daily net assets of each class were as follows:

	Class A	Class B	Class C	Class R	Class R4	Class Z
Columbia Portfolio Builder Conservative Fund	0.12%	0.12%	0.12%	0.08%	0.05%	0.10%
Columbia Portfolio Builder Moderate Conservative Fund	0.12	0.12	0.11	0.09	0.05	0.11
Columbia Portfolio Builder Moderate Fund	0.13	0.13	0.13	0.13	0.03	0.12
Columbia Portfolio Builder Moderate Aggressive Fund	0.16	0.16	0.16	0.14	0.01	0.16
Columbia Portfolio Builder Aggressive Fund	0.17	0.17	0.17	0.15	0.02	0.15

Plan Administration Fees
Under a Plan Administration Services Agreement with the Transfer Agent, each Fund pays an annual fee at a rate of 0.25% of each Fund’s average daily net assets attributable to Class R4 shares for the provision of various administrative, recordkeeping, communication and educational services.

Distribution Fees
Each Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, each Fund paid a fee at an annual rate of up to 0.25% of each Fund’s average daily net assets attributable to Class A shares, a fee at an annual rate of up to 0.50% of each Fund’s average daily net assets attributable to Class R shares (of which up to 0.25% may be used for shareholder services) and a fee at an annual rate of up to 1.00% of the Fund’s average daily net assets attributable to Class B and Class C shares. For Class B and Class C shares, of the 1.00% fee, up to 0.75% is reimbursed for distribution expenses.

The amount of distribution expenses incurred by the Distributor and not yet reimbursed (unreimbursed expense) for each Fund was approximately as follows:

Fund	Class B	Class C
Columbia Portfolio Builder Conservative Fund	$1,952,000	$227,000
Columbia Portfolio Builder Moderate Conservative Fund	2,849,000	316,000
Columbia Portfolio Builder Moderate Fund	7,158,000	1,644,000
Columbia Portfolio Builder Moderate Aggressive Fund	5,725,000	1,264,000
Columbia Portfolio Builder Aggressive Fund	2,569,000	212,000

These amounts are based on the most recent information available as of June 30, 2011 and may be recovered from future payments under the distribution plan or CDSCs. To the extent the unreimbursed expense has been fully recovered, the distribution fee is reduced.

COLUMBIA PORTFOLIO BUILDER SERIES — 2011 SEMIANNUAL REPORT  79

Notes to Financial Statements (continued)

Sales Charges
Sales charges, including front-end and CDSCs, received by the Distributor for distributing each Fund’s shares for the six months ended July 31, 2011, are as follows:

Fund	Class A	Class B	Class C
Columbia Portfolio Builder Conservative Fund	$169,698	$4,073	$2,387
Columbia Portfolio Builder Moderate Conservative Fund	540,119	11,977	5,075
Columbia Portfolio Builder Moderate Fund	1,636,944	45,993	9,299
Columbia Portfolio Builder Moderate Aggressive Fund	1,617,723	41,018	4,615
Columbia Portfolio Builder Aggressive Fund	783,058	27,950	2,466

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates
Effective April 1, 2011, the Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below), through March 31, 2012, unless sooner terminated at the sole discretion of the Board, so that net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rates as a percentage of each Fund’s average daily net assets:

Class A	Class B	Class C	Class R	Class R4	Class Z
0.51%	1.26%	1.26%	0.76%	0.44%	0.26%

Prior to April 1, 2011, the Investment Manager and certain of its affiliates had contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below)so that net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, did not exceed the following annual rates as a percentage of each Fund’s average daily net assets:

Class A	Class B	Class C	Class R	Class R4	Class Z
0.51%	1.27%	1.26%	0.76%	0.44%	0.26%

Under the agreement, the following fees and expenses, are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, extraordinary expenses and any other expenses the exclusion of which is specifically approved by the Fund’s Board. This agreement may be modified or amended only with approval from all parties.

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

At July 31, 2011, the cost of investments for federal income tax purposes along with the aggregate gross unrealized appreciation and depreciation based on that cost was:

				Net
		Gross unrealized	Gross unrealized	appreciation
Fund	Tax cost	appreciation	depreciation	(depreciation)
Columbia Portfolio Builder Conservative Fund	$271,068,000	$19,304,000	$(314,000)	$18,990,000
Columbia Portfolio Builder Moderate Conservative Fund	469,144,000	37,725,000	(485,000)	37,240,000
Columbia Portfolio Builder Moderate Fund	1,336,404,000	120,391,000	(2,523,000)	117,868,000
Columbia Portfolio Builder Moderate Aggressive Fund	1,145,127,000	85,919,000	(11,251,000)	74,668,000
Columbia Portfolio Builder Aggressive Fund	555,578,000	42,338,000	(5,767,000)	36,571,000

The following capital loss carryforward, determined as of January 31, 2011, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

80  COLUMBIA PORTFOLIO BUILDER SERIES — 2011 SEMIANNUAL REPORT

Fund	2017	2018	2019	Total
Columbia Portfolio Builder Conservative Fund	$—	$4,265,389	$70,133	$4,335522
Columbia Portfolio Builder Moderate Conservative Fund	733,021	15,811,121	—	16,544,142
Columbia Portfolio Builder Moderate Fund	7,597,638	37,758,600	3,513,506	48,869,744
Columbia Portfolio Builder Moderate Aggressive Fund	4,898,399	57,879,727	14,203,326	76,981,452
Columbia Portfolio Builder Aggressive Fund	6,629,032	28,221,611	8,579,032	43,429,675

Under current tax rules, certain currency and capital losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. As of January 31, 2011, post-October losses of $9,431 attributed to security transactions were deferred to February 1, 2011 for Columbia Portfolio Builder Conservative Fund.

It is unlikely the Board will authorize a distribution of any net realized capital gains until the available capital loss carryforward has been offset or expires. There is no assurance that the Fund will be able to utilize all of its capital loss carryforward before it expires.

Management of the Funds has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio Information

For the six months ended July 31, 2011, the cost of purchases and proceeds from sales of investments in underlying affiliated funds, for each Fund aggregated to:

Fund	Purchases	Proceeds
Columbia Portfolio Builder Conservative Fund	$95,819,919	$85,328,371
Columbia Portfolio Builder Moderate Conservative Fund	140,972,356	132,914,838
Columbia Portfolio Builder Moderate Fund	404,865,539	388,799,018
Columbia Portfolio Builder Moderate Aggressive Fund	395,370,632	407,807,109
Columbia Portfolio Builder Aggressive Fund	209,668,782	217,571,353

Note 6. Investments in Underlying Affiliated Funds over 5%

The Funds do not invest in the underlying funds for the purpose of exercising management or control. At July 31, 2011, each Fund held the following positions, which exceeded 5% of the underlying fund’s shares outstanding:

Columbia Portfolio Builder Conservative Fund

Underlying fund	Percent of shares held
Columbia Limited Duration Credit Fund	5.41%

Columbia Portfolio Builder Moderate Conservative Fund

Underlying fund	Percent of shares held
Columbia Limited Duration Credit Fund	5.93%
Columbia Global Bond Fund	5.78

COLUMBIA PORTFOLIO BUILDER SERIES — 2011 SEMIANNUAL REPORT  81

Notes to Financial Statements (continued)

Columbia Portfolio Builder Moderate Fund

Underlying fund	Percent of shares held
RiverSource Partners International Select Growth Fund	14.88%
Columbia Global Bond Fund	12.51
Columbia Inflation Protected Securities Fund	10.80
Columbia Absolute Return Multi-Strategy Fund	9.89
Columbia European Equity Fund	9.14
Columbia Large Growth Quantitative Fund	8.28
Columbia U.S. Treasury Index Fund	7.49
Columbia Diversified Bond Fund	7.00
Columbia Absolute Return Currency and Income Fund	6.89
Columbia Asia Pacific ex-Japan Fund	6.66
Columbia Real Estate Equity Fund	5.40

Columbia Portfolio Builder Moderate Aggressive Fund

Underlying fund	Percent of shares held
Columbia Absolute Return Enhanced Multi-Strategy Fund	21.59%
RiverSource Partners International Select Growth Fund	15.20
Columbia Absolute Return Currency and Income Fund	11.59
Columbia Large Growth Quantitative Fund	8.82
Columbia European Equity Fund	8.36
Columbia Global Bond Fund	7.02
Columbia Inflation Protected Securities Fund	5.67
Columbia Pacific Asia Fund	5.60

Columbia Portfolio Builder Aggressive Fund

Underlying fund	Percent of shares held
Columbia Absolute Return Enhanced Multi-Strategy Fund	12.83%
Riversource Partners International Select Growth Fund	9.13
Columbia Absolute Return Currency and Income Fund	6.20
Columbia Large Growth Quantitative Fund	5.42

Note 7. Shareholder Concentration

At July 31, 2011, the Investment Manager and/or affiliates owned 100% of each Fund’s Class R shares.

Note 8. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 9. Information Regarding Pending and Settled Legal Proceedings

In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc. was filed in the United States District Court for the District of Arizona. The plaintiffs allege that they are investors in several American Express Company mutual funds (branded as Columbia) and they purport to bring the action derivatively on behalf of those funds under the Investment Company Act of 1940. The plaintiffs allege that fees allegedly paid to the defendants by the funds for investment advisory and administrative services are excessive. The plaintiffs seek remedies including restitution and rescission of investment advisory and distribution agreements. The plaintiffs voluntarily agreed to transfer this case to the United States District Court for the District of Minnesota (the District Court). In response to defendants’ motion to dismiss the complaint, the District Court dismissed one of plaintiffs’ four claims and granted plaintiffs limited discovery. Defendants moved for summary judgment in April 2007. Summary judgment was granted in the defendants’ favor on July 9, 2007. The plaintiffs filed a notice of appeal with the Eighth Circuit Court of Appeals (the Eighth Circuit) on August 8, 2007. On April 8, 2009, the Eighth Circuit reversed summary judgment and remanded to the District Court for further proceedings. On August 6, 2009, defendants filed a writ of certiorari with the U.S. Supreme Court (the Supreme Court), asking the Supreme Court to stay the District Court proceedings while the Supreme Court considers and rules in a case

82  COLUMBIA PORTFOLIO BUILDER SERIES — 2011 SEMIANNUAL REPORT

captioned Jones v. Harris Associates, which involves issues of law similar to those presented in the Gallus case. On March 30, 2010, the Supreme Court issued its ruling in Jones v. Harris Associates, and on April 5, 2010, the Supreme Court vacated the Eighth Circuit’s decision in the Gallus case and remanded the case to the Eighth Circuit for further consideration in light of the Supreme Court’s decision in Jones v. Harris Associates. On June 4, 2010, the Eighth Circuit remanded the Gallus case to the District Court for further consideration in light of the Supreme Court’s decision in Jones v. Harris Associates. On December 9, 2010, the District Court reinstated its July 9, 2007 summary judgment order in favor of the defendants. On January 10, 2011, plaintiffs filed a notice of appeal with the Eighth Circuit. In response to the plaintiffs’ opening appellate brief filed on March 18, 2011, the defendants filed a response brief on May 4, 2011 with the Eighth Circuit. The plaintiffs filed a reply brief on May 26, 2011.

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the funds’ Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

COLUMBIA PORTFOLIO BUILDER SERIES — 2011 SEMIANNUAL REPORT  83

Proxy Voting

The policy of the Board is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiamanagement.com; or searching the website of the Securities and Exchange Commission (SEC) at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting columbiamanagement.com; or searching the website of the SEC at www.sec.gov.

Results of Meetings of Shareholders

Special Meeting of Shareholders held on February 15, 2011
(Unaudited)

A brief description of the proposal(s) voted upon at the meeting and the votes cast for, against or withheld, as well as the number of abstentions and broker non-votes as to the proposal(s) is(are) set forth below. A vote is based on total dollar interest in the Fund.

For Columbia Portfolio Builder Conservative Fund
Columbia Portfolio Builder Moderate Conservative Fund
Columbia Portfolio Builder Moderate Fund
Columbia Portfolio Builder Moderate Aggressive Fund
Columbia Portfolio Builder Aggressive Fund
Columbia Portfolio Builder Total Equity Fund

1.	To elect directors to the Board.*

		Dollars Voted	Dollars Voted		Broker
		“For”	“Withhold”	Abstentions	Non-Votes
01	Kathleen Blatz	4,005,652,467.862	84,434,465.991	0.000	0.000
02	Edward J. Boudreau, Jr.	4,003,811,635.576	86,275,298.277	0.000	0.000
03	Pamela G. Carlton	4,005,252,051.150	84,834,882.703	0.000	0.000
04	William P. Carmichael	4,001,048,955.633	89,037,978.220	0.000	0.000
05	Patricia M. Flynn	4,005,927,417.757	84,159,516.097	0.000	0.000
06	William A. Hawkins	4,003,780,798.260	86,306,135.594	0.000	0.000
07	R. Glenn Hilliard	4,003,027,431.702	87,059,502.151	0.000	0.000
08	Stephen R. Lewis, Jr.	4,002,814,237.580	87,272,696.273	0.000	0.000
09	John F. Maher	4,005,929,192.229	84,157,741.624	0.000	0.000
10	John J. Nagorniak	4,003,556,845.728	86,530,088.126	0.000	0.000
11	Catherine James Paglia	4,006,021,497.987	84,065,435.866	0.000	0.000
12	Leroy C. Richie	4,004,070,747.129	86,016,186.725	0.000	0.000
13	Anthony M. Santomero	4,002,631,993.769	87,454,940.084	0.000	0.000
14	Minor M. Shaw	4,002,940,364.698	87,146,569.156	0.000	0.000
15	Alison Taunton-Rigby	4,004,312,211.858	85,774,721.996	0.000	0.000
16	William F. Truscott	4,005,115,426.709	84,971,507.144	0.000	0.000

2.	To approve a proposed amendment to the Articles of Incorporation.*

Dollars Voted	Dollars Voted		Broker
“For”	“Against”	Abstentions	Non-Votes
3,936,589,792.587	81,217,104.603	72,279,795.213	242.470

*	All dollars of RiverSource Market Advantage Series, Inc. are voted together as a single class for election of directors and amendments to the Articles of Incorporation.

Columbia Portfolio Builder Conservative Fund

3.	To approve a proposed Agreement and Plan of Redomiciling

Dollars Voted	Dollars Voted		Broker
“For”	“Against”	Abstentions	Non-Votes
162,448,363.704	3,268,782.916	4,967,208.282	57,386,133.750

84  COLUMBIA PORTFOLIO BUILDER SERIES — 2011 SEMIANNUAL REPORT

4.	To approve the proposed Investment Management Services Agreement with Columbia Management Investment Advisers, LLC.

Dollars Voted	Dollars Voted		Broker
“For”	“Against”	Abstentions	Non-Votes
163,375,164.372	2,525,268.842	4,783,921.688	57,386,133.750

Columbia Portfolio Builder Moderate Conservative Fund

3.	To approve a proposed Agreement and Plan of Redomiciling

Dollars Voted	Dollars Voted		Broker
“For”	“Against”	Abstentions	Non-Votes
275,537,934.431	7,489,774.041	11,759,836.482	101,687,730.320

4.	To approve the proposed Investment Management Services Agreement with Columbia Management Investment Advisers, LLC.

Dollars Voted	Dollars Voted		Broker
“For”	“Against”	Abstentions	Non-Votes
276,337,901.149	7,197,541.336	11,252,102.469	101,687,730.320

Columbia Portfolio Builder Moderate Fund

3.	To approve a proposed Agreement and Plan of Redomiciling

Dollars Voted	Dollars Voted		Broker
“For”	“Against”	Abstentions	Non-Votes
826,073,825.179	20,346,846.080	32,328,886.026	273,514,340.440

4.	To approve the proposed Investment Management Services Agreement with Columbia Management Investment Advisers, LLC.

Dollars Voted	Dollars Voted		Broker
“For”	“Against”	Abstentions	Non-Votes
825,217,650.854	21,797,195.625	31,734,710.805	273,514,340.440

Columbia Portfolio Builder Moderate Aggressive Fund

3.	To approve a proposed Agreement and Plan of Redomiciling

Dollars Voted	Dollars Voted		Broker
“For”	“Against”	Abstentions	Non-Votes
650,072,262.202	20,013,359.159	26,644,058.258	317,241,916.130

4.	To approve the proposed Investment Management Services Agreement with Columbia Management Investment Advisers, LLC.

Dollars Voted	Dollars Voted		Broker
“For”	“Against”	Abstentions	Non-Votes
646,340,638.737	24,388,309.410	26,000,741.771	317,241,905.830

COLUMBIA PORTFOLIO BUILDER SERIES — 2011 SEMIANNUAL REPORT  85

Results of Meetings of Shareholders (continued)

Columbia Portfolio Builder Aggressive Fund

3.	To approve a proposed Agreement and Plan of Redomiciling

Dollars Voted	Dollars Voted		Broker
“For”	“Against”	Abstentions	Non-Votes
318,528,255.342	10,980,134.070	10,749,634.618	150,912,296.830

4.	To approve the proposed Investment Management Services Agreement with Columbia Management Investment Advisers, LLC.

Dollars Voted	Dollars Voted		Broker
“For”	“Against”	Abstentions	Non-Votes
318,020,844.565	12,115,859.002	10,121,320.464	150,912,296.830

Columbia Portfolio Builder Total Equity Fund

1.	To approve an Agreement and Plan of Reorganization between Columbia Portfolio Builder Total Equity Fund and Columbia LifeGoal Growth Portfolio

Dollars Voted	Dollars Voted		Broker
“For”	“Against”	Abstentions	Non-Votes
280,406,738.745	8,090,911.098	9,246,386.513	91,949,362.600

86  COLUMBIA PORTFOLIO BUILDER SERIES — 2011 SEMIANNUAL REPORT

Columbia Portfolio Builder Series
P.O. Box 8081
Boston, MA 02266-8081

columbiamanagement.com

This report must be accompanied or preceded by the Funds’ current prospectus. The Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA and managed by Columbia Management Investment Advisers, LLC.
©2011 Columbia Management Investment Advisers, LLC. All rights reserved.	S-6293 J (9/11)

Item 2. Code of Ethics. Not applicable for semi-annual reports.
Item 3. Audit Committee Financial Expert. Not applicable for semi-annual reports.
Item 4. Principal Accountant Fees and Services. Not applicable for semi-annual reports.
Item 5. Audit Committee of Listed Registrants. Not applicable.
Item 6. Investments.
(a)	The registrant’s “Schedule 1 — Investments in securities of unaffiliated issuers” (as set forth in 17 CFR 210.12-12) is included in Item 1 of this Form N-CSR.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. Not applicable.
Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. Not applicable.
Item 10. Submission of Matters to a Vote of Security Holders.
There were no material changes to the procedure by which shareholders may recommend nominees to the registrant’s board of directors.
Item 11. Controls and Procedures.
(a) The registrant’s principal executive officer and principal financial officer, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.
(b) There was no change in the registrant’s internal controls over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.
(a)(1) Code of ethics required to be disclosed under Item 2 of Form N-CSR: Not applicable for semi annual reports.
(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.
(a)(3) Not applicable.
(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)		Columbia Funds Series Trust II

By	/s/ J. Kevin Connaughton
J. Kevin Connaughton
President and Principal Executive Officer

Date	September 26, 2011
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/ J. Kevin Connaughton
J. Kevin Connaughton
President and Principal Executive Officer

Date	September 26, 2011

By	/s/ Michael G. Clarke
Michael G. Clarke
Treasurer and Principal Financial Officer

Date	September 26, 2011